Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

Market Environment	3	A review of what happened in world markets during the past six months.
Performance and Investment Summary	4	How the fund has done over time, and an overview of the fund's investments at the end of the period.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.
Proxy Voting Results	24

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Market Environment

There's an expression in financial quarters that says, "When the United States sneezes, the world catches cold." That would seem to be a pretty fair statement judging by the performance of the global economy during the six-month period ending June 30, 2001. Considering that more than a third of all goods sold in the U.S. are imports - compared to 20% a decade ago - the sharp deceleration of the domestic economy had far-reaching ramifications. Asia, the Pacific Rim, Europe and many other parts of the world - particularly technology exporters - were negatively affected by slowing U.S. demand. Higher energy costs also put a damper on global economic growth through the first half of 2001. The news was better in the second quarter of the year, at least for U.S. stocks. The second quarter gains of U.S. equity stock funds were the biggest since the fourth quarter of 1999, according to Lipper Inc.

U.S. Stock Markets

Despite extreme volatility during the first half of 2001, opportunities for strong returns were still abundant for equity investors. In short, big was anything but better during the first half of the year. Small- and mid-cap value stocks were the top performers, while large-cap growth fell from favor. The technology and telecommunications industries were the primary victims of this fallout. The "irrational exuberance" - a phrase coined by Federal Reserve Board chairman Alan Greenspan a few years ago to describe the extraordinary run-up in these new economy stocks - quickly evaporated as economic growth slowed and earnings disappointments piled up. In response, investors turned to the long-neglected value arena, where many companies demonstrated real earnings growth and reasonable valuations. A look at the numbers reveals the performance discrepancy between the large-cap growth and mid- to small-cap value styles: For the six-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 12.72%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 14.24%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 6.70%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 12.40%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 1.86%.

Foreign Stock Markets

The performance of international equity markets echoed that of their U.S. counterparts during the first half of 2001. Slowing economic growth led to a sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and a decline in capital expenditures took a heavy toll on corporate earnings, causing the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index to drop 14.45%. Europe accounted for much of the weakness. The global slowdown reduced export activity, and the European Central Bank's reluctance to cut interest rates due to inflation fears was greeted negatively by investors. Japan also suffered a sharp drop in exports, particularly in technology-related sectors. The Tokyo Stock Exchange Index (TOPIX), a benchmark of the Japanese stock market, fell 6.86%. On the other hand, South Korea posted one of the best performances, as the Korea Composite Stock Price Index (KOSPI) jumped 11.30% during the past six months thanks to renewed strength in semiconductor demand. Latin American stocks rebounded in the second quarter of 2001, helping the Morgan Stanley Capital International Emerging Markets Free - Latin America Index record a 6.16% gain for the first half of the year.

U.S. Bond Markets

Investment-grade bonds extended their recent dominance over most major stock indexes for the six-month period ending June 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 3.62% during this time frame. Treasuries relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 1.95%. Overwhelming evidence of deteriorating economic growth spurred the Federal Reserve Board to aggressively ease interest rates, with a total of six cuts during the first six months of 2001. This strong positive signal of support for the economy triggered one of the best months ever for corporate bonds in January. Further yield spread tightening in the spring ensured top billing for the Lehman Brothers Credit Bond Index, which returned 5.38%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a still-robust housing market aided discount mortgage securities. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.06% and 3.78%, respectively. High-yield bonds also chipped in with a positive six-month return, despite a negative second quarter. Overall, the Merrill Lynch High Yield Master II Index gained 3.38% in the first half of 2001.

Foreign Bond Markets

In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. Russia stood out among the index's top performers, helped by a continuation of economic reforms and several credit rating upgrades. Argentina was at the opposite end of the spectrum, plagued by its slumping economy and potential debt defaults. Meanwhile, international government bonds fell 6.78%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. European government bond performance was held back somewhat as the euro had a difficult time competing with the strong U.S. dollar.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Equity-Income - Initial Class	10.39%	12.02%	15.43%
Russell 3000® Value	11.64%	14.71%	15.72%
Variable Annuity Equity Income Funds Average	6.79%	12.82%	14.15%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity equity income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 50 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Equity-Income Portfolio - Initial Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $42,001 - a 320.01% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,060 - a 330.60% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Citigroup, Inc.	3.8
Fannie Mae	3.7
Exxon Mobil Corp.	3.6
General Electric Co.	2.6
TotalFinaElf SA	2.0
15.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	28.3
Industrials	14.6
Energy	12.4
Consumer Discretionary	11.9
Telecommunication Services	6.2

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	96.5%
Bonds	1.7%
Short-Term Investments and Net Other Assets	1.8%

* Foreign investments 7.4%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Equity-Income - Service Class	10.23%	11.93%	15.39%
Russell 3000 Value	11.64%	14.71%	15.72%
Variable Annuity Equity Income Funds Average	6.79%	12.82%	14.15%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity equity income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 50 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $41,842 - a 318.42% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,060 - a 330.60% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Citigroup, Inc.	3.8
Fannie Mae	3.7
Exxon Mobil Corp.	3.6
General Electric Co.	2.6
TotalFinaElf SA	2.0
15.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	28.3
Industrials	14.6
Energy	12.4
Consumer Discretionary	11.9
Telecommunication Services	6.2

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	96.5%
Bonds	1.7%
Short-Term Investments and Net Other Assets	1.8%

* Foreign investments 7.4%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Equity-Income - Service Class 2	10.11%	11.89%	15.36%
Russell 3000 Value	11.64%	14.71%	15.72%
Variable Annuity Equity Income Funds Average	6.79%	12.82%	14.15%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity equity income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 50 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class 2 on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $41,758 - a 317.58% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,060 - a 330.60% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Citigroup, Inc.	3.8
Fannie Mae	3.7
Exxon Mobil Corp.	3.6
General Electric Co.	2.6
TotalFinaElf SA	2.0
15.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	28.3
Industrials	14.6
Energy	12.4
Consumer Discretionary	11.9
Telecommunication Services	6.2

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	96.5%
Bonds	1.7%
Short-Term Investments and Net Other Assets	1.8%

* Foreign investments 7.4%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve Petersen, Portfolio Manager of Equity-Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2001, the fund slightly underperformed the Russell 3000® Value Index, which returned -0.34%, but beat the -1.79% return of the Lipper Inc. variable annuity equity income funds average. For the 12-month period that ended June 30, 2001, the fund slightly underperformed the Russell index's return of 11.64% and topped the Lipper peer group's 6.79% return.

Q. What was the investing environment like during the six-month period?

A. It was a tough environment for diversified equity funds, with very few places to hide from the effects of a weakening economy. Though more insulated from economic woes than the growth side of the market, larger-cap value stocks had rather flat performance during the period due to a continuing cycle of downward revisions for corporate earnings. Throughout the period, it became more apparent that the economy was in worse shape than previously anticipated. A key issue was the broad-based impact of the weakening economy on virtually every sector, compared to last year's rather narrow hit on technology issues. Within this environment, the fund's value orientation helped relative to the peer group, but stock selection in pharmaceuticals and the fund's higher weighting in energy stocks held back performance compared to the Russell index.

Q. Pharmaceutical companies appeared to have had a particularly difficult time. What accounted for their poor performance?

A. HMOs, consumers and even the government have become more adversarial toward pharmaceutical companies. The Food and Drug Administration's switch to a more discerning posture in new drug application approvals has made new drug introductions slower than expected. Meanwhile, old patents are expiring, changing the outlook for this industry, with the assumption that future growth will probably be slower than in the past. Fund holdings Bristol-Myers Squibb, Merck, Schering-Plough and Eli Lily all were negatively affected by these changes. I sold off a portion of the fund's pharmaceutical holdings to take profits late last year, and the fund now holds a more moderate weighting in these stocks.

Q. Which stocks helped the fund's performance during the period?

A. During the past few months, I became more interested in technology issues, a number of which began to look attractively valued. Microsoft and IBM were two examples of larger-cap technology stocks that bucked the down trend and performed well during the period. Microsoft benefited from recent favorable court rulings and anticipation of the company's new releases of software for small businesses. Meanwhile, IBM continued to meet earnings expectations and delivered better relative stock performance than many of its competitors.

Q. Financial stocks accounted for the portfolio's largest weighting. How did they do?

A. It was a mixed bag. Good performers included Bank of America, a long-term fund holding, which successfully integrated its merger with NationsBank and realized benefits in savings through cost consolidation. Household International, a consumer financing company, benefited from positive demand trends that produced better-than-expected earnings growth. Interest-rate cuts also gave the company an immediate positive impact on its borrowing costs. On the down side, American Express, Bank of New York and Wells Fargo all had disappointing performance. American Express' credit card business suffered from lower-than-expected growth in business travel and entertainment expenditures, and its investment arm was hurt by a weaker stock market. Bank of New York's custody and processing business was affected by slowing growth in assets from its mutual fund and investment management clients. Along with most of its counterparts, Wells Fargo's venture capital business lost money and the company had to take write-downs.

Q. What's your outlook, Steve?

A. I believe that, over time, lower interest rates should eventually have a positive effect on the economy and on business trends, though we may be in for more bad news during the next several months. Because value stocks generally held their value during the first half of the year - even though earnings expectations were down dramatically across the board - it's an indication that the environment for these stocks was not as negative as many thought. These factors make me optimistic about the long-term prospects for value stocks, and I have positioned the fund with an eye to the economy's eventual recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks reasonable income while maintaining a yield that exceeds the composite dividend yield of the S&P 500®; also considers the potential for capital appreciation

Start date: October 9, 1986

Size: as of June 30, 2001, more than $10.8 billion

Manager: Stephen Petersen, since 1997; joined Fidelity in 1980

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.7%
Johnson Controls, Inc.	284,700	$ 20,632,209
Snap-On, Inc.	1,102,000	26,624,320
TRW, Inc.	801,700	32,869,700
		80,126,229
Automobiles - 0.2%
Ford Motor Co.	854,200	20,970,610
Hotels Restaurants & Leisure - 1.7%
Mandalay Resort Group (a)	793,600	21,744,640
McDonald's Corp.	1,594,000	43,133,640
MGM Mirage, Inc. (a)	1,249,270	37,428,129
Park Place Entertainment Corp. (a)	1,302,900	15,765,090
Six Flags, Inc. (a)	1,086,356	22,856,930
Starwood Hotels & Resorts Worldwide, Inc. unit	1,017,381	37,927,964
		178,856,393
Household Durables - 0.8%
Black & Decker Corp.	595,500	23,498,430
Fortune Brands, Inc.	676,000	25,931,360
Maytag Corp.	991,520	29,011,875
Whirlpool Corp.	182,300	11,393,750
		89,835,415
Media - 3.7%
Clear Channel Communications, Inc. (a)	813,500	51,006,450
Fox Entertainment Group, Inc. Class A (a)	1,251,600	34,919,640
Gannett Co., Inc.	136,400	8,988,760
News Corp. Ltd. sponsored ADR	729,701	25,665,024
Reader's Digest Association, Inc. Class A (non-vtg.)	1,357,303	39,022,461
Tribune Co.	710,500	28,427,105
Viacom, Inc. Class B (non-vtg.) (a)	3,344,218	173,063,282
Walt Disney Co.	1,342,900	38,796,381
		399,889,103
Multiline Retail - 1.8%
Big Lots, Inc. (a)	2,020,156	27,635,738
Costco Wholesale Corp. (a)	459,290	19,258,030
Dillards, Inc. Class A	432,800	6,608,856
Federated Department Stores, Inc. (a)	953,000	40,502,500
JCPenney Co., Inc.	232,600	6,131,336
Kmart Corp. (a)	454,800	5,216,556
Sears, Roebuck & Co.	285,200	12,066,812
Target Corp.	1,166,100	40,347,060
Wal-Mart Stores, Inc.	629,300	30,709,840
		188,476,728
Specialty Retail - 1.7%
AutoNation, Inc.	689,800	8,001,680
Charming Shoppes, Inc. (a)	612,800	3,744,208
Gap, Inc.	1,713,600	49,694,400

	Shares	Value (Note 1)
Office Depot, Inc. (a)	2,062,900	$ 21,412,902
Pep Boys-Manny, Moe & Jack	450,800	5,062,484
Staples, Inc. (a)	3,626,562	54,470,961
The Limited, Inc.	2,635,400	43,536,808
		185,923,443
Textiles & Apparel - 0.1%
Kellwood Co.	612,840	14,156,604
TOTAL CONSUMER DISCRETIONARY		1,158,234,525
CONSUMER STAPLES - 5.2%
Beverages - 0.1%
PepsiCo, Inc.	352,800	15,593,760
Food & Drug Retailing - 0.0%
Rite Aid Corp. warrants 6/27/06 (a)(g)	25,358	126,790
Food Products - 0.8%
ConAgra Foods, Inc.	906,700	17,961,727
H.J. Heinz Co.	454,600	18,588,594
Kellogg Co.	68,400	1,983,600
Kraft Foods, Inc. Class A	412,700	12,793,700
Tyson Foods, Inc. Class A	339,900	3,130,479
Unilever PLC	3,307,614	28,445,501
		82,903,601
Household Products - 1.4%
Kimberly-Clark Corp.	1,042,700	58,286,930
Procter & Gamble Co.	1,236,800	78,907,840
The Dial Corp.	712,800	10,157,400
		147,352,170
Personal Products - 1.2%
Avon Products, Inc.	915,600	42,373,968
Gillette Co.	3,178,120	92,133,699
		134,507,667
Tobacco - 1.7%
Philip Morris Companies, Inc.	3,559,700	180,654,775
TOTAL CONSUMER STAPLES		561,138,763
ENERGY - 12.4%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,658,000	55,543,000
Halliburton Co.	2,896,500	103,115,400
Schlumberger Ltd. (NY Shares)	984,000	51,807,600
		210,466,000
Oil & Gas - 10.4%
BP PLC sponsored ADR	3,305,342	164,771,299
Burlington Resources, Inc.	238,900	9,544,055
Chevron Corp.	976,471	88,370,626
CNOOC Ltd. sponsored ADR	258,900	4,906,155
Conoco, Inc.:
Class A	788,400	22,232,880
Class B	2,354,415	68,042,594
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	293,965	$ 15,433,145
Exxon Mobil Corp.	4,402,718	384,577,417
Royal Dutch Petroleum Co. (NY Shares)	1,840,400	107,240,108
TotalFinaElf SA:
Series B	448,000	62,746,880
sponsored ADR	2,183,396	153,274,399
USX - Marathon Group	1,621,100	47,838,661
		1,128,978,219
TOTAL ENERGY		1,339,444,219
FINANCIALS - 27.6%
Banks - 9.5%
Bank of America Corp.	2,438,190	146,364,546
Bank of New York Co., Inc.	3,077,800	147,734,400
Bank One Corp.	2,266,538	81,142,060
Comerica, Inc.	1,601,800	92,263,680
First Union Corp.	1,753,222	61,257,577
FleetBoston Financial Corp.	1,786,800	70,489,260
Mellon Financial Corp.	2,266,900	104,277,400
PNC Financial Services Group, Inc.	504,800	33,210,792
U.S. Bancorp	4,855,638	110,659,990
Washington Mutual, Inc.	333,900	12,537,945
Wells Fargo & Co.	3,612,000	167,705,160
		1,027,642,810
Diversified Financials - 14.0%
American Express Co.	2,728,816	105,878,061
Brascan Corp. Class A (ltd. vtg.)	2,213,200	38,036,634
Charles Schwab Corp.	1,432,400	21,915,720
Citigroup, Inc.	7,879,120	416,332,675
Fannie Mae	4,762,300	405,509,845
Freddie Mac	851,500	59,605,000
Household International, Inc.	2,289,547	152,712,785
J.P. Morgan Chase & Co.	3,879,950	173,045,770
Merrill Lynch & Co., Inc.	108,400	6,422,700
Morgan Stanley Dean Witter & Co.	1,384,000	88,894,320
Nomura Securities Co. Ltd.	1,622,000	31,082,263
Washington Mutual Capital Trust unit (a)(e)	339,000	18,136,500
		1,517,572,273
Insurance - 3.2%
ACE Ltd.	1,474,100	57,622,569
Allstate Corp.	666,500	29,319,335
American International Group, Inc.	590,950	50,821,700
Conseco, Inc.	1,497,300	20,438,145
Hartford Financial Services Group, Inc.	1,490,300	101,936,520
Highlands Insurance Group, Inc. (a)	371,100	1,799,835

	Shares	Value (Note 1)
Marsh & McLennan Companies, Inc.	192,300	$ 19,422,300
The Chubb Corp.	314,100	24,320,763
The St. Paul Companies, Inc.	323,500	16,398,215
UnumProvident Corp.	682,100	21,909,052
		343,988,434
Real Estate - 0.9%
Crescent Real Estate Equities Co.	810,400	19,911,528
Duke-Weeks Realty Corp.	434,622	10,800,357
Equity Office Properties Trust	524,500	16,589,935
Equity Residential Properties Trust (SBI)	649,500	36,729,225
Public Storage, Inc.	609,700	18,077,605
		102,108,650
TOTAL FINANCIALS		2,991,312,167
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	680,800	24,365,832
Guidant Corp. (a)	865,680	31,164,480
		55,530,312
Health Care Providers & Services - 0.6%
HCA - The Healthcare Co.	671,450	30,342,826
McKesson HBOC, Inc.	943,200	35,011,584
		65,354,410
Pharmaceuticals - 4.6%
American Home Products Corp.	648,000	37,869,120
Bristol-Myers Squibb Co.	2,674,200	139,860,660
Eli Lilly & Co.	1,789,700	132,437,800
Merck & Co., Inc.	1,583,100	101,175,921
Sanofi-Synthelabo SA	91,800	6,044,479
Schering-Plough Corp.	2,129,530	77,174,167
		494,562,147
TOTAL HEALTH CARE		615,446,869
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.4%
Boeing Co.	465,400	25,876,240
General Dynamics Corp.	505,700	39,348,517
Honeywell International, Inc.	1,758,825	61,541,287
Lockheed Martin Corp.	767,900	28,450,695
Raytheon Co.	576,500	15,306,075
United Technologies Corp.	1,195,400	87,575,004
		258,097,818
Building Products - 0.3%
Masco Corp.	1,265,800	31,594,368
Commercial Services & Supplies - 1.7%
Avery Dennison Corp.	410,900	20,976,445
IMS Health, Inc.	1,368,800	39,010,800
New England Business Service, Inc.	207,200	3,978,240
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Per-Se Technologies, Inc. (a)	9,540	$ 77,751
Per-Se Technologies, Inc. warrants 7/8/03 (a)	12,807	0
Pitney Bowes, Inc.	1,582,000	66,633,840
R.R. Donnelley & Sons Co.	535,300	15,898,410
Republic Services, Inc. (a)	826,400	16,404,040
Viad Corp.	775,800	20,481,120
		183,460,646
Electrical Equipment - 0.2%
Rockwell International Corp.	485,000	18,488,200
Industrial Conglomerates - 5.3%
General Electric Co.	5,731,040	279,388,200
Minnesota Mining & Manufacturing Co.	326,300	37,230,830
Textron, Inc.	1,527,400	84,068,096
Tyco International Ltd.	3,126,846	170,413,107
		571,100,233
Machinery - 2.9%
Briggs & Stratton Corp.	49,700	2,092,370
Caterpillar, Inc.	1,367,900	68,463,395
CNH Global NV	60,800	360,544
Deere & Co.	1,467,850	55,558,123
Eaton Corp.	428,300	30,023,830
Illinois Tool Works, Inc.	514,400	32,561,520
Ingersoll-Rand Co.	1,074,144	44,254,733
Kennametal, Inc.	513,334	18,942,025
Navistar International Corp. (a)	387,600	10,903,188
Parker-Hannifin Corp.	1,047,700	44,464,388
Pentair, Inc.	300,200	10,146,760
		317,770,876
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	2,998,700	90,470,779
CSX Corp.	660,400	23,932,896
Norfolk Southern Corp.	410,900	8,505,630
Union Pacific Corp.	1,015,900	55,783,069
		178,692,374
TOTAL INDUSTRIALS		1,559,204,515
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.3%
Motorola, Inc.	1,890,400	31,305,024
Computers & Peripherals - 2.4%
Compaq Computer Corp.	2,255,200	34,933,048
Dell Computer Corp. (a)	2,266,600	61,424,860
Hewlett-Packard Co.	1,766,500	50,521,900

	Shares	Value (Note 1)
International Business Machines Corp.	806,600	$ 91,145,800
NCR Corp. (a)	412,200	19,373,400
		257,399,008
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	357,200	8,676,388
Avnet, Inc.	851,730	19,095,787
Thermo Electron Corp. (a)	1,295,400	28,524,708
		56,296,883
IT Consulting & Services - 0.5%
Computer Sciences Corp. (a)	702,000	24,289,200
Unisys Corp. (a)	1,820,017	26,772,450
		51,061,650
Semiconductor Equipment & Products - 0.6%
Intel Corp.	1,948,400	59,406,716
National Semiconductor Corp. (a)	408,000	11,880,960
		71,287,676
Software - 0.8%
Computer Associates International, Inc.	838,900	30,200,400
Microsoft Corp. (a)	786,400	56,628,664
		86,829,064
TOTAL INFORMATION TECHNOLOGY		554,179,305
MATERIALS - 5.8%
Chemicals - 2.6%
Arch Chemicals, Inc.	352,800	7,701,624
Crompton Corp.	783,351	8,538,526
Dow Chemical Co.	1,112,300	36,983,975
E.I. du Pont de Nemours and Co.	1,072,649	51,744,588
Great Lakes Chemical Corp.	1,060,100	32,704,085
Hercules Trust II unit (a)	15,700	6,515,500
Hercules, Inc.	649,700	7,341,610
IMC Global, Inc.	1,119,500	11,418,900
Millennium Chemicals, Inc.	853,650	12,847,433
Olin Corp.	712,700	12,108,773
PolyOne Corp.	979,200	10,193,472
Praxair, Inc.	1,203,612	56,569,764
Solutia, Inc.	1,862,800	23,750,700
		278,418,950
Containers & Packaging - 0.3%
Ball Corp.	254,479	12,103,021
Smurfit-Stone Container Corp. (a)	1,134,900	17,738,487
		29,841,508
Metals & Mining - 1.7%
Alcoa, Inc.	2,163,016	85,222,830
Allegheny Technologies, Inc.	459,450	8,311,451
Dofasco, Inc.	926,300	14,928,481
Newmont Mining Corp.	446,300	8,305,643
Nucor Corp.	540,900	26,444,601
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Pechiney SA Series A	351,311	$ 17,908,430
Phelps Dodge Corp.	556,500	23,094,750
		184,216,186
Paper & Forest Products - 1.2%
Bowater, Inc.	798,600	35,729,364
Georgia-Pacific Group	1,454,500	49,234,825
International Paper Co.	542,500	19,367,250
Weyerhaeuser Co.	469,900	25,830,403
		130,161,842
TOTAL MATERIALS		622,638,486
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T Corp.	3,251,121	71,524,662
BellSouth Corp.	4,583,199	184,565,424
British Telecommunications PLC sponsored ADR	113,700	7,350,705
Korea Telecom sponsored ADR	103,000	2,263,940
Qwest Communications International, Inc.	965,260	30,762,836
SBC Communications, Inc.	5,353,193	214,448,912
Verizon Communications	2,592,502	138,698,857
		649,615,336
UTILITIES - 2.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	997,100	46,036,107
Cinergy Corp.	415,000	14,504,250
DPL, Inc.	99,554	2,883,084
Entergy Corp.	2,434,600	93,464,294
Niagara Mohawk Holdings, Inc. (a)	1,682,100	29,756,349
Northeast Utilities	491,200	10,192,400
Southern Co.	1,054,600	24,519,450
		221,355,934
Gas Utilities - 0.1%
Kinder Morgan Management LLC	113,600	7,781,600
Multi-Utilities - 0.2%
SCANA Corp.	722,500	20,519,000
TOTAL UTILITIES		249,656,534
TOTAL COMMON STOCKS (Cost $7,879,050,126)		10,300,870,719
Preferred Stocks - 1.3%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	388,400	$ 11,846,200
Media - 0.3%
Cox Communications, Inc. $6.858 PRIZES	154,200	8,812,530
MediaOne Group, Inc. (Vodafone Group PLC):
$3.04 PIES	317,100	8,442,788
$3.63 PIES	213,500	12,302,938
		29,558,256
TOTAL CONSUMER DISCRETIONARY		41,404,456
FINANCIALS - 0.2%
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	225,800	17,680,140
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.12	177,700	8,640,663
Airlines - 0.0%
Continental Airlines Capital Trust $3.00 (e)	111,200	5,636,450
TOTAL INDUSTRIALS		14,277,113
INFORMATION TECHNOLOGY - 0.1%
IT Consulting & Services - 0.1%
Electronic Data Systems Corp. $3.00	227,800	12,005,060
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	314,100	11,816,442
UTILITIES - 0.3%
Electric Utilities - 0.2%
TXU Corp. $1.6575 PRIDES	398,400	17,928,000
Gas Utilities - 0.1%
NiSource, Inc. $3.875 PIES	299,300	14,815,350
TOTAL UTILITIES		32,743,350
TOTAL CONVERTIBLE PREFERRED STOCKS		129,926,561
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	25,523	$ 2,718,200
TOTAL PREFERRED STOCKS (Cost $136,749,036)		132,644,761
Corporate Bonds - 1.7%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. 0% 2/2/21	Baa3	$ 15,369,000	5,575,720
Media - 0.4%
Adelphia Communications Corp. 6% 2/15/06	B3	9,440,000	9,102,048
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	26,600,000	11,048,842
Liberty Media Corp.3.5% 1/15/31 (e)	Baa3	11,400,000	8,892,000
News America, Inc. liquid yield option note 0% 2/28/21 (e)	Baa3	22,670,000	11,391,675
			40,434,565
Specialty Retail - 0.1%
Lowe's Companies, Inc. liquid yield option note 0% 2/16/21 (e)	A3	7,800,000	5,511,012
Venator Group, Inc. 5.5% 6/1/08 (e)	B2	2,850,000	3,313,125
			8,824,137
TOTAL CONSUMER DISCRETIONARY			54,834,422
FINANCIALS - 0.5%
Diversified Financials - 0.0%
JMH Finance Ltd. 4.75% 9/6/07 (e)	-	3,680,000	3,836,400
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	A2	5,340,000	4,545,675
Real Estate - 0.4%
Liberty Property LP 8.3% 7/6/01	Baa3	27,685,000	40,420,100
TOTAL FINANCIALS			48,802,175

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INDUSTRIALS - 0.1%
Machinery - 0.1%
Briggs & Stratton Corp. 5% 5/15/06 (e)	Ba1	$ 1,370,000	$ 1,448,775
SPX Corp. liquid yield option note 0% 2/6/21 (e)	Ba3	19,570,000	13,180,395
			14,629,170
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Quantum Corp. 7% 8/1/04	B2	7,730,000	6,362,795
Semiconductor Equipment & Products - 0.0%
Vitesse Semiconductor Corp. 4% 3/15/05 (e)	B2	6,720,000	5,409,600
TOTAL INFORMATION TECHNOLOGY			11,772,395
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10 (e)	B1	13,390,000	8,167,900
5.25% 1/15/10	B1	6,710,000	4,093,100
			12,261,000
TOTAL CONVERTIBLE BONDS			142,299,162
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	570,000	347,700
Hotels Restaurants & Leisure - 0.1%
Domino's, Inc. 10.375% 1/15/09	B3	840,000	858,900
Extended Stay America, Inc. 9.875% 6/15/11 (e)	B2	800,000	794,000
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	900,000	909,000
Park Place Entertainment Corp. 8.125% 5/15/11 (e)	Ba2	1,115,000	1,106,638
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	940,000	958,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	1,175,000	1,257,250
			5,884,588
Household Durables - 0.0%
American Greetings Corp. 11.75% 7/15/08 (e)	Ba3	60,000	58,050
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.1%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	$ 1,005,000	$ 934,650
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/10 (d)	B2	2,475,000	1,658,250
Diamond Cable Communications PLC yankee 0% 2/15/07 (d)	B2	3,760,000	2,105,600
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	240,000	240,000
Quebecor Media, Inc. 11.125% 7/15/11 (e)	B2	800,000	798,000
Radio One, Inc. 8.875% 7/1/11 (e)	B3	1,190,000	1,190,000
Telemundo Holdings, Inc. 0% 8/15/08 (d)	B3	15,000	11,550
Telewest PLC yankee 11% 10/1/07	B2	2,905,000	2,411,150
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	1,115,000	334,500
United Pan-Europe Communications NV yankee 0% 2/1/10 (d)	Caa1	1,335,000	220,275
			9,903,975
Multiline Retail - 0.0%
JCPenney Co., Inc.:
6% 5/1/06	Ba2	110,000	91,300
6.9% 8/15/26	Ba2	240,000	230,400
7.375% 6/15/04	Ba2	110,000	105,050
7.375% 8/15/08	Ba2	130,000	115,700
7.4% 4/1/37	Ba2	115,000	105,800
			648,250
TOTAL CONSUMER DISCRETIONARY			16,842,563
CONSUMER STAPLES - 0.0%
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06 (e)	-	1,285,000	1,387,800
ENERGY - 0.0%
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11 (e)	B2	1,885,000	1,762,475

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.0%
Diversified Financials - 0.0%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	$ 1,055,000	$ 1,076,100
CanWest Media, Inc. 10.625% 5/15/11 (e)	B2	785,000	794,813
			1,870,913
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	735,000	705,600
TOTAL FINANCIALS			2,576,513
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
DaVita, Inc. 9.25% 4/15/11 (e)	B2	640,000	656,000
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	1,195,000	1,224,875
			1,880,875
INDUSTRIALS - 0.0%
Building Products - 0.0%
American Standard, Inc. 7.125% 2/15/03	Ba2	1,005,000	1,005,000
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	1,125,000	1,068,750
MATERIALS - 0.0%
Chemicals - 0.0%
IMC Global, Inc. 10.875% 6/1/08 (e)	Ba1	735,000	727,650
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	840,000	840,000
			1,567,650
Containers & Packaging - 0.0%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (e)	B2	110,000	110,550
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	680,000	670,820
TOTAL MATERIALS			2,349,020
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	835,000	642,950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc. 0% 5/1/08 (d)	B3	$ 1,625,000	$ 1,283,750
			1,926,700
Wireless Telecommunication Services - 0.1%
American Tower Corp. 9.375% 2/1/09 (e)	B3	985,000	920,975
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,965,000	1,955,175
Nextel Communications, Inc. 0% 10/31/07 (d)	B1	2,535,000	1,673,100
Nextel International, Inc. 0% 4/15/08 (d)	Caa1	2,010,000	462,300
			5,011,550
TOTAL TELECOMMUNICATION SERVICES			6,938,250
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Corp.:
8% 12/31/08	Ba1	1,295,000	1,223,775
9.375% 9/15/10	Ba1	1,100,000	1,100,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	915,000	823,500
6.25% 3/1/04	B3	375,000	326,250
6.75% 10/1/23	B3	1,120,000	884,800
			4,358,325
Multi-Utilities - 0.0%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (e)	Baa2	875,000	875,000
TOTAL UTILITIES			5,233,325
TOTAL NONCONVERTIBLE BONDS			41,044,571
TOTAL CORPORATE BONDS (Cost $186,978,655)			183,343,733
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Tenneco Automotive, Inc.:
Tranche B term loan 8.09% 12/30/07 (f)	B2	550,000	473,000
Tranche C term loan 8.34% 6/30/08 (f)	B2	550,000	473,000
			946,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (f)	Ba3	$ 846,483	$ 840,134
Tranche C term loan 6.9399% 7/21/07 (f)	Ba3	1,015,779	1,008,161
			1,848,295
TOTAL FLOATING RATE LOANS (Cost $2,639,811)			2,794,295
Cash Equivalents - 1.8%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	161,485,669	161,485,669
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	33,305,019	33,305,019
TOTAL CASH EQUIVALENTS (Cost $194,790,688)		194,790,688
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,400,208,316)	10,814,444,196
NET OTHER ASSETS - 0.0%	3,641,659
NET ASSETS - 100%	$ 10,818,085,855
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Security
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $96,105,783 or 0.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Rite Aid Corp. warrants 6/27/06	6/27/01	$ 126,790
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,452,929,488 and $1,184,533,055.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $91,060 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,790 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $7,040,000. The weighted average interest rate was 5.24%. Interest expense includes $1,024 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $4,526,000. The weighted average interest rate was 5.31%. Interest expense includes $2,669 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,794,295 or 0.0% of net assets.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $8,404,424,411. Net unrealized appreciation aggregated $2,410,019,785, of which $2,981,360,293 related to appreciated investment securities and $571,340,508 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,998,816) (cost $8,400,208,316) - See accompanying schedule		$ 10,814,444,196
Receivable for investments sold		24,291,668
Receivable for fund shares sold		18,905,919
Dividends receivable		13,086,351
Interest receivable		3,724,665
Other receivables		34,744
Total assets		10,874,487,543
Liabilities
Payable for investments purchased	$ 12,626,037
Payable for fund shares redeemed	5,354,650
Accrued management fee	4,343,235
Distribution fees payable	87,182
Other payables and accrued expenses	685,565
Collateral on securities loaned, at value	33,305,019
Total liabilities		56,401,688
Net Assets		$ 10,818,085,855
Net Assets consist of:
Paid in capital		$ 8,134,172,386
Undistributed net investment income		76,429,853
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		193,310,334
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,414,173,282
Net Assets		$ 10,818,085,855
Initial Class: Net Asset Value, offering price and redemption price per share ($9,933,097,284 ÷ 418,816,835 shares)		$23.72
Service Class: Net Asset Value, offering price and redemption price per share ($759,757,518 ÷ 32,121,573 shares)		$23.65
Service Class 2: Net Asset Value, offering price and redemption price per share ($125,231,053 ÷ 5,309,462 shares)		$23.59

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 99,021,916
Interest		8,468,944
Security lending		187,200
		107,678,060
Less foreign taxes withheld		(1,931,040)
Total income		105,747,020
Expenses
Management fee	$ 25,312,029
Transfer agent fees	3,499,175
Distribution fees	434,255
Accounting and security lending fees	447,524
Non-interested trustees' compensation	5,454
Custodian fees and expenses	92,466
Registration fees	4,929
Audit	33,536
Legal	27,406
Interest	3,693
Reports to shareholders	952,176
Miscellaneous	3,532
Total expenses before reductions	30,816,175
Expense reductions	(757,519)	30,058,656
Net investment income		75,688,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	198,780,684
Foreign currency transactions	(100,930)	198,679,754
Change in net unrealized appreciation (depreciation) on:
Investment securities	(381,248,460)
Assets and liabilities in foreign currencies	(35,598)	(381,284,058)
Net gain (loss)		(182,604,304)
Net increase (decrease) in net assets resulting from operations		$ (106,915,940)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 75,688,364	$ 172,079,690
Net realized gain (loss)	198,679,754	500,168,037
Change in net unrealized appreciation (depreciation)	(381,284,058)	94,926,588
Net increase (decrease) in net assets resulting from operations	(106,915,940)	767,174,315
Distributions to shareholders From net investment income	(175,168,717)	(187,986,087)
From net realized gain	(493,630,239)	(694,753,499)
Total distributions	(668,798,956)	(882,739,586)
Share transactions - net increase (decrease)	949,906,874	(692,163,922)
Total increase (decrease) in net assets	174,191,978	(807,729,193)
Net Assets
Beginning of period	10,643,893,877	11,451,623,070
End of period (including undistributed net investment income of $76,429,853 and $170,138,206, respectively)	$ 10,818,085,855	$ 10,643,893,877

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	49,070,831	$ 1,173,373,633	45,973,673	$ 1,098,402,964
Reinvested	25,863,824	625,387,254	38,143,296	847,544,035
Redeemed	(46,687,585)	(1,109,454,422)	(121,903,326)	(2,861,778,639)
Net increase (decrease)	28,247,070	$ 689,306,465	(37,786,357)	$ (915,831,640)
Service Class Sold	6,895,101	$ 164,018,051	9,905,652	$ 235,854,814
Reinvested	1,673,998	40,376,818	1,585,963	35,176,653
Redeemed	(1,392,544)	(32,407,189)	(3,590,373)	(84,741,881)
Net increase (decrease)	7,176,555	$ 171,987,680	7,901,242	$ 186,289,586
Service Class 2 A Sold	3,908,816	$ 92,463,010	1,666,464	$ 39,694,526
Reinvested	126,086	3,034,884	852	18,898
Redeemed	(295,865)	(6,885,165)	(96,891)	(2,335,292)
Net increase (decrease)	3,739,037	$ 88,612,729	1,570,425	$ 37,378,132
Distributions From net investment income Initial Class		$ 164,164,158		$ 180,623,926
Service Class		10,221,979		7,358,208
Service Class 2 A		782,580		3,953
Total		$ 175,168,717		$ 187,986,087
From net realized gain Initial Class		$ 461,223,096		$ 666,920,109
Service Class		30,154,839		27,818,445
Service Class 2 A		2,252,304		14,945
Total		$ 493,630,239		$ 694,753,499
		$ 668,798,956		$ 882,739,586

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03	$ 19.27
Income from Investment Operations
Net investment income	.17 D	.40 D	.41 D	.38 D	.36 D	.35
Net realized and unrealized gain (loss)	(.37)	1.46	1.10	2.31	5.06	2.30
Total from investment operations	(.20)	1.86	1.51	2.69	5.42	2.65
Less Distributions
From net investment income	(.42)	(.44) G	(.38)	(.34)	(.36)	(.03)
From net realized gain	(1.18)	(1.61) G	(.84)	(1.21)	(1.81)	(.86)
Total distributions	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)	(.89)
Net asset value, end of period	$ 23.72	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Total Return B, C	(.90)%	8.42%	6.33%	11.63%	28.11%	14.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,933,097	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742	$ 6,961,090
Ratio of expenses to average net assets	.58% A	.56%	.57%	.58%	.58%	.58%
Ratio of expenses to average net assets after all expense reductions	.56% A, F	.55% F	.56% F	.57% F	.57% F	.56% F
Ratio of net investment income to average net assets	1.45% A	1.68%	1.57%	1.58%	1.65%	1.97%
Portfolio turnover rate	23% A	22%	27%	28%	44%	186%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income D	.16	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(.38)	1.46	1.11	2.31	.78
Total from investment operations	(.22)	1.83	1.49	2.67	.83
Less Distributions
From net investment income	(.40)	(.43) G	(.38)	(.34)	-
From net realized gain	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(1.58)	(2.04)	(1.22)	(1.55)	-
Net asset value, end of period	$ 23.65	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C	(.99)%	8.30%	6.25%	11.54%	3.54%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 759,758	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Ratio of expenses to average net assets	.68% A	.66%	.67%	.68%	.68% A
Ratio of expenses to average net assets after all expense reductions	.66% A, F	.65% F	.66% F	.67% F	.65% A, F
Ratio of net investment income to average net assets	1.35% A	1.58%	1.47%	1.51%	1.63% A
Portfolio turnover rate	23% A	22%	27%	28%	44%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income D	.14	.32
Net realized and unrealized gain (loss)	(.37)	1.95
Total from investment operations	(.23)	2.27
Less Distributions
From net investment income	(.41)	(.43) G
From net realized gain	(1.18)	(1.61) G
Total distributions	(1.59)	(2.04)
Net asset value, end of period	$ 23.59	$ 25.41
Total Return B, C	(1.03)%	10.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 125,231	$ 39,911
Ratio of expenses to average net assets	.84% A	.83% A
Ratio of expenses to average net assets after all expense reductions	.82% A, F	.82% A, F
Ratio of net investment income to average net assets	1.19% A	1.41% A
Portfolio turnover rate	23% A	22%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Equity-Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, contingent interest, non-taxable dividends, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $137,981 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

Equity-Income Portfolio

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 341,695
Service Class 2	92,560
$ 434,255

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 3,244,128
Service Class	227,602
Service Class 2	27,445
$ 3,499,175

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $756,837 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced the fund's custody expense by $682.

Equity-Income Portfolio

Notes to Financial Statements (Unaudited) - continued

9. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 13% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 28% of the total outstanding shares of the fund.

Equity-Income Portfolio

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,776,348,518.30	92.680
Against	448,126,395.47	1.677
Abstain	1,508,636,275.13	5.643
TOTAL	26,733,111,188.90	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,496,494,437.66	91.634
Against	707,781,202.09	2.647
Abstain	1,528,835,549.15	5.719
TOTAL	26,733,111,188.90	100.000

PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	26,118,185,004.24	97.700
Withheld	614,926,184.66	2.300
TOTAL	26,733,111,188.90	100.000
Ralph F. Cox
Affirmative	26,095,601,985.58	97.615
Withheld	637,509,203.32	2.385
TOTAL	26,733,111,188.90	100.000
Phyllis Burke Davis
Affirmative	26,083,791,943.91	97.571
Withheld	649,319,244.99	2.429
TOTAL	26,733,111,188.90	100.000
Robert M. Gates
Affirmative	26,102,950,511.88	97.643
Withheld	630,160,677.02	2.357
TOTAL	26,733,111,188.90	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	26,037,276,918.63	97.397
Withheld	695,834,270.27	2.603
TOTAL	26,733,111,188.90	100.000
Edward C. Johnson 3d
Affirmative	26,080,170,223.36	97.558
Withheld	652,940,965.54	2.442
TOTAL	26,733,111,188.90	100.000
Donald J. Kirk
Affirmative	26,106,883,271.10	97.657
Withheld	626,227,917.80	2.343
TOTAL	26,733,111,188.90	100.000
Marie L. Knowles
Affirmative	26,112,825,107.54	97.680
Withheld	620,286,081.36	2.320
TOTAL	26,733,111,188.90	100.000
Ned C. Lautenbach
Affirmative	26,118,368,287.41	97.700
Withheld	614,742,901.49	2.300
TOTAL	26,733,111,188.90	100.000
Peter S. Lynch
Affirmative	26,123,601,514.95	97.720
Withheld	609,509,673.95	2.280
TOTAL	26,733,111,188.90	100.000
Marvin L. Mann
Affirmative	26,109,956,160.87	97.669
Withheld	623,155,028.03	2.331
TOTAL	26,733,111,188.90	100.000
William O. McCoy
Affirmative	26,111,093,172.07	97.673
Withheld	622,018,016.83	2.327
TOTAL	26,733,111,188.90	100.000
Robert C. Pozen
Affirmative	26,115,314,548.99	97.689
Withheld	617,796,639.91	2.311
TOTAL	26,733,111,188.90	100.000
William S. Stavropoulos
Affirmative	26,080,088,758.45	97.557
Withheld	653,022,430.45	2.443
TOTAL	26,733,111,188.90	100.000
PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	7,497,318,391.00	93.981
Against	77,361,216.10	0.970
Abstain	402,778,316.67	5.049
TOTAL	7,977,457,923.77	100.000
PROPOSAL 13
To amend each fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	7,219,642,201.23	90.501
Against	224,780,987.56	2.817
Abstain	533,034,734.98	6.682
TOTAL	7,997,757,923.77	100.000

*Denotes trust-wide proposals and voting results.

Equity-Income Portfolio

Semiannual Report

Equity-Income Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Officers

Edward C. Johnson 3d, President
Abigail P. Johnson, Senior Vice President
Bart A. Grenier, Vice President
Stephen R. Petersen, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Paul F. Maloney, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Chase Manhattan Bank
New York, NY

VIPEI-SANN-0801 140991
1.705693.103

Fidelity® Variable Insurance Products:

Growth Portfolio

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

Market Environment	3	A review of what happened in world markets during the past six months.
Performance and Investment Summary	4	How the fund has done over time, and an overview of the fund's investments at the end of the period.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Proxy Voting Results	19

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Market Environment

There's an expression in financial quarters that says, "When the United States sneezes, the world catches cold." That would seem to be a pretty fair statement judging by the performance of the global economy during the six-month period ending June 30, 2001. Considering that more than a third of all goods sold in the U.S. are imports - compared to 20% a decade ago - the sharp deceleration of the domestic economy had far-reaching ramifications. Asia, the Pacific Rim, Europe and many other parts of the world - particularly technology exporters - were negatively affected by slowing U.S. demand. Higher energy costs also put a damper on global economic growth through the first half of 2001. The news was better in the second quarter of the year, at least for U.S. stocks. The second quarter gains of U.S. equity stock funds were the biggest since the fourth quarter of 1999, according to Lipper Inc.

U.S. Stock Markets

Despite extreme volatility during the first half of 2001, opportunities for strong returns were still abundant for equity investors. In short, big was anything but better during the first half of the year. Small- and mid-cap value stocks were the top performers, while large-cap growth fell from favor. The technology and telecommunications industries were the primary victims of this fallout. The "irrational exuberance" - a phrase coined by Federal Reserve Board chairman Alan Greenspan a few years ago to describe the extraordinary run-up in these new economy stocks - quickly evaporated as economic growth slowed and earnings disappointments piled up. In response, investors turned to the long-neglected value arena, where many companies demonstrated real earnings growth and reasonable valuations. A look at the numbers reveals the performance discrepancy between the large-cap growth and mid- to small-cap value styles: For the six-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 12.72%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 14.24%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 6.70%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 12.40%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 1.86%.

Foreign Stock Markets

The performance of international equity markets echoed that of their U.S. counterparts during the first half of 2001. Slowing economic growth led to a sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and a decline in capital expenditures took a heavy toll on corporate earnings, causing the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index to drop 14.45%. Europe accounted for much of the weakness. The global slowdown reduced export activity, and the European Central Bank's reluctance to cut interest rates due to inflation fears was greeted negatively by investors. Japan also suffered a sharp drop in exports, particularly in technology-related sectors. The Tokyo Stock Exchange Index (TOPIX), a benchmark of the Japanese stock market, fell 6.86%. On the other hand, South Korea posted one of the best performances, as the Korea Composite Stock Price Index (KOSPI) jumped 11.30% during the past six months thanks to renewed strength in semiconductor demand. Latin American stocks rebounded in the second quarter of 2001, helping the Morgan Stanley Capital International Emerging Markets Free - Latin America Index record a 6.16% gain for the first half of the year.

U.S. Bond Markets

Investment-grade bonds extended their recent dominance over most major stock indexes for the six-month period ending June 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 3.62% during this time frame. Treasuries relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 1.95%. Overwhelming evidence of deteriorating economic growth spurred the Federal Reserve Board to aggressively ease interest rates, with a total of six cuts during the first six months of 2001. This strong positive signal of support for the economy triggered one of the best months ever for corporate bonds in January. Further yield spread tightening in the spring ensured top billing for the Lehman Brothers Credit Bond Index, which returned 5.38%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a still-robust housing market aided discount mortgage securities. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.06% and 3.78%, respectively. High-yield bonds also chipped in with a positive six-month return, despite a negative second quarter. Overall, the Merrill Lynch High Yield Master II Index gained 3.38% in the first half of 2001.

Foreign Bond Markets

In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. Russia stood out among the index's top performers, helped by a continuation of economic reforms and several credit rating upgrades. Argentina was at the opposite end of the spectrum, plagued by its slumping economy and potential debt defaults. Meanwhile, international government bonds fell 6.78%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. European government bond performance was held back somewhat as the euro had a difficult time competing with the strong U.S. dollar.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Growth - Initial Class	-23.47%	14.55%	17.21%
Russell 3000 ® Growth Index	-35.31%	11.24%	13.38%
Variable Annuity Growth Funds Average	-20.67%	12.61%	14.51%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 ® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Initial Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $48,941 - a 389.41% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,105 - a 251.05% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Microsoft Corp.	6.3
Intel Corp.	4.3
Pfizer, Inc.	4.1
General Electric Co.	3.8
AOL Time Warner, Inc.	2.9
21.4
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	31.0
Health Care	17.5
Consumer Discretionary	16.8
Financials	12.5
Industrials	8.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	98.7%
Short-Term Investments and Net Other Assets	1.3%

* Foreign investments 5.5%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Growth - Service Class	-23.53%	14.47%	17.17%
Russell 3000 Growth Index	-35.31%	11.24%	13.38%
Variable Annuity Growth Funds Average	-20.67%	12.61%	14.51%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Portfolio - Service Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $48,772 - a 387.72% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,105 - a 251.05% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Microsoft Corp.	6.3
Intel Corp.	4.3
Pfizer, Inc.	4.1
General Electric Co.	3.8
AOL Time Warner, Inc.	2.9
21.4
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	31.0
Health Care	17.5
Consumer Discretionary	16.8
Financials	12.5
Industrials	8.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	98.7%
Short-Term Investments and Net Other Assets	1.3%

* Foreign investments 5.5%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Growth - Service Class 2	-23.68%	14.41%	17.14%
Russell 3000 Growth Index	-35.31%	11.24%	13.38%
Variable Annuity Growth Funds Average	-20.67%	12.61%	14.51%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 313 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Portfolio - Service Class 2 on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $48,643 - a 386.43% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,105 - a 251.05% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Microsoft Corp.	6.3
Intel Corp.	4.3
Pfizer, Inc.	4.1
General Electric Co.	3.8
AOL Time Warner, Inc.	2.9
21.4
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Information Technology	31.0
Health Care	17.5
Consumer Discretionary	16.8
Financials	12.5
Industrials	8.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	98.7%
Short-Term Investments and Net Other Assets	1.3%

* Foreign investments 5.5%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Jennifer Uhrig, Portfolio Manager of Growth Portfolio

Q. How did the fund perform, Jennifer?

A. For the six months that ended June 30, 2001, the fund outperformed both the Russell 3000 ® Growth Index - which returned -13.25% - and the variable annuity growth funds average, which returned -10.51% according to Lipper Inc. For the 12 months that ended June 30, 2001, the fund topped the -35.31% return of the Russell index, but trailed its Lipper average, which returned -20.67%.

Q. What factors shaped the fund's performance during the six-month period?

A. The past six months were an unusually tough environment for growth stocks, as many of the excesses of the Internet bubble evaporated. In addition to a slowing economy and restricted corporate budgets, we saw a particularly high degree of volatility in growth industries such as technology and telecommunications. The fund's underweightings in these two groups during the period helped its performance. Overall, mid-cap, cyclical and value stocks had the upper hand over large-cap growth stocks during the period.

Q. How did you navigate the technology sector during the period?

A. Rich valuations continued to concern me, and several tech groups suffered from overcapacity and weak demand. That being said, the fund did have close to one-third of its investments in technology at the end of the period. A good portion of that was allotted to personal computer-related stocks such as Microsoft, Dell and Intel. I liked the new product cycles for both Microsoft and Intel, and Dell continued to capture share as the leading low-cost provider of PCs. Also, while these stocks were affected by the slowing economy, they weren't as vulnerable to overcapacity caused by the Internet craze as several other technology groups were. Microsoft was the fund's single best performer during the period, and Dell also contributed positively. Intel disappointed, but I felt the stock remained a good long-term investment.

Q. The fund's energy stocks performed well during the period, as did its finance-related investments. Why?

A. Over the long run, it is becoming incrementally harder to find oil and natural gas as easily exploitable reserves are becoming depleted. This mega-trend benefits companies that supply equipment and services for drilling. We saw a strong period for these companies as high oil and gas prices stimulated drilling activity. Weatherford International and Smith International were two stocks that performed well. However, I expect to see volatile shorter-term cycles within this longer-term trend as increased supply temporarily depresses prices and drilling activity declines. Hence, I don't regard energy services as a buy-and-hold group. In terms of the fund's finance holdings, lower interest rates helped bank stocks such as Bank One and Bank of America, as well as government mortgage lenders Fannie Mae and Freddie Mac.

Q. Stable-growth stocks such as pharmaceuticals typically perform well in times of volatility, but drug stocks stumbled during this period. Why?

A. Delayed product approvals, heightened government scrutiny and a peak year for patent expirations all conspired to work against the big drug companies. Schering-Plough - which makes the popular allergy drug Claritin - and Bristol-Myers Squibb, which makes the diabetes drug Glucophage, each faced patent issues and experienced difficulty getting new drugs approved during the period. Their stock performance suffered as a result.

Q. Which other stocks performed well during the period? Which holdings proved disappointing?

A. IBM was a good stock during the period, as it benefited from a new mainframe-related product release. I was a little late to the retail stock rally, but Home Depot also performed well. Other disappointments included Internet infrastructure stocks Cisco and Sun Microsystems, as well as EMC, which specializes in data storage.

Q. What's your outlook?

A. I'll be looking to position the fund more aggressively during the next few months. We're in a falling interest-rate environment - with no signs of inflation - and I think the Federal Reserve Board ultimately will be successful at stimulating the economy. That said, I'm optimistic about companies that are economically sensitive, including technology, and will look to increase the fund's cyclical exposure as evidence of a recovery becomes more apparent.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

Start date: October 9, 1986

Size: as of June 30, 2001, more than $15.2 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.8%
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	1,970,550	$ 50,938,718
Darden Restaurants, Inc.	802,100	22,378,590
Harrah's Entertainment, Inc. (a)	1,177,200	41,555,160
McDonald's Corp.	2,833,100	76,663,686
Outback Steakhouse, Inc. (a)	873,910	25,168,608
Tricon Global Restaurants, Inc. (a)	1,726,850	75,808,715
Wendy's International, Inc.	553,200	14,128,728
		306,642,205
Household Durables - 1.4%
Black & Decker Corp.	616,140	24,312,884
Centex Corp.	268,400	10,937,300
D.R. Horton, Inc.	822,600	18,673,020
Lennar Corp.	393,700	16,417,290
Maytag Corp.	817,300	23,914,198
Nintendo Co. Ltd.	94,200	17,145,125
Pulte Homes, Inc.	680,000	28,988,400
Sony Corp.	1,270,900	83,625,218
		224,013,435
Leisure Equipment & Products - 0.8%
Hasbro, Inc.	2,178,300	31,476,435
Mattel, Inc.	4,868,300	92,108,236
		123,584,671
Media - 5.6%
AOL Time Warner, Inc. (a)	8,481,052	449,495,756
AT&T Corp. - Liberty Media Group Class A (a)	2,907,780	50,857,072
Clear Channel Communications, Inc. (a)	1,372,000	86,024,400
Comcast Corp. Class A (special) (a)	804,600	34,959,870
Cox Communications, Inc. Class A (a)	1,367,800	60,593,540
Fox Entertainment Group, Inc. Class A (a)	347,600	9,698,040
United Pan-Europe Communications NV sponsored ADR (a)	2,089,700	5,307,838
UnitedGlobalCom, Inc. Class A (a)	928,200	8,019,648
Viacom, Inc. Class B (non-vtg.) (a)	2,884,125	149,253,469
		854,209,633
Multiline Retail - 2.8%
Costco Wholesale Corp. (a)	745,000	31,237,850
Dillards, Inc. Class A	1,254,130	19,150,565
Family Dollar Stores, Inc.	534,300	13,694,109
Federated Department Stores, Inc. (a)	576,300	24,492,750
JCPenney Co., Inc.	1,048,800	27,646,368
Kmart Corp. (a)	5,336,600	61,210,802
Sears, Roebuck & Co.	985,480	41,695,659
Wal-Mart Stores, Inc.	4,184,800	204,218,240
		423,346,343
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A (a)	1,355,400	60,315,300
AutoZone, Inc. (a)	1,671,300	62,673,750
Best Buy Co., Inc. (a)	1,139,500	72,381,040
Gap, Inc.	2,774,300	80,454,700

	Shares	Value (Note 1)
Home Depot, Inc.	4,886,700	$ 227,475,885
Lowe's Companies, Inc.	726,700	52,722,085
O'Reilly Automotive, Inc. (a)	1,209,600	34,292,160
Toys 'R' Us, Inc. (a)	1,993,480	49,338,630
		639,653,550
TOTAL CONSUMER DISCRETIONARY		2,571,449,837
CONSUMER STAPLES - 6.2%
Beverages - 1.7%
Pepsi Bottling Group, Inc.	1,168,200	46,844,820
PepsiAmericas, Inc.	1,031,800	13,722,940
PepsiCo, Inc.	841,600	37,198,720
The Coca-Cola Co.	3,686,700	165,901,500
		263,667,980
Food & Drug Retailing - 1.3%
CVS Corp.	1,110,400	42,861,440
Rite Aid Corp. (a)	5,999,590	53,996,310
Rite Aid Corp. (a)(d)	1,450,000	11,745,000
Walgreen Co.	2,666,260	91,052,779
		199,655,529
Food Products - 0.6%
Kraft Foods, Inc. Class A	1,482,900	45,969,900
Quaker Oats Co.	392,600	35,824,750
		81,794,650
Household Products - 0.7%
Kimberly-Clark Corp.	940,900	52,596,310
Procter & Gamble Co.	723,460	46,156,748
		98,753,058
Personal Products - 1.0%
Gillette Co.	5,347,000	155,009,530
Tobacco - 0.9%
Philip Morris Companies, Inc.	2,746,600	139,389,950
TOTAL CONSUMER STAPLES		938,270,697
ENERGY - 2.9%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	1,557,570	52,178,595
BJ Services Co. (a)	1,834,260	52,056,299
Coflexip SA sponsored ADR	776,900	50,226,585
Global Industries Ltd. (a)	1,904,900	24,992,288
Halliburton Co.	1,236,900	44,033,640
National-Oilwell, Inc. (a)	1,567,500	42,009,000
Smith International, Inc. (a)	765,750	45,868,425
Stolt Offshore SA (a)	1,796,600	22,935,237
Transocean Sedco Forex, Inc.	780,000	32,175,000
Varco International, Inc. (a)	1,421,000	26,444,810
Weatherford International, Inc. (a)	1,068,640	51,294,720
		444,214,599
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 12.5%
Banks - 2.8%
Bank of America Corp.	1,169,200	$ 70,187,076
Bank of New York Co., Inc.	355,100	17,044,800
Bank One Corp.	5,752,890	205,953,462
FleetBoston Financial Corp.	2,391,452	94,342,781
Mellon Financial Corp.	934,200	42,973,200
		430,501,319
Diversified Financials - 6.6%
American Express Co.	3,415,300	132,513,640
Capital One Financial Corp.	821,600	49,296,000
Charles Schwab Corp.	3,252,950	49,770,135
Citigroup, Inc.	3,152,710	166,589,196
Daiwa Securities Group, Inc.	6,397,000	66,934,612
Fannie Mae	918,500	78,210,275
Freddie Mac	942,600	65,982,000
Goldman Sachs Group, Inc.	265,800	22,805,640
J.P. Morgan Chase & Co.	833,800	37,187,480
MBNA Corp.	505,900	16,669,405
Merrill Lynch & Co., Inc.	918,500	54,421,125
Moody's Corp.	438,900	14,703,150
Morgan Stanley Dean Witter & Co.	812,000	52,154,760
Nikko Securities Co. Ltd.	9,697,000	77,672,408
Nomura Securities Co. Ltd.	4,062,000	77,839,799
State Street Corp.	756,200	37,424,338
		1,000,173,963
Insurance - 3.1%
ACE Ltd.	495,500	19,369,095
AFLAC, Inc.	2,002,420	63,056,206
Allstate Corp.	253,400	11,147,066
American General Corp.	1,794,800	83,368,460
American International Group, Inc.	1,836,946	157,977,356
Marsh & McLennan Companies, Inc.	438,600	44,298,600
MBIA, Inc.	1,098,900	61,186,752
Xl Capital Ltd. Class A	376,510	30,911,471
		471,315,006
TOTAL FINANCIALS		1,901,990,288
HEALTH CARE - 17.5%
Biotechnology - 4.0%
Abgenix, Inc. (a)	1,300,642	56,903,088
Alkermes, Inc. (a)	1,152,700	40,263,811
Amgen, Inc. (a)	2,820,500	175,012,025
Genentech, Inc. (a)	1,096,800	60,433,680
Geneva Proteomics (a)(d)	826,000	4,543,000
Human Genome Sciences, Inc. (a)	1,270,500	75,823,440
Medarex, Inc. (a)	1,687,600	39,709,228
Millennium Pharmaceuticals, Inc. (a)	2,537,680	86,027,352

	Shares	Value (Note 1)
Protein Design Labs, Inc. (a)	775,200	$ 65,194,320
QLT, Inc. (a)	389,100	7,710,040
		611,619,984
Health Care Equipment & Supplies - 1.3%
Bausch & Lomb, Inc.	337,400	12,227,376
Guidant Corp. (a)	806,400	29,030,400
Medtronic, Inc.	3,269,800	150,443,498
		191,701,274
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	800,800	55,255,200
Health Management Associates, Inc. Class A (a)	88,600	1,864,144
McKesson HBOC, Inc.	3,290,300	122,135,936
Tenet Healthcare Corp. (a)	1,827,700	94,291,043
		273,546,323
Pharmaceuticals - 10.4%
American Home Products Corp.	2,649,200	154,819,248
Bristol-Myers Squibb Co.	2,785,400	145,676,420
Cambridge Antibody Technology Group PLC (a)	1,018,375	29,864,918
Elan Corp. PLC sponsored ADR (a)	1,553,350	94,754,350
Eli Lilly & Co.	2,824,500	209,013,000
Johnson & Johnson	2,166,500	108,325,000
Merck & Co., Inc.	2,154,160	137,672,366
Pfizer, Inc.	15,758,235	631,117,312
Pharmacia Corp.	1,448,100	66,540,195
Watson Pharmaceuticals, Inc. (a)	302,900	18,670,756
		1,596,453,565
TOTAL HEALTH CARE		2,673,321,146
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.0%
Goodrich Corp.	124,290	4,720,534
Airlines - 1.1%
AMR Corp. (a)	1,272,780	45,985,541
Continental Airlines, Inc. Class B (a)	834,300	41,089,275
Delta Air Lines, Inc.	989,200	43,603,936
Northwest Airlines Corp. (a)	1,447,500	34,233,375
		164,912,127
Commercial Services & Supplies - 0.6%
Automatic Data Processing, Inc.	812,000	40,356,400
Concord EFS, Inc. (a)	632,400	35,123,496
DST Systems, Inc. (a)	264,900	13,960,230
		89,440,126
Construction & Engineering - 0.5%
Fluor Corp.	1,536,310	69,364,397
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Mitsubishi Electric Corp.	9,393,000	$ 46,543,248
Molex, Inc. Class A (non-vtg.)	26,600	783,370
		47,326,618
Industrial Conglomerates - 4.3%
General Electric Co.	11,994,200	584,717,250
Minnesota Mining & Manufacturing Co.	623,880	71,184,708
		655,901,958
Machinery - 0.1%
Illinois Tool Works, Inc.	313,900	19,869,870
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	1,812,800	54,692,176
Canadian National Railway Co.	1,527,210	61,955,904
Union Pacific Corp.	1,292,150	70,951,957
		187,600,037
TOTAL INDUSTRIALS		1,239,135,667
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	14,866,620	287,966,429
Comverse Technology, Inc. (a)	868,200	50,017,002
McDATA Corp.:
Class A (a)	1,219,500	24,329,025
Class B	317,400	7,204,980
Nortel Networks Corp.	1,716,500	15,602,985
QUALCOMM, Inc. (a)	1,979,300	112,721,135
Tellium, Inc.	22,500	382,950
		498,224,506
Computers & Peripherals - 6.8%
Apple Computer, Inc. (a)	1,538,800	37,223,572
Compaq Computer Corp.	5,173,700	80,140,613
Dell Computer Corp. (a)	9,521,700	258,038,070
EMC Corp. (a)	3,004,740	87,287,697
Gateway, Inc. (a)	1,499,100	24,660,195
Hewlett-Packard Co.	2,696,400	77,117,040
International Business Machines Corp.	2,343,100	264,770,300
Lexmark International, Inc. Class A (a)	1,228,700	82,630,075
StorageNetworks, Inc.	1,365,700	23,134,958
Sun Microsystems, Inc. (a)	6,752,300	109,387,260
		1,044,389,780
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	1,067,760	34,702,200
Avnet, Inc.	1,353,800	30,352,196
Sanmina Corp. (a)	1,487,700	35,853,570
SCI Systems, Inc. (a)	2,727,200	69,543,600
		170,451,566

	Shares	Value (Note 1)
Internet Software & Services - 0.4%
Jupiter Media Metrix, Inc. (a)	769,800	$ 985,344
Openwave Systems, Inc.	689,200	22,385,216
VeriSign, Inc. (a)	621,807	36,176,731
		59,547,291
Semiconductor Equipment & Products - 10.2%
Altera Corp. (a)	1,899,050	56,325,823
Analog Devices, Inc. (a)	911,600	39,426,700
Applied Materials, Inc. (a)	2,204,500	113,377,435
ASML Holding NV (NY Shares) (a)	527,600	11,897,380
Cabot Microelectronics Corp. (a)	312,000	19,503,120
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,531,700	38,736,693
Integrated Circuit Systems, Inc. (a)	863,200	16,487,120
Integrated Device Technology, Inc. (a)	528,900	15,909,312
Intel Corp.	21,640,100	659,806,649
KLA-Tencor Corp. (a)	1,166,000	68,444,200
LAM Research Corp. (a)	1,716,600	51,583,830
Lattice Semiconductor Corp. (a)	570,500	14,097,055
Micron Technology, Inc. (a)	2,509,300	103,132,230
National Semiconductor Corp. (a)	527,700	15,366,624
QLogic Corp. (a)	117,137	7,544,794
Semtech Corp. (a)	278,500	8,895,290
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,662,120	55,627,603
Teradyne, Inc. (a)	1,770,300	58,596,930
Texas Instruments, Inc.	5,052,200	159,144,300
Xilinx, Inc. (a)	1,130,000	47,516,500
		1,561,419,588
Software - 9.2%
Adobe Systems, Inc.	1,548,400	72,697,380
BEA Systems, Inc. (a)	263,500	8,753,470
Compuware Corp. (a)	1,265,000	17,279,900
Electronic Arts, Inc. (a)	1,393,800	80,129,562
Inktomi Corp. (a)	1,435,800	13,123,212
Intuit, Inc. (a)	13,300	516,040
Microsoft Corp. (a)	13,315,923	958,879,614
Oracle Corp. (a)	3,365,870	66,173,004
PeopleSoft, Inc. (a)	2,183,800	105,477,540
VERITAS Software Corp. (a)	1,144,598	77,741,096
		1,400,770,818
TOTAL INFORMATION TECHNOLOGY		4,734,803,549
MATERIALS - 0.3%
Chemicals - 0.3%
Dow Chemical Co.	592,700	19,707,275
Lyondell Chemical Co.	2,101,500	32,321,070
		52,028,345
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
AT&T Corp.	3,689,400	$ 81,166,800
BellSouth Corp.	1,253,400	50,474,418
SBC Communications, Inc.	2,810,023	112,569,521
TeraBeam Networks (d)	60,800	60,800
		244,271,539
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	3,108,570	53,840,432
Sprint Corp. - PCS Group Series 1 (a)	1,674,780	40,445,937
Vodafone Group PLC	33,837,911	75,627,506
		169,913,875
TOTAL TELECOMMUNICATION SERVICES		414,185,414
UTILITIES - 0.7%
Electric Utilities - 0.4%
AES Corp. (a)	1,385,100	59,628,555
Multi-Utilities - 0.3%
Enron Corp.	869,400	42,600,600
TOTAL UTILITIES		102,229,155
TOTAL COMMON STOCKS (Cost $13,180,210,937)		15,071,628,697
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d) (Cost $1,528,257)	88,646	150,698
U.S. Government Agency Obligations - 0.0%
Moody's Ratings (unaudited) (b)		Principal Amount
Fannie Mae 5.5% 5/2/06 (Cost $3,592,346)	AA-	$ 3,605,000	3,568,950
Cash Equivalents - 1.7%
	Shares
Fidelity Cash Central Fund, 4.09% (c)	150,356,676	150,356,676
Fidelity Securities Lending Cash Central Fund, 4.02% (c)	114,404,700	114,404,700
TOTAL CASH EQUIVALENTS (Cost $264,761,376)		264,761,376
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $13,450,092,916)	15,340,109,721
NET OTHER ASSETS - (0.4)%	(68,167,020)
NET ASSETS - 100%	$ 15,271,942,701
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneva Proteomics	7/7/00	$ 4,543,000
Rite Aid Corp.	6/27/01	$ 10,875,000
TeraBeam Networks	4/7/00	$ 228,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,321,978,439 and $8,719,063,613, respectively, of which long-term U.S. government and government agency obligations aggregated $3,592,346 and $0, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $565,765 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,499,498 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $12,935,500. The weighted average interest rate was 4.94%. At period end there were no interfund loans outstanding.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $13,586,203,933. Net unrealized appreciation aggregated $1,753,905,788, of which $2,853,694,129 related to appreciated investment securities and $1,099,788,341 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,022,945) (cost $13,450,092,916) - See accompanying schedule		$ 15,340,109,721
Receivable for investments sold		153,738,092
Receivable for fund shares sold		6,830,618
Dividends receivable		12,322,608
Interest receivable		619,920
Other receivables		278,359
Total assets		15,513,899,318
Liabilities
Payable to custodian bank	$ 10,280
Payable for investments purchased	110,545,539
Payable for fund shares redeemed	9,351,904
Accrued management fee	7,426,895
Distribution fees payable	172,162
Other payables and accrued expenses	45,137
Collateral on securities loaned, at value	114,404,700
Total liabilities		241,956,617
Net Assets		$ 15,271,942,701
Net Assets consist of:
Paid in capital		$ 14,313,888,157
Undistributed net investment income		17,677,687
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(949,610,316)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,889,987,173
Net Assets		$ 15,271,942,701
Initial Class: Net Asset Value, offering price and redemption price per share ($13,371,788,843 ÷ 362,531,300 shares)		$36.88
Service Class: Net Asset Value, offering price and redemption price per share ($1,786,692,791 ÷ 48,605,584 shares)		$36.76
Service Class 2: Net Asset Value, offering price and redemption price per share ($113,461,067 ÷ 3,097,125 shares)		$36.63

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 54,605,054
Interest		13,062,680
Security lending		693,431
Total income		68,361,165
Expenses
Management fee	$ 45,636,564
Transfer agent fees	5,134,794
Distribution fees	989,544
Accounting and security lending fees	565,123
Custodian fees and expenses	243,373
Registration fees	52,869
Audit	46,986
Legal	41,620
Interest	3,553
Reports to shareholders	1,311,082
Miscellaneous	5,495
Total expenses before reductions	54,031,003
Expense reductions	(3,114,210)	50,916,793
Net investment income		17,444,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(785,064,504)
Foreign currency transactions	(325,425)	(785,389,929)
Change in net unrealized appreciation (depreciation) on: Investment securities
Change in net unrealized appreciation (depreciation) on: Investment securities	(927,614,409)
Assets and liabilities in foreign currencies	(47,213)	(927,661,622)
Net gain (loss)		(1,713,051,551)
Net increase (decrease) in net assets resulting from operations		$ (1,695,607,179)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Variable Insurance Products: Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 17,444,372	$ 11,145,934
Net realized gain (loss)	(785,389,929)	1,012,598,310
Change in net unrealized appreciation (depreciation)	(927,661,622)	(3,219,390,093)
Net increase (decrease) in net assets resulting from operations	(1,695,607,179)	(2,195,645,849)
Distributions to shareholders From net investment income	(10,651,148)	(20,008,543)
From net realized gain	(960,548,930)	(2,010,393,014)
In excess of net realized gain	(163,985,157)	-
Total distributions	(1,135,185,235)	(2,030,401,557)
Share transactions - net increase (decrease)	681,319,116	3,588,722,111
Total increase (decrease) in net assets	(2,149,473,298)	(637,325,295)
Net Assets
Beginning of period	17,421,415,999	18,058,741,294
End of period (including undistributed net investment income of $17,677,687 and $10,649,233, respectively)	$ 15,271,942,701	$ 17,421,415,999

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	18,466,905	$ 708,653,046	60,790,422	$ 3,083,045,212
Reinvested	24,560,455	1,006,978,664	38,128,847	1,912,161,690
Redeemed	(35,931,376)	(1,350,612,480)	(55,558,216)	(2,766,549,803)
Net increase (decrease)	7,095,984	$ 365,019,230	43,361,053	$ 2,228,657,099
Service Class Sold	7,673,568	$ 293,233,615	25,312,442	$ 1,274,031,890
Reinvested	3,016,784	123,326,141	2,363,626	118,228,594
Redeemed	(4,537,204)	(168,989,344)	(1,943,579)	(95,706,253)
Net increase (decrease)	6,153,148	$ 247,570,412	25,732,489	$ 1,296,554,231
Service Class 2 A Sold	1,774,037	$ 67,885,955	1,360,003	$ 65,671,999
Reinvested	119,736	4,880,430	225	11,273
Redeemed	(111,199)	(4,036,911)	(45,677)	(2,172,491)
Net increase (decrease)	1,782,574	$ 68,729,474	1,314,551	$ 63,510,781
Distributions From net investment income Initial Class		$ 10,599,775		$ 19,026,484
Service Class		-		981,965
Service Class 2 A		51,373		94
Total		$ 10,651,148		$ 20,008,543
From net realized gain Initial Class		$ 851,081,961		$ 1,893,135,205
Service Class		105,342,109		117,246,629
Service Class 2 A		4,124,860		11,180
Total		$ 960,548,930		$ 2,010,393,014
In excess of net realized gain Initial Class		$ 145,296,928		$ -
Service Class		17,984,032		-
Service Class 2 A		704,197		-
Total		$ 163,985,157		$ -
		$ 1,135,185,235		$ 2,030,401,557

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14	$ 29.20
Income from Investment Operations
Net investment income	.04 D	.03 D	.07 D	.08 D	.20 D	.22
Net realized and unrealized gain (loss)	(3.97)	(5.27)	15.10	12.85	6.91	3.82
Total from investment operations	(3.93)	(5.24)	15.17	12.93	7.11	4.04
Less Distributions
From net investment income	(.03)	(.06)	(.08)	(.19)	(.21)	(.08)
From net realized gain	(2.41)	(5.97)	(5.03)	(4.97)	(.94)	(2.02)
In excess of net realized gain	(.41)	-	-	-	-	-
Total distributions	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)	(2.10)
Net asset value, end of period	$ 36.88	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Total Return B, C	(9.66)%	(10.96)%	37.44%	39.49%	23.48%	14.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,371,789	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132	$ 6,086,424
Ratio of expenses to average net assets	.68% A	.65%	.66%	.68%	.69%	.69%
Ratio of expenses to average net assets after all expense reductions	.64% A, F	.64% F	.65% F	.66% F	.67% F	.67% F
Ratio of net investment income to average net assets	.24% A	.07%	.14%	.21%	.58%	.81%
Portfolio turnover rate	114% A	103%	84%	123%	113%	81%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) D	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(3.96)	(5.25)	15.07	12.83	.14
Total from investment operations	(3.93)	(5.27)	15.09	12.89	.17
Less Distributions
From net investment income	-	(.05)	(.08)	(.19)	-
From net realized gain	(2.41)	(5.97)	(5.03)	(4.97)	-
In excess of net realized gain	(.41)	-	-	-	-
Total distributions	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 36.76	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C	(9.69)%	(11.05)%	37.29%	39.38%	.46%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,786,693	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Ratio of expenses to average net assets	.78% A	.76%	.77%	.80%	.79% A
Ratio of expenses to average net assets after all expense reductions	.74% A, F	.74% F	.75% F	.75% F	.77% A, F
Ratio of net investment income (loss) to average net assets	.13% A	(.04)%	.04%	.15%	.70% A
Portfolio turnover rate	114% A	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) D	(.00)	(.09)
Net realized and unrealized gain (loss)	(3.95)	(3.86)
Total from investment operations	(3.95)	(3.95)
Less Distributions
From net investment income	(.03)	(.05)
From net realized gain	(2.41)	(5.97)
In excess of net realized gain	(.41)	-
Total distributions	(2.85)	(6.02)
Net asset value, end of period	$ 36.63	$ 43.43
Total Return B, C	(9.76)%	(8.88)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 113,461	$ 57,095
Ratio of expenses to average net assets	.93% A	.91% A
Ratio of expenses to average net assets after all expense reductions	.89% A, F	.90% A, F
Ratio of net investment income (loss) to average net assets	(.02)% A	(.19)% A
Portfolio turnover rate	114% A	103%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,776,348,518.30	92.680
Against	448,126,395.47	1.677
Abstain	1,508,636,275.13	5.643
TOTAL	26,733,111,188.90	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,496,494,437.66	91.634
Against	707,781,202.09	2.647
Abstain	1,528,835,549.15	5.719
TOTAL	26,733,111,188.90	100.000

PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	26,118,185,004.24	97.700
Withheld	614,926,184.66	2.300
TOTAL	26,733,111,188.90	100.000
Ralph F. Cox
Affirmative	26,095,601,985.58	97.615
Withheld	637,509,203.32	2.385
TOTAL	26,733,111,188.90	100.000
Phyllis Burke Davis
Affirmative	26,083,791,943.91	97.571
Withheld	649,319,244.99	2.429
TOTAL	26,733,111,188.90	100.000
Robert M. Gates
Affirmative	26,102,950,511.88	97.643
Withheld	630,160,677.02	2.357
TOTAL	26,733,111,188.90	100.000
Abigail P. Johnson
Affirmative	26,037,276,918.63	97.397
Withheld	695,834,270.27	2.603
TOTAL	26,733,111,188.90	100.000
Edward C. Johnson 3d
Affirmative	26,080,170,223.36	97.558
Withheld	652,940,965.54	2.442
TOTAL	26,733,111,188.90	100.000
Donald J. Kirk
Affirmative	26,106,883,271.10	97.657
Withheld	626,227,917.80	2.343
TOTAL	26,733,111,188.90	100.000
	# of Votes Cast	% of Votes Cast
Marie L. Knowles
Affirmative	26,112,825,107.54	97.680
Withheld	620,286,081.36	2.320
TOTAL	26,733,111,188.90	100.000
Ned C. Lautenbach
Affirmative	26,118,368,287.41	97.700
Withheld	614,742,901.49	2.300
TOTAL	26,733,111,188.90	100.000
Peter S. Lynch
Affirmative	26,123,601,514.95	97.720
Withheld	609,509,673.95	2.280
TOTAL	26,733,111,188.90	100.000
Marvin L. Mann
Affirmative	26,109,956,160.87	97.669
Withheld	623,155,028.03	2.331
TOTAL	26,733,111,188.90	100.000
William O. McCoy
Affirmative	26,111,093,172.07	97.673
Withheld	622,018,016.83	2.327
TOTAL	26,733,111,188.90	100.000
Robert C. Pozen
Affirmative	26,115,314,548.99	97.689
Withheld	617,796,639.91	2.311
TOTAL	26,733,111,188.90	100.000
William S. Stavropoulos
Affirmative	26,080,088,758.45	97.557
Withheld	653,022,430.45	2.443
TOTAL	26,733,111,188.90	100.000
PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	12,316,328,775.38	93.637
Against	169,867,253.30	1.291
Abstain	667,144,656.23	5.072
TOTAL	13,153,340,684.91	100.000
PROPOSAL 13
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	11,858,503,060.05	90.156
Against	395,382,780.56	3.006
Abstain	899,454,844.30	6.838
TOTAL	13,153,340,684.91	100.000

* Denotes trust-wide proposals and voting results.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 883,759
Service Class 2	105,785
$ 989,544

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 4,523,970
Service Class	580,899
Service Class 2	29,925
$ 5,134,794

Growth Portfolio

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $3,112,854 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced the fund's custody expenses by $1,356.

8. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 13% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 27% of the total outstanding shares of the fund.

Growth Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Jr., Vice President

Jennifer Uhrig, Vice President

Eric D. Roiter, Secretary

Robert A, Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos*

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPGRWT-SANN-0801 141402
1.705692.103

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

Market Environment	3	A review of what happened in world markets during the past six months.
Performance and Investment Summary	4	How the fund has done over time, and an overview of the fund's investments at the end of the period.
Fund Talk	7	The manager's review of fund performance, strategy, and outlook.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	17	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	21	Notes to the financial statements.
Proxy Voting Results	24

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Market Environment

There's an expression in financial quarters that says, "When the United States sneezes, the world catches cold." That would seem to be a pretty fair statement judging by the performance of the global economy during the six-month period ending June 30, 2001. Considering that more than a third of all goods sold in the U.S. are imports - compared to 20% a decade ago - the sharp deceleration of the domestic economy had far-reaching ramifications. Asia, the Pacific Rim, Europe and many other parts of the world - particularly technology exporters - were negatively affected by slowing U.S. demand. Higher energy costs also put a damper on global economic growth through the first half of 2001. The news was better in the second quarter of the year, at least for U.S. stocks. The second quarter gains of U.S. equity stock funds were the biggest since the fourth quarter of 1999, according to Lipper Inc.

U.S. Stock Markets

Despite extreme volatility during the first half of 2001, opportunities for strong returns were still abundant for equity investors. In short, big was anything but better during the first half of the year. Small- and mid-cap value stocks were the top performers, while large-cap growth fell from favor. The technology and telecommunications industries were the primary victims of this fallout. The "irrational exuberance" - a phrase coined by Federal Reserve Board chairman Alan Greenspan a few years ago to describe the extraordinary run-up in these new economy stocks - quickly evaporated as economic growth slowed and earnings disappointments piled up. In response, investors turned to the long-neglected value arena, where many companies demonstrated real earnings growth and reasonable valuations. A look at the numbers reveals the performance discrepancy between the large-cap growth and mid- to small-cap value styles: For the six-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 12.72%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 14.24%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 6.70%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 12.40%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 1.86%.

Foreign Stock Markets

The performance of international equity markets echoed that of their U.S. counterparts during the first half of 2001. Slowing economic growth led to a sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and a decline in capital expenditures took a heavy toll on corporate earnings, causing the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index to drop 14.45%. Europe accounted for much of the weakness. The global slowdown reduced export activity, and the European Central Bank's reluctance to cut interest rates due to inflation fears was greeted negatively by investors. Japan also suffered a sharp drop in exports, particularly in technology-related sectors. The Tokyo Stock Exchange Index (TOPIX), a benchmark of the Japanese stock market, fell 6.86%. On the other hand, South Korea posted one of the best performances, as the Korea Composite Stock Price Index (KOSPI) jumped 11.30% during the past six months thanks to renewed strength in semiconductor demand. Latin American stocks rebounded in the second quarter of 2001, helping the Morgan Stanley Capital International Emerging Markets Free - Latin America Index record a 6.16% gain for the first half of the year.

U.S. Bond Markets

Investment-grade bonds extended their recent dominance over most major stock indexes for the six-month period ending June 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 3.62% during this time frame. Treasuries relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 1.95%. Overwhelming evidence of deteriorating economic growth spurred the Federal Reserve Board to aggressively ease interest rates, with a total of six cuts during the first six months of 2001. This strong positive signal of support for the economy triggered one of the best months ever for corporate bonds in January. Further yield spread tightening in the spring ensured top billing for the Lehman Brothers Credit Bond Index, which returned 5.38%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a still-robust housing market aided discount mortgage securities. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.06% and 3.78%, respectively. High-yield bonds also chipped in with a positive six-month return, despite a negative second quarter. Overall, the Merrill Lynch High Yield Master II Index gained 3.38% in the first half of 2001.

Foreign Bond Markets

In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. Russia stood out among the index's top performers, helped by a continuation of economic reforms and several credit rating upgrades. Argentina was at the opposite end of the spectrum, plagued by its slumping economy and potential debt defaults. Meanwhile, international government bonds fell 6.78%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. European government bond performance was held back somewhat as the euro had a difficult time competing with the strong U.S. dollar.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Initial Class	-24.38%	-1.42%	7.09%
ML High Yield Master II	-0.92%	4.86%	9.15%
Variable Annuity High Current Yield Funds Average	-4.96%	3.54%	7.97%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 83 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: High Income Portfolio - Initial Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,833 - a 98.33% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,999 - a 139.99% increase.

Investment Summary

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	3.9
EchoStar Communications Corp.	3.3
CSC Holdings, Inc.	2.6
Intermedia Communications, Inc.	2.0
Satelites Mexicanos Sa De Cv	1.7
13.5
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Telecommunications	20.3
Cable TV	11.3
Chemicals	5.8
Broadcasting	5.4
Electric Utilities	4.2
Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out.
Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments
Aaa, Aa, A	0.0
Baa	3.2
Ba	14.5
B	44.0
Caa, Ca, C	17.4
Not Rated	1.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2001 account for 1.6% of the fund's investments.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: High Income - Service Class	-24.44%	-1.50%	7.04%
ML High Yield Master II	-0.92%	4.86%	9.15%
Variable Annuity High Current Yield Funds Average	-4.96%	3.54%	7.97%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 83 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: High Income Portfolio - Service Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,746 - a 97.46% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,999 - a 139.99% increase.

Investment Summary

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	3.9
EchoStar Communications Corp.	3.3
CSC Holdings, Inc.	2.6
Intermedia Communications, Inc.	2.0
Satelites Mexicanos Sa De Cv	1.7
13.5
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Telecommunications	20.3
Cable TV	11.3
Chemicals	5.8
Broadcasting	5.4
Electric Utilities	4.2
Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out.
Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments
Aaa, Aa, A	0.0
Baa	3.2
Ba	14.5
B	44.0
Caa, Ca, C	17.4
Not Rated	1.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2001 account for 1.6% of the fund's investments.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: High Income - Service Class 2	-24.57%	-1.56%	7.01%
ML High Yield Master II	-0.92%	4.86%	9.15%
Variable Annuity High Current Yield Funds Average	-4.96%	3.54%	7.97%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 83 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

This fund includes high yielding, lower rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: High Income Portfolio - Service Class 2 on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $19,694 - a 96.94% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,999 - a 139.99% increase.

Investment Summary

Top Five Holdings as of June 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	3.9
EchoStar Communications Corp.	3.3
CSC Holdings, Inc.	2.6
Intermedia Communications, Inc.	2.0
Satelites Mexicanos Sa De Cv	1.7
13.5
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Telecommunications	20.3
Cable TV	11.3
Chemicals	5.8
Broadcasting	5.4
Electric Utilities	4.2
Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out.
Quality Diversification as of June 30, 2001
(Moody's Ratings)	% of fund's investments
Aaa, Aa, A	0.0
Baa	3.2
Ba	14.5
B	44.0
Caa, Ca, C	17.4
Not Rated	1.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Unrated debt securities that are equivalent to Ba and below at June 30, 2001 account for 1.6% of the fund's investments.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Barry Coffman, Portfolio Manager of High Income Portfolio

Q. How did the fund perform, Barry?

A. Not well at all. For the six-month period that ended June 30, 2001, the fund significantly lagged its competitors, as the variable annuity high current yield funds average tracked by Lipper Inc. returned 1.10%. The fund also lagged the 3.38% return of the Merrill Lynch High Yield Master II Index, which tracks the types of securities in which the fund invests. For the 12-month period that ended June 30, 2001, the results were similar. The fund's performance trailed the -4.96% return of the variable annuity high current yield funds average and the -0.92% return of the Merrill Lynch index.

Q. What caused the fund to underperform its peers and the Merrill Lynch index during the past six months?

A. The fund has been overweighted in the telecommunications sector for a number of years, and during the past year this has proven to be a very poor decision. Capital dried up and many management teams were not equipped to deal with a rapidly changing competitive environment. These factors and others led to a number of telecommunications company bankruptcies and negatively affected the securities of virtually every issuer in this sector. I pared back the fund's telecom holdings, but it continued to be the largest sector weighting in the fund. In particular, the fund was hurt the most by its holdings in competitive local exchange carriers Winstar, which filed for bankruptcy, and XO Communications (formerly known as NEXTLINK). The fund's largest holding, leading national mobile wireless provider Nextel Communications, also performed poorly when it missed its first quarter numbers due to the economic slowdown, which is affecting its business-oriented customer base. The fund's holdings in international cable companies NTL and UnitedGlobalCom's subsidiaries United Pan Europe and United International Holdings Australia/Pacific - also detracted from performance. These companies had taken on significant debt to build out advanced video and broadband networks and will need additional capital in the next 24 months, creating skepticism in this negative market environment.

Q. Despite all the gloom that hovered over the telecom sector, other parts of the high-yield market perked up a bit during the period. What factors drove that turnaround?

A. The Federal Reserve Board's surprise interest-rate cut on January 3 got things off to a good start. That cut - plus the five that followed later in the period - fueled optimism that the Fed would go to great lengths to help the U.S. economy avert a recession. Furthermore, many types of investors came off the sidelines and poured money into high-yield investments, helping to provide a better overall tone to the market. That was in stark contrast to 2000, when investors yanked money out of high-yield bonds. High-yield mutual funds received growing amounts of net new cash from investors, while pension funds - lured by attractive yields - allocated more money to the market. That said, the increase in demand was more than met by increased supply. New issuance in the first half of 2001 was greater than all of 2000, and this does not include the increase in supply from downgrades of former investment-grade companies such as Xerox and Lucent.

Q. What holdings performed well?

A. The fund's holdings in telecommunications company Intermedia benefited as a result of its impending acquisition by WorldCom. Other positive contributors included Allied Waste, Millicom and AFC Enterprises. In addition, many of the fund's holdings in stocks issued by high-yield companies - including EchoStar, Polymer Group, Fairchild Semiconductors, LNR Property Corp., Six Flags and DaVita - were winners as well.

Q. What changes did you make during the past six months?

A. For starters, I upgraded the fund's overall credit quality by roughly doubling the fund's stake in BB-rated bonds. In terms of specific investments, I emphasized electric power producers AES and CMS, which I felt could benefit from rising electricity rates and the growing need for additional generation capacity. To take advantage of a potential economic rebound, I added more cyclical, higher-quality companies that were trading at depressed prices, such as Phelps Dodge and Navistar.

Q. What's ahead for the high-yield market, and what are your plans for the portfolio?

A. I'm fairly optimistic about the prospects for the high-yield market. The economy appears to be at or near a bottom and spreads are still relatively wide by historical standards. We have been through a very rough period but there still are many healthy high-yield companies with manageable balance sheets that are doing well in this environment. As for the fund, I plan to continue to further diversify its holdings and improve the overall credit quality, while positioning the fund to benefit from an eventual rebound in the economy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: high current income by investing primarily in all types of income-producing debt securities with an emphasis on lower-quality securities

Start date: September 19, 1985

Size: as of June 30, 2001, more than $1.5 billion

Manager: Barry Coffman, since 1990; joined Fidelity in 1986

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.4%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.5%
Broadcasting - 2.0%
EchoStar Communications Corp. 4.875% 1/1/07 (f)	Caa2	$ 32,665,000	$ 31,440,060
Healthcare - 1.4%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	5,000,000	5,087,500
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	5,370,000	5,088,075
7% 5/15/09	B2	11,120,000	10,536,200
			20,711,775
Telecommunications - 0.1%
Covad Communications Group, Inc. 6% 9/15/05 (f)	Caa3	9,000,000	1,215,000
TOTAL CONVERTIBLE BONDS			53,366,835
Nonconvertible Bonds - 70.9%
Air Transportation - 0.6%
Air Canada 10.25% 3/15/11	B1	5,000,000	4,600,000
Northwest Airlines, Inc. 8.875% 6/1/06	Ba2	5,000,000	4,875,000
			9,475,000
Auto Parts Distribution - 0.4%
Accuride Corp. 9.25% 2/1/08	B2	10,230,000	6,649,500
Automotive - 1.0%
Hayes Lemmerz International, Inc. 11.875% 6/15/06 (f)	B2	2,280,000	2,240,100
Navistar International Corp. 7% 2/1/03	Ba1	5,000,000	4,850,000
9.375% 6/1/06 (f)	Ba1	7,000,000	7,105,000
Venture Holdings Trust 9.5% 7/1/05	B2	500,000	380,000
			14,575,100
Broadcasting - 1.8%
CD Radio, Inc.:
0% 12/1/07 (d)	Caa1	8,500,000	2,890,000
14.5% 5/15/09	Caa1	6,000,000	3,060,000
Echostar Broadband Corp. 10.375% 10/1/07	B1	10,000,000	9,950,000
EchoStar DBS Corp. 9.375% 2/1/09	B1	10,000,000	9,850,000
Radio One, Inc. 8.875% 7/1/11 (f)	B3	2,115,000	2,115,000
			27,865,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Cable TV - 8.5%
Adelphia Communications Corp.:
9.875% 3/1/07	B2	$ 3,540,000	$ 3,495,750
10.5% 7/15/04	B2	2,000,000	2,020,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	3,000,000	2,827,500
10% 5/15/11 (f)	B2	7,000,000	7,070,000
11.125% 1/15/11	B2	5,000,000	5,200,000
Diamond Cable Communications PLC yankee:
0% 2/15/07 (d)	B2	19,341,000	10,830,960
11.75% 12/15/05	B2	9,875,000	6,616,250
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	210,000	214,725
International Cabletel, Inc. 11.5% 2/1/06	B2	20,000,000	13,500,000
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (f)	B2	7,000,000	6,702,500
NTL Communications Corp. 11.5% 10/1/08	B3	10,000,000	6,600,000
NTL, Inc. 0% 4/1/08 (d)	B3	22,375,000	10,292,500
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	5,245,000	5,297,450
Pegasus Communications Corp.:
9.625% 10/15/05	B3	3,655,000	3,252,950
9.75% 12/1/06	B3	1,190,000	1,059,100
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (d)	Caa1	19,665,000	11,405,700
12.375% 8/1/06	B3	1,410,000	1,290,150
Telewest PLC yankee 11% 10/1/07	B2	10,252,000	8,509,160
UIH Australia/Pacific, Inc.:
14% 5/15/06	Caa2	40,240,000	12,072,000
14% 5/15/06	Caa2	5,620,000	1,686,000
United Pan-Europe Communications NV yankee:
10.875% 8/1/09	Caa1	16,408,000	5,742,800
11.25% 2/1/10	B2	6,005,000	2,221,850
11.5% 2/1/10	B2	6,210,000	2,297,700
			130,205,045
Capital Goods - 1.2%
Stewart Enterprises, Inc. 10.75% 7/1/08 (f)	B2	7,520,000	7,745,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Capital Goods - continued
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	$ 4,705,000	$ 3,905,150
Terex Corp.:
8.875% 4/1/08	B2	2,000,000	1,920,000
10.375% 4/1/11 (f)	B2	4,360,000	4,403,600
			17,974,350
Chemicals - 5.3%
Acetex Corp. yankee 9.75% 10/1/03	B3	4,500,000	4,410,000
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	3,160,000	3,175,800
Avecia Group PLC yankee 11% 7/1/09	B2	12,080,000	12,019,600
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	4,465,000	4,286,400
Huntsman Corp.:
9.5% 7/1/07 (f)	Caa1	28,195,000	17,480,900
9.5% 7/1/07 (f)	Caa1	8,585,000	5,322,700
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	7,200,000	7,128,000
IMC Global, Inc. 11.25% 6/1/11 (f)	Ba1	5,000,000	4,975,000
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	10,420,000	10,420,000
PMD Group, Inc. 11% 2/28/11 (f)	B3	2,100,000	2,131,500
Polymer Group, Inc.:
8.75% 3/1/08	B3	13,940,000	5,157,800
9% 7/1/07	B3	11,710,000	4,332,700
			80,840,400
Conglomerates - 0.1%
USI American Holdings, Inc. 7.25% 12/1/06	Ba2	2,000,000	1,320,000
Consumer Products - 1.2%
AKI Holding Corp. 0% 7/1/09 (d)	Caa1	9,120,000	4,651,200
American Greetings Corp. 11.75% 7/15/08 (f)	Ba3	8,000,000	7,740,000
Hasbro, Inc. 7.95% 3/15/03	Ba3	7,000,000	6,755,000
			19,146,200
Department Stores - 0.6%
Kmart Corp. 8.375% 12/1/04	Baa3	5,000,000	4,900,000
Saks, Inc. 7.25% 12/1/04	Ba1	5,000,000	4,750,000
			9,650,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financial Services - 1.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	$ 4,620,000	$ 4,712,400
Delta Financial Corp. 9.5% 8/1/04	Caa2	1,350,000	553,500
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	10,000,000	10,200,000
Millennium America, Inc. 9.25% 6/15/08 (f)	Ba1	1,750,000	1,763,125
			17,229,025
Diversified Media - 0.7%
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	8,000,000	7,080,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	3,580,000	3,580,000
			10,660,000
Drug Stores - 1.3%
Rite Aid Corp.:
7.125% 1/15/07	Caa2	4,990,000	4,141,700
7.625% 4/15/05	Caa2	15,060,000	13,102,200
11.25% 7/1/08 (f)	Caa2	2,970,000	2,992,275
			20,236,175
Electric Utilities - 4.2%
AES Corp. 9.375% 9/15/10	Ba1	14,770,000	14,770,000
CMS Energy Corp.:
8.5% 4/15/11	Ba3	7,000,000	6,877,500
9.875% 10/15/07	Ba3	10,000,000	10,400,000
Edison Mission Energy 9.875% 4/15/11	Baa3	2,000,000	1,860,000
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	3,625,000	3,262,500
6.25% 3/1/04	B3	2,875,000	2,501,250
7.875% 3/1/02	B3	8,670,000	7,889,700
8.375% 5/1/25	B3	1,390,000	1,237,100
PG&E National Energy Group, Inc. 10.375% 5/16/11 (f)	Baa2	15,000,000	15,000,000
			63,798,050
Energy - 3.3%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	4,420,000	4,508,400
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	5,336,000	5,229,280
8.125% 4/1/11 (f)	B2	7,970,000	7,451,950
Cross Timbers Oil Co. 9.25% 4/1/07	B1	5,225,000	5,381,750
DI Industries, Inc. 8.875% 7/1/07	B1	7,000,000	6,930,000
Nuevo Energy Co. 9.375% 10/1/10	B1	5,000,000	4,950,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Plains Resources, Inc.:
10.25% 3/15/06	B2	$ 5,860,000	$ 6,035,800
10.25% 3/15/06	B2	4,585,000	4,722,550
10.25% 3/15/06	B2	3,020,000	3,133,250
SESI LLC 8.875% 5/15/11 (f)	B1	2,710,000	2,682,900
			51,025,880
Entertainment/Film - 0.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	4,915,000	4,423,500
9.5% 2/1/11	Caa3	5,115,000	4,552,350
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,000,000	4,075,000
9.625% 8/1/08	Caa2	1,730,000	1,487,800
			14,538,650
Food/Beverage/Tobacco - 0.1%
Del Monte Corp. 9.25% 5/15/11 (f)	B3	1,955,000	1,974,550
Gaming - 2.5%
Hollywood Casino Corp. 11.25% 5/1/07	B3	8,120,000	8,465,100
Horseshoe Gaming LLC 8.625% 5/15/09	B2	7,000,000	7,035,000
MGM Mirage, Inc.:
8.375% 2/1/11	Ba2	7,000,000	7,070,000
9.75% 6/1/07	Ba2	5,000,000	5,337,500
Park Place Entertainment Corp. 8.125% 5/15/11 (f)	Ba2	10,000,000	9,925,000
			37,832,600
Healthcare - 2.0%
DaVita, Inc. 9.25% 4/15/11 (f)	B2	8,050,000	8,251,250
Iasis Healthcare Corp. 13% 10/15/09	B3	1,000,000	1,060,000
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (c)	C	11,630,000	1,163
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	Ba3	13,000,000	12,090,000
Service Corp. International (SCI):
6% 12/15/05	B1	3,000,000	2,550,000
7.2% 6/1/06	B1	1,000,000	860,000
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	5,460,000	5,582,850
			30,395,263

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 2.0%
LNR Property Corp.:
9.375% 3/15/08	B1	$ 6,090,000	$ 5,876,850
10.5% 1/15/09	B1	10,000,000	10,000,000
Ryland Group, Inc. 9.125% 6/15/11	B1	5,000,000	4,950,000
WCI Communities, Inc. 10.625% 2/15/11 (f)	B1	10,000,000	10,425,000
			31,251,850
Hotels - 1.3%
HMH Properties, Inc. 7.875% 8/1/05	Ba2	2,965,000	2,890,875
Host Marriott LP 8.375% 2/15/06	Ba2	8,200,000	8,036,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	5,000,000	5,050,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	4,440,000	4,151,400
			20,128,275
Insurance - 0.7%
Conseco, Inc. 8.75% 2/9/04	B1	10,910,000	10,309,950
Leisure - 1.1%
Intrawest Corp. yankee 10.5% 2/1/10	B1	6,000,000	6,120,000
Premier Parks, Inc. 9.25% 4/1/06	B3	10,000,000	10,000,000
			16,120,000
Metals/Mining - 3.2%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	4,875,000	4,241,250
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	7,435,000	7,806,750
International Utility Structures, Inc. yankee 10.75% 2/1/08	Caa1	9,200,000	4,600,000
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	4,995,000	3,046,950
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	14,509,000	15,234,450
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	14,725,000	14,526,213
			49,455,613
Miscellaneous - 0.2%
Pinnacle Holdings, Inc. 0% 3/15/08 (d)	B3	7,000,000	3,570,000
Paper - 3.2%
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	2,000,000	1,180,000
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	14,080,000	8,870,400
9.75% 6/15/07	Caa1	7,285,000	4,589,550
Packaging Corp. of America 9.625% 4/1/09	B1	15,000,000	15,900,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - continued
Potlatch Corp. 10% 7/15/11 (f)	Ba1	$ 7,000,000	$ 7,052,500
Stone Container Corp.:
9.75% 2/1/11 (f)	B2	9,775,000	9,970,500
12.58% 8/1/16 (g)	B2	1,150,000	1,201,750
Tembec Industries, Inc. yankee 8.625% 6/30/09	Ba1	1,000,000	1,015,000
			49,779,700
Publishing/Printing - 1.7%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	21,340,000	20,913,200
CanWest Media, Inc. 10.625% 5/15/11 (f)	B2	5,620,000	5,690,250
			26,603,450
Restaurants - 1.2%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	8,000,000	8,320,000
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	10,000,000	10,200,000
			18,520,000
Services - 0.4%
AP Holdings, Inc. 0% 3/15/08 (d)	Ca	2,470,000	172,900
Iron Mountain, Inc. 8.625% 4/1/13	B2	5,130,000	5,130,000
			5,302,900
Shipping - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11 (f)	Ba2	4,980,000	5,054,700
Specialty Retailing - 0.6%
Kmart Corp. 9.875% 6/15/08 (f)	Baa3	5,000,000	4,912,500
Office Depot, Inc. 10% 7/15/08 (f)	Ba1	5,000,000	4,937,950
			9,850,450
Steels - 0.2%
WCI Steel, Inc. 10% 12/1/04	B3	3,750,000	2,662,500
Supermarkets - 0.3%
Great Atlantic & Pacific Tea, Inc. 7.7% 1/15/04	B2	5,000,000	4,500,000
Jitney-Jungle Stores of America, Inc. 12% 3/1/06 (c)	-	2,590,000	19,425
			4,519,425
Technology - 2.0%
Alliant Techsystems, Inc. 8.5% 5/15/11 (f)	B2	6,455,000	6,519,550
ChipPAC International Ltd. 12.75% 8/1/09	B3	7,000,000	6,755,000

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	$ 1,000,000	$ 960,000
Micron Technology, Inc. 6.5% 9/30/05 (h)	B3	10,000,000	8,600,000
Rhythms NetConnections, Inc.:
0% 5/15/08 (d)	Ca	20,810,000	624,300
12.75% 4/15/09	Ca	8,475,000	762,750
14% 2/15/10	Ca	6,340,000	317,000
Spectrasite Holdings, Inc. 12.5% 11/15/10	B3	420,000	399,000
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	3,420,000	3,180,600
Xerox Credit Corp. 6.1% 12/16/03	Ba1	3,490,000	2,722,200
			30,840,400
Telecommunications - 15.4%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	12,900,000	7,417,500
Allegiance Telecom, Inc. 0% 2/15/08 (d)	B3	6,000,000	3,360,000
American Mobile Satellite Corp. 12.25% 4/1/08	-	9,750,000	2,145,000
American Tower Corp. 9.375% 2/1/09 (f)	B3	4,000,000	3,740,000
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	10,000,000	7,700,000
AXXENT, Inc. 15% 12/30/04 (h)	-	17,227,552	2,584,133
Concentric Network Corp. 12.75% 12/15/07	B	12,760,000	4,083,200
Covad Communications Group, Inc.:
12% 2/15/10	Caa3	17,000,000	2,380,000
12.5% 2/15/09	Caa3	7,684,000	1,229,440
Crown Castle International Corp. 10.75% 8/1/11	B3	5,000,000	4,850,000
Dobson Communications Corp. 10.875% 7/1/10	B3	10,000,000	10,000,000
FirstWorld Communications, Inc. 0% 4/15/08 (d)	-	31,865,000	1,593,250
Focal Communications Corp. 11.875% 1/15/10	B3	20,000,000	6,000,000
Globix Corp. 12.5% 2/1/10	B-	38,020,000	11,025,800
Hyperion Telecommunications, Inc. 13% 4/15/03	B3	4,480,000	3,360,000
Intermedia Communications, Inc.:
0% 7/15/07 (d)	B2	9,235,000	8,149,888
8.6% 6/1/08	B2	4,800,000	4,680,000
Intrawest Corp. yankee 9.75% 8/15/08	B1	3,225,000	3,192,750
KMC Telecom Holdings, Inc.:
0% 2/15/08 (d)	Caa2	19,640,000	1,374,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
KMC Telecom Holdings, Inc.: - continued
13.5% 5/15/09	Caa2	$ 22,500,000	$ 3,825,000
Loral Space & Communications Ltd. 9.5% 1/15/06	B3	3,000,000	2,250,000
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	33,735,000	9,445,800
McLeodUSA, Inc.:
9.25% 7/15/07	B1	360,000	212,400
11.375% 1/1/09	B1	5,240,000	3,301,200
Metrocall, Inc.:
9.75% 11/1/07 (c)	Caa3	8,100,000	405,000
10.375% 10/1/07 (c)	Caa3	13,555,000	677,750
11% 9/15/08 (c)	Caa3	2,280,000	114,000
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (d)	B3	7,205,000	5,187,600
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	29,000,000	25,230,000
Nextel Communications, Inc.:
9.375% 11/15/09	B1	14,610,000	10,957,500
12% 11/1/08	B1	2,495,000	2,195,600
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	21,475,000	4,939,250
12.75% 8/1/10	Caa1	14,525,000	4,502,750
NEXTLINK Communications, Inc.:
0% 6/1/09 (d)	B2	695,000	118,150
0% 12/1/09 (d)	B2	20,070,000	3,211,200
9% 3/15/08	B2	20,779,000	5,402,540
10.75% 11/15/08	B3	13,250,000	4,240,000
Orbital Imaging Corp.:
11.625% 3/1/05 (c)	-	7,110,000	639,900
11.625% 3/1/05 (c)	-	3,680,000	331,200
PageMart Nationwide, Inc. 15% 2/1/05	Caa2	33,040,000	7,268,800
Pathnet, Inc. 12.25% 4/15/08 (c)	-	20,255,000	1,417,850
ProNet, Inc. 11.875% 6/15/05 (c)	Caa3	1,180,000	82,600
Satelites Mexicanos SA de CV:
8.21% 6/30/04 (f)(g)	B1	12,569,000	11,563,480
yankee 10.125% 11/1/04	B3	20,460,000	13,708,200
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	11,000,000	5,060,000
10.75% 3/15/10	B3	7,885,000	6,702,250

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TeleCorp PCS, Inc. 0% 4/15/09 (d)	B3	$ 3,000,000	$ 1,860,000
US Unwired, Inc. 0% 11/1/09 (d)	Caa1	15,033,000	7,366,170
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	5,540,000	6,315,600
			237,397,551
Textiles & Apparel - 0.3%
Foamex LP 13.5% 8/15/05	Caa2	5,000,000	3,750,000
WestPoint Stevens, Inc. 7.875% 6/15/08	Ca	2,000,000	740,000
			4,490,000
TOTAL NONCONVERTIBLE BONDS			1,091,247,552
TOTAL CORPORATE BONDS (Cost $1,480,242,753)			1,144,614,387
Asset-Backed Securities - 0.0%

Airplanes pass thru trust 10.875% 3/15/19 (Cost $1,489,903)	Ba2	1,372,903	782,555
Commercial Mortgage Securities - 1.6%

Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 11/17/13 (f)	Ba1	4,750,000	3,300,508
LB Multifamily Mortgage Trust Series 1991-4 Class A1, 7.0187% 4/25/21 (g)	Caa1	2,084,310	1,865,457
Meritor Mortgage Security Corp. Series 1987-1 Class B, 9.4% 2/1/10 (f)	-	1,350,000	109,215
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3172% 11/18/31 (f)(g)	Ba1	4,500,000	3,752,719
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30	BB	4,500,000	3,606,328
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30	BB+	2,553,000	1,777,127
Nomura Depositor Trust:
floater Series 1998-ST1A Class B2, 8.6225% 1/15/03 (f)(g)	-	2,200,000	2,082,560
Series 1998-ST1A Class B1A, 6.8725% 1/15/03 (f)(g)	-	4,000,000	3,825,632
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Structured Asset Securities Corp.:
Series 1994-C1 Class F, 6.87% 8/25/26	BB+	$ 2,600,000	$ 2,260,070
Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,000,000	1,741,797
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,941,432)			24,321,413
Common Stocks - 5.9%
	Shares
Automotive - 0.0%
Insilco Corp. warrants 8/15/07 (a)	7,380	7
Broadcasting - 1.5%
EchoStar Communications Corp. Class A (a)	625,200	19,612,524
Pegasus Communications Corp. (a)	213,400	3,676,882
		23,289,406
Cable TV - 0.0%
CS Wireless Systems, Inc. (a)(f)	1,024	10
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	26,805	6,701
		6,711
Capital Goods - 0.1%
Tokheim Corp. (a)(e)	182,235	1,649,227
Chemicals - 0.5%
Lyondell Chemical Co.	100,000	1,538,000
Polymer Group, Inc. (e)	3,004,860	6,790,984
Sterling Chemicals Holdings, Inc. warrants 8/15/08 (a)	340	3
		8,328,987
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
ECM Corp. LP (f)	3,000	258,750
		258,893
Energy - 0.8%
Grey Wolf, Inc. (a)	490,000	1,960,000
Plains Resources, Inc. (a)	430,700	10,336,800
		12,296,800
Healthcare - 0.5%
DaVita, Inc. (a)	361,900	7,357,427
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
		7,357,459
Homebuilding/Real Estate - 0.5%
LNR Property Corp.	214,700	7,514,500
Swerdlow Real Estate Group, Inc.:
Class A (h)	79,800	1
Class B (h)	19,817	0
		7,514,501

	Shares	Value (Note 1)
Hotels - 0.0%
Moa Hospitality, Inc. (a)	3,000	$ 15,000
Leisure - 0.4%
Six Flags, Inc. (a)	250,000	5,260,000
Metals/Mining - 0.0%
International Utility Structures, Inc. warrants 2/1/03 (a)	2,500	0
Paper - 0.6%
Packaging Corp. of America (a)	591,600	9,187,548
Specialty Retailing - 0.1%
Mothers Work, Inc. (a)(e)	284,100	2,096,658
Mothers Work, Inc. (a)(h)	2,952	21,786
		2,118,444
Supermarkets - 0.5%
Pathmark Stores, Inc. (a)	298,657	7,108,037
Technology - 0.3%
Fairchild Semiconductor International, Inc. Class A (a)	200,000	4,600,000
Telecommunications - 0.0%
AXXENT, Inc. Class B (a)	448,319	11,845
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(f)	12,650	127
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	45,930	22,965
warrants 1/15/07 (CV ratio .6) (a)	5,585	2,793
McCaw International Ltd. warrants 4/16/07 (a)(f)	42,305	42,305
Pathnet, Inc. warrants 4/15/08 (a)(f)	20,255	10,128
		90,163
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	48,889	1,222,225
TOTAL COMMON STOCKS (Cost $93,988,701)		90,303,408
Nonconvertible Preferred Stocks - 9.5%

Broadcasting - 0.1%
Granite Broadcasting Corp. $127.50 pay-in-kind	5,118	921,240
Cable TV - 2.6%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	198,461	21,185,712
Series M, $11.125 pay-in-kind	184,123	19,609,100
		40,794,812
Diversified Financial Services - 0.6%
American Annuity Group Capital Trust II $88.75	8,910	8,862,936
Healthcare - 0.3%
Fresenius Medical Care Capital Trust II $7.875	5,000	4,964,530
Homebuilding/Real Estate - 0.7%
Swerdlow Real Estate Group, Inc.:
junior (h)	19,817	63,170
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Homebuilding/Real Estate - continued
Swerdlow Real Estate Group, Inc.: - continued
mezzanine (h)	79,800	$ 1,039,804
senior (h)	79,800	9,499,254
		10,602,228
Metals/Mining - 0.0%
International Utility Structures, Inc. $130.00 pay-in-kind (f)	3,644	728,800
Publishing/Printing - 0.4%
PRIMEDIA, Inc. Series H, $8.625	73,249	5,420,426
Technology - 0.0%
Ampex Corp. 8% non-cumulative	386	602,160
Telecommunications - 4.8%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	3,391	779,930
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	18,746	18,183,620
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	35,150	21,090,000
Series E, $111.25 pay-in-kind	45,463	25,913,910
XO Communications, Inc.:
$7.00 pay-in-kind	1,099,216	4,396,864
Series B, $135.00 pay-in-kind	27,683	2,768,300
		73,132,624
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $256,486,978)		146,029,756
Floating Rate Loans - 2.8%
Moody's Ratings (unaudited) (b)		Principal Amount
Automotive - 0.8%
Accuride Corp. Tranche B term loan 7.3125% 1/23/06 (g)	-	$ 4,617,037	4,247,674
Tenneco Automotive, Inc.:
Tranche B term loan 8.09% 12/30/07 (g)	B2	4,391,667	3,776,833
Tranche C term loan 8.34% 6/30/08 (g)	B2	4,391,667	3,776,833
			11,801,340
Cable TV - 0.2%
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (g)	Ba3	2,500,000	2,468,750
Capital Goods - 0.5%
Acterna LLC Tranche B term loan 6.96% 9/30/07 (g)	-	1,960,784	1,823,529

Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Thermadyne Manufacturing LLC:
Tranche B term loan 6.76% 5/22/05 (g)	B3	$ 3,985,881	$ 3,387,999
Tranche C term loan 7.01% 5/22/06 (g)	B3	3,985,881	3,387,999
			8,599,527
Environmental - 1.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (g)	Ba3	7,693,564	7,635,862
Tranche C term loan 6.9399% 7/21/07 (g)	Ba3	9,232,279	9,163,037
			16,798,899
Textiles & Apparel - 0.2%
Pillowtex Corp. Tranche B term loan 7.4239% 1/31/02 (g)	Caa2	3,000,000	1,500,000
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	3,600,000	1,980,000
			3,480,000
TOTAL FLOATING RATE LOANS (Cost $44,280,397)			43,148,516
Cash Equivalents - 3.6%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at:
3.75%, dated 6/29/01 due 7/2/01	$ 9,702,028	9,699,000
3.99%, dated 6/29/01 due 7/2/01	46,302,373	46,287,000
TOTAL CASH EQUIVALENTS (Cost $55,986,000)		55,986,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,956,416,164)		1,505,186,035
NET OTHER ASSETS - 2.2%		34,140,900
NET ASSETS - 100%		$ 1,539,326,935
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Mothers Work, Inc.	$ -	$ 208,056	$ -	$ 2,096,658
Polymer Group, Inc.	663,660	1,554,442	-	6,790,984
Tokheim Corp.	-	141,231	-	1,649,227
TOTALS	$ 663,660	$ 1,903,729	$ -	$ 10,536,869

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $287,390,466 or 18.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 16,468,192
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 10/7/99	$ 7,794,500
Mothers Work, Inc.	6/18/98	$ 26,172
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11,132
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 78,520
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,618,828
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	3.2%	BBB	3.4%
Ba	13.9%	BB	16.3%
B	43.0%	B	49.8%
Caa	17.2%	CCC	6.7%
Ca, C	0.2%	CC, C	0.0%
		D	0.3%
The percentage not rated by Moody's or S&P amounted to 1.6%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $1,251,237,359 and $1,157,988,530.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,174 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,808,148 or 1.4% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $43,148,516 or 2.8% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $16,393,833. The weighted average interest rate was 4.71%. Interest expense includes $12,892 paid under the interfund lending program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $9,712,000. The weighted average interest rate was 6.1%. Interest earned from the interfund lending program amounted to $1,647 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $10,089,000. The weighted average interest rate was 5.79%. Interest expense includes $4,868 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.3%
Canada	2.9
United Kingdom	2.7
Mexico	1.7
Luxembourg	1.6
Others (individually less than 1%)	1.8
100.0%
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,942,872,680. Net unrealized depreciation aggregated $437,686,645, of which $49,430,109 related to appreciated investment securities and $487,116,754 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $456,970,000 of which $78,331,000 and $378,639,000 will expire on December 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $55,986,000) (cost $1,956,416,164) - See accompanying schedule		$ 1,505,186,035
Cash		263
Receivable for investments sold		26,684,356
Receivable for fund shares sold		2,386,662
Dividends receivable		1,648,396
Interest receivable		38,750,057
Total assets		1,574,655,769
Liabilities
Payable for investments purchased	$ 33,850,938
Payable for fund shares redeemed	513,035
Accrued management fee	773,207
Distribution fees payable	22,444
Other payables and accrued expenses	169,210
Total liabilities		35,328,834
Net Assets		$ 1,539,326,935
Net Assets consist of:
Paid in capital		$ 2,603,874,200
Undistributed net investment income		180,999,768
Accumulated undistributed net realized gain (loss) on investments		(794,316,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(451,230,275)
Net Assets		$ 1,539,326,935
Initial Class: Net Asset Value, offering price and redemption price per share ($1,295,104,466 ÷ 192,029,983 shares)		$6.74
Service Class: Net Asset Value, offering price and redemption price per share ($233,574,539 ÷ 34,732,341 shares)		$6.72
Service Class 2: Net Asset Value, offering price and redemption price per share ($10,647,930 ÷ 1,588,896 shares)		$6.70

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 12,162,490
Interest		105,825,941
Total income		117,988,431
Expenses
Management fee	$ 5,116,373
Transfer agent fees	579,025
Distribution fees	137,394
Accounting fees and expenses	253,711
Non-interested trustees' compensation	2,270
Custodian fees and expenses	28,857
Audit	23,032
Legal	5,166
Interest	17,760
Reports to shareholders	136,933
Total expenses before reductions	6,300,521
Expense reductions	(47,589)	6,252,932
Net investment income		111,735,499
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized loss of $1,298,471 on sales of investments in affiliated issuers)		(346,854,131)
Change in net unrealized appreciation (depreciation) on:
Investment securities	115,801,042
Assets and liabilities in foreign currencies	(146)	115,800,896
Net gain (loss)		(231,053,235)
Net increase (decrease) in net assets resulting from operations		$ (119,317,736)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 111,735,499	$ 241,029,869
Net realized gain (loss)	(346,854,131)	(394,809,674)
Change in net unrealized appreciation (depreciation)	115,800,896	(345,968,584)
Net increase (decrease) in net assets resulting from operations	(119,317,736)	(499,748,389)
Distributions to shareholders from net investment income	(225,311,206)	(160,774,241)
Share transactions - net increase (decrease)	184,414,217	(151,517,210)
Total increase (decrease) in net assets	(160,214,725)	(812,039,840)
Net Assets
Beginning of period	1,699,541,660	2,511,581,500
End of period (including undistributed net investment income of $180,999,768 and $308,860,512, respectively)	$ 1,539,326,935	$ 1,699,541,660

Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	78,854,242	$ 613,772,345	68,262,740	$ 656,033,666
Reinvested	24,517,471	193,933,192	13,813,362	144,073,366
Redeemed	(90,722,658)	(686,625,189)	(102,114,895)	(1,010,388,142)
Net increase (decrease)	12,649,055	$ 121,080,348	(20,038,793)	$ (210,281,110)
Service Class Sold	15,954,749	$ 123,210,246	14,344,038	$ 139,520,383
Reinvested	3,882,761	30,634,983	1,603,673	16,694,232
Redeemed	(13,011,890)	(98,062,929)	(10,538,595)	(102,893,478)
Net increase (decrease)	6,825,620	$ 55,782,300	5,409,116	$ 53,321,137
Service Class 2 A Sold	963,540	$ 7,185,865	583,490	$ 5,445,535
Reinvested	94,413	743,031	639	6,643
Redeemed	(52,079)	(377,327)	(1,107)	(9,415)
Net increase (decrease)	1,005,874	$ 7,551,569	583,022	$ 5,442,763
Distributions
From net investment income Initial Class		$ 193,933,192		$ 144,073,366
Service Class		30,634,983		16,694,232
Service Class 2 A		743,031		6,643
Total		$ 225,311,206		$ 160,774,241

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520	$ 12.050
Income from Investment Operations
Net investment income	.475 D, G	1.123 D	1.095 D	1.111 D	1.124 D	.927
Net realized and unrealized gain (loss)	(.915) G	(3.513)	(.195)	(1.591)	.936	.643
Total from investment operations	(.440)	(2.390)	.900	(.480)	2.060	1.570
Less Distributions
From net investment income	(1.000)	(.750)	(1.075)	(.970)	(.890)	(.920)
From net realized gain	-	-	(.030)	(.600)	(.110)	(.180)
In excess of net realized gain	-	-	(.005)	-	-	-
Total distributions	(1.000)	(.750)	(1.110)	(1.570)	(1.000)	(1.100)
Net asset value, end of period	$ 6.740	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Total Return B	(7.19)%	(22.54)%	8.25%	(4.33)%	17.67%	14.03%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,295,104	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516	$ 1,588,822
Ratio of expenses to average net assets	.70% A	.68%	.69%	.70%	.71%	.71%
Ratio of net investment income to average net assets	12.73% A, G	11.38%	9.80%	9.14%	8.88%	9.09%
Portfolio turnover rate	143% A	68%	82%	92%	118%	123%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 8.150	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income D	.467 G	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(.907) G	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(.440)	(2.400)	.880	(.480)	.190
Less Distributions
From net investment income	(.990)	(.740)	(1.075)	(.970)	-
From net realized gain	-	-	(.030)	(.600)	-
In excess of net realized gain	-	-	(.005)	-	-
Total distributions	(.990)	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 6.720	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total Return B, C	(7.20)%	(22.68)%	8.08%	(4.34)%	1.42%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 233,575	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Ratio of expenses to average net assets	.80% A	.78%	.79%	.82%	.81% A
Ratio of expenses to average net assets after all expense reductions	.80% A	.78%	.79%	.82%	.80% A,F
Ratio of net investment income to average net assets	12.63% A, G	11.28%	9.69%	9.51%	10.75% A
Portfolio turnover rate	143% A	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.058 for Initial Class and $.057 for Service Class and decrease net realized and unrealized gain (loss) per share by $.058 for Initial Class and $.057 for Service Class. Without this change the Ratio of net investment income to average net assets would have been 11.18% for Initial Class and 11.08% for Service Class. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 8.130	$ 11.140
Income from Investment Operations
Net investment income D	.445 G	.936
Net realized and unrealized gain (loss)	(.885) G	(3.206)
Total from investment operations	(.440)	(2.270)
Less Distributions
From net investment income	(.990)	(.740)
Net asset value, end of period	$ 6.700	$ 8.130
Total Return B, C	(7.22)%	(21.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,648	$ 4,742
Ratio of expenses to average net assets	.98% A	1.01% A
Ratio of expenses to average net assets after all expense reductions	.97% A, F	1.01% A
Ratio of net investment income to average net assets	12.45% A, G	11.04% A
Portfolio turnover rate	143% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.055 and decrease net realized and unrealized gain (loss) per share by $.055. Without this change the Ratio of net investment income to average net assets would have been 10.91%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $13,869,788 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

The effect of this change during the period, was to increase net investment income by $13,587,542, decrease net unrealized appreciation/depreciation by $7,074,645; and decrease net realized gain (loss) by $6,512,897. The Statement of Changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

High Income Portfolio

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 127,380
Service Class 2	10,014
$ 137,394

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 489,638
Service Class	85,855
Service Class 2	3,532
$ 579,025

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $41,643 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced the fund's custody expenses by $5,946.

8. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 12% of the outstanding shares of the fund. In addition, two unaffiliated insurance companies were each record owners of more than 10% of the total outstanding shares of the fund, totaling 60%.

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under "Legend" at the end of the fund's Schedule of Investments.

High Income Portfolio

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,776,348,518.30	92.680
Against	448,126,395.47	1.677
Withheld
Abstain	1,508,636,275.13	5.643
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,496,494,437.66	91.634
Against	707,781,202.09	2.647
Withheld
Abstain	1,528,835,549.15	5.719
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
PROPOSAL 3
To elect as Trustees the fourteen nominees presented below.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	26,118,185,004.24	97.700
Against
Withheld	614,926,184.66	2.300
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
Ralph F. Cox
Affirmative	26,095,601,985.58	97.615
Against
Withheld	637,509,203.32	2.385
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
Phyllis Burke Davis
Affirmative	26,083,791,943.91	97.571
Against
Withheld	649,319,244.99	2.429
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	26,102,950,511.88	97.643
Against
Withheld	630,160,677.02	2.357
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
Abigail P. Johnson
Affirmative	26,037,276,918.63	97.397
Against
Withheld	695,834,270.27	2.603
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
Edward C. Johnson 3d
Affirmative	26,080,170,223.36	97.558
Against
Withheld	652,940,965.54	2.442
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
Donald J. Kirk
Affirmative	26,106,883,271.10	97.657
Against
Withheld	626,227,917.80	2.343
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
Marie L. Knowles
Affirmative	26,112,825,107.54	97.680
Against
Withheld	620,286,081.36	2.320
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
Ned C. Lautenbach
Affirmative	26,118,368,287.41	97.700
Against
Withheld	614,742,901.49	2.300
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
Peter S. Lynch
Affirmative	26,123,601,514.95	97.720
Against
Withheld	609,509,673.95	2.280
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	26,109,956,160.87	97.669
Against
Withheld	623,155,028.03	2.331
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
William O. McCoy
Affirmative	26,111,093,172.07	97.673
Against
Withheld	622,018,016.83	2.327
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
Robert C. Pozen
Affirmative	26,115,314,548.99	97.689
Against
Withheld	617,796,639.91	2.311
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
William S. Stavropoulos
Affirmative	26,080,088,758.45	97.557
Against
Withheld	653,022,430.45	2.443
Abstain
TOTAL	26,733,111,188.90	100.000
Broker Non-Votes
PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,680,073,979.22	94.189
Against	16,137,221.51	0.904
Withheld
Abstain	87,524,110.83	4.907
TOTAL	1,783,735,311.56	100.000
Broker Non-Votes
PROPOSAL 6
To approve an amended and restated sub-advisory agreement with Fidelity Management & Research (U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,639,349,558.52	91.905
Against	37,872,449.53	2.124
Withheld
Abstain	106,513,303.51	5.971
TOTAL	1,783,735,311.56	100.000
Broker Non-Votes
PROPOSAL 7
To approve an amended and restated sub-advisory agreement with Fidelity Management & Research (Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,633,310,950.92	91.567
Against	40,844,607.29	2.290
Withheld
Abstain	109,579,753.35	6.143
TOTAL	1,783,735,311.56	100.000
Broker Non-Votes
PROPOSAL 11
To eliminate a fundamental policy of High Income Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,611,599,844.60	90.350
Against	54,953,711.11	3.081
Withheld
Abstain	117,181,755.85	6.569
TOTAL	1,783,735,311.56	100.000
Broker Non-Votes
PROPOSAL 13
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,623,823,177.31	91.035
Against	45,798,458.68	2.568
Withheld
Abstain	114,113,675.57	6.397
TOTAL	1,783,735,311.56	100.000
Broker Non-Votes

*Denotes trust-wide proposals and voting results.

High Income Portfolio

Semiannual Report

High Income Portfolio

High Income Portfolio

High Income Portfolio

High Income Portfolio

High Income Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Barry J. Coffman, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos*

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHI-SANN-0801 141542
1.705694.103

Fidelity® Variable Insurance Products:

Money Market Portfolio

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

Performance	3	How the fund has done over time.
Fund Talk	6	The manager's review of fund performance, strategy and outlook.
Investments	7	A complete list of the fund's investments.
Financial Statements	11	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	15	Notes to the financial statements.
Proxy Voting Results	17

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio - Initial Class

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Money Market - Initial Class	5.90%	5.56%	5.05%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	6/27/01	3/28/01	1/3/01	9/27/00	6/28/00
Fidelity VIP:
Money Market -
Initial Class	3.92%	5.16%	6.35%	6.42%	6.41%

MMDA	1.78%	1.97%	2.11%	2.11%	2.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR.(TM)

Comparing Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns and yields prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Money Market - Service Class	5.70%	5.52%	5.03%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	6/27/01	3/28/01	1/3/01	9/27/00	6/28/00
Fidelity VIP:
Money Market -
Service Class	3.82%	5.08%	6.25%	6.35%	6.41%

MMDA	1.78%	1.97%	2.11%	2.11%	2.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR.(TM)

Comparing Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class 2

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns and yields prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Money Market - Service Class 2	5.66%	5.46%	5.00%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	6/27/01	3/28/01	1/3/01	9/27/00	6/28/00
Fidelity VIP:
Money Market -
Service Class 2	3.67%	4.96%	6.10%	6.16%	6.16%

MMDA	1.78%	1.97%	2.11%	2.11%	2.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR.(TM)

Comparing Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Robert Duby,
Portfolio Manager of
Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2001?

A. The Federal Reserve Board moved aggressively to ward off a sharp drop in economic activity. Early in January, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.50 percentage points, a highly unusual move because the cut came well in advance of the Fed's regularly scheduled meeting at the end of January. The Fed's rate cut came on the heels of a National Association of Purchasing Managers report indicating that manufacturing activity was contracting for the fifth consecutive month. The reading sank to a level that in the past had been associated with a contraction of the overall economy. As January progressed, more data became available demonstrating sharp deterioration in consumer and business spending as well as consumer and business expectations about the future. As a result, the Fed implemented another 0.50 percentage point reduction in the fed funds target rate in late January. The Fed continued to lower the target rate by 0.50 percentage points in March, April and May, and added another cut of 0.25 percentage points at the end of June. All in all, the Fed lowered the rate from 6.50% at the beginning of the year to 3.75% at the end of June 2001, which in percentage terms surpassed any similar period in history. The April rate cut was the second intra-meeting move in the first four months of 2001, demonstrating the sense of urgency on the part of the Fed to respond forcefully to slower economic growth and weaker sentiment. The final rate action during the period was significant in that it marked a change in magnitude from the previous five cuts.

Q. How did the economy perform during the period?

A. Gross domestic product (GDP) in the first quarter of 2001 was initially reported at 2.0%, but was subsequently revised down to 1.3%. However, aggressive monetary policy action and signs that the equity markets may be nearing a bottom seemed to stabilize consumer sentiment toward the end of the period. Business investment has slowed as more difficult financial conditions made it harder to attract capital for some companies. Unemployment claims trended higher during the period as woes inflicting the technology and telecommunications sectors sparked massive layoffs.

Q. What was your strategy with the fund?

A. During the period, my investment strategy shifted to capitalize on changing monetary policy while maintaining adequate liquidity. When money market yields plunged at year-end 2000, I allowed the average maturity to shorten gradually as expectations for very aggressive interest-rate cuts began to be priced into the market. The shortened average maturity detracted somewhat from performance because money market yields continued to decline in January. As it became clear that the Fed would continue to respond aggressively to the developing economic slowdown, I gradually increased the fund's average maturity in order to lock in higher rates before they declined. I used more government discount notes to lengthen maturity, because concerns lingered regarding the credit quality of longer-term corporate obligations.

Q. What's your outlook?

A. Economic data suggests that the Fed's aggressive moves may have been enough to avert a recession. The economy remains weak, however, with accelerating unemployment claims and softer consumer and business spending. Market participants continue to anticipate additional monetary easing over the next few months, a view that I share. At the same time, the easing cycle may be nearing an end. Another potential positive influence on future economic growth is the $1.35 trillion federal tax cut recently implemented by Congress, with rebate checks scheduled to go out as early as this summer. The tax cut is expected to put $90 billion in the hands of taxpayers; economists expect approximately half of this amount will be spent by consumers. This fiscal stimulus should bolster the economy at the same time that the full effects of the early 2001 rate cuts begin to work their way through the economy. One wildcard for the recovery scenario remains the energy crisis in California, because economic activity in the state is a significant component of overall growth in U.S. gross domestic product.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, please see page 2.

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term investments

Start date: April 1, 1982

Size: as of June 30, 2001, more than $2.5 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 35.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.6%
Chase Manhattan Bank USA NA
9/4/01	3.88%	$ 5,000,000	$ 5,000,000
Firstar Bank NA
9/6/01	4.00	5,000,000	5,000,000
11/5/01	3.88	5,000,000	5,000,000
			15,000,000
London Branch, Eurodollar, Foreign Banks - 22.2%
Abbey National Treasury Services PLC
7/18/01	4.70	50,000,000	50,000,000
Bank of Nova Scotia
8/17/01	4.03	50,000,000	50,000,000
Bank of Scotland Treasury Services PLC
11/19/01	3.95	20,000,000	19,997,564
Barclays Bank PLC
8/3/01	4.18	30,000,000	30,001,703
8/15/01	3.99	10,000,000	10,000,000
10/24/01	4.25	25,000,000	25,000,000
11/16/01	4.06	15,000,000	15,000,000
BNP Paribas SA
8/20/01	5.21	20,000,000	20,000,000
11/19/01	3.92	50,000,000	50,000,000
Commerzbank AG
9/18/01	3.77	15,000,000	15,000,000
Credit Agricole Indosuez
10/18/01	3.85	32,000,000	32,066,447
Deutsche Bank AG
7/16/01	4.06	10,000,000	10,000,041
7/20/01	4.75	50,000,000	50,000,000
10/22/01	4.65	15,000,000	15,000,000
Dresdner Bank AG
12/10/01	3.83	15,000,000	15,000,000
Halifax PLC
7/5/01	4.76	25,000,000	25,000,000
8/24/01	4.27	25,000,000	25,000,000
9/21/01	3.65	20,000,000	20,000,000
ING Bank NV
7/23/01	4.04	10,000,000	10,000,000
9/4/01	3.90	15,000,000	15,000,000
Landesbank Baden-Wuerttemberg
11/19/01	4.03	25,000,000	25,000,480
Landesbank Hessen-Thuringen
7/25/01	4.25	25,000,000	25,000,651
Lloyds TSB Bank PLC
8/9/01	4.00	5,000,000	5,000,000
Nationwide Building Society
7/23/01	4.31	15,000,000	15,000,045
UBS AG
8/28/01	3.95	5,000,000	5,002,016
			577,068,947

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - 12.9%
BNP Paribas SA
9/12/01	3.81%	$ 30,000,000	$ 30,000,000
Canadian Imperial Bank of Commerce
7/2/01	3.87 (a)	25,000,000	24,999,849
7/9/01	4.08	25,000,000	25,000,000
Commerzbank AG
12/19/01	3.65	5,000,000	5,001,399
Credit Agricole Indosuez
8/1/01	4.00	30,000,000	30,000,000
9/21/01	3.66	5,000,000	5,000,000
Den Danske Corp., Inc.
11/15/01	4.00	25,000,000	25,000,000
Merita Bank PLC
12/4/01	3.88	5,000,000	5,000,000
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Norddeutsche Landesbank Girozentrale
11/19/01	3.90	29,000,000	29,013,361
RaboBank Nederland Coop. Central
11/15/01	4.00	25,000,000	25,000,000
Societe Generale
7/16/01	4.04	10,000,000	10,000,021
7/23/01	3.77 (a)	10,000,000	9,998,877
8/15/01	3.99	50,000,000	50,000,000
UBS AG
8/13/01	3.99	30,000,000	30,000,000
			334,010,365
TOTAL CERTIFICATES OF DEPOSIT			926,079,312
Commercial Paper - 45.9%

Alliance & Leicester PLC
8/16/01	4.03	20,000,000	19,898,033
Amsterdam Funding Corp.
8/9/01	4.01	75,000,000	74,677,436
Aspen Funding Corp.
7/17/01	4.04	10,000,000	9,982,178
8/21/01	5.10	5,000,000	4,964,760
Associates First Capital BV
7/9/01	4.00	5,000,000	4,995,567
AT&T Corp.
7/12/01	5.24	10,000,000	9,984,203
7/25/01	4.15	15,065,000	15,023,483
8/16/01	4.38	5,000,000	4,972,336
8/20/01	4.38	5,000,000	4,969,931
CIESCO LP
8/15/01	3.91	9,430,000	9,384,265
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/23/01	3.93	20,000,000	19,952,211
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citicorp
8/14/01	3.84%	$ 25,000,000	$ 24,883,278
ConAgra Foods, Inc.
7/20/01	4.25	10,000,000	9,977,728
8/14/01	4.15	5,000,000	4,974,822
Corporate Receivables Corp.
8/22/01	3.85	10,000,000	9,944,822
Delaware Funding Corp.
7/13/01	3.95	50,000,000	49,934,333
7/16/01	3.94	47,751,000	47,672,808
Den Danske Corp., Inc.
8/16/01	5.17	22,000,000	21,858,320
8/16/01	5.20	25,000,000	24,838,042
Deutsche Bank Financial, Inc.
7/17/01	4.02	5,000,000	4,991,127
11/19/01	4.03	50,000,000	49,226,458
Dexia Delaware LLC
9/5/01	3.84	20,000,000	19,860,667
Edison Asset Securitization LLC
8/23/01	3.64	35,000,000	34,813,469
Falcon Asset Securitization Corp.
7/23/01	3.90	41,070,000	40,972,618
7/26/01	3.74	20,000,000	19,948,194
Ford Motor Credit Co.
7/13/01	4.04	50,000,000	49,933,167
7/17/01	4.52	10,000,000	9,980,133
7/19/01	4.45	10,000,000	9,978,000
7/27/01	3.95	10,000,000	9,971,689
8/17/01	3.68	10,000,000	9,952,217
General Electric Capital Corp.
7/2/01	4.12	15,000,000	14,998,296
7/13/01	4.70	25,000,000	24,961,250
9/7/01	3.78	50,000,000	49,645,833
12/14/01	3.95	25,000,000	24,555,028
General Motors Acceptance Corp.
7/5/01	4.12	5,000,000	4,997,728
Goldman Sachs Group, Inc.
10/11/01	3.92	5,000,000	4,945,317
J.P. Morgan Chase & Co.
8/8/01	3.90	15,000,000	14,938,725
Kitty Hawk Funding Corp.
9/4/01	3.87	10,000,000	9,930,847
12/3/01	3.84	10,000,000	9,837,681
Lehman Brothers Holdings, Inc.
8/6/01	5.43	10,000,000	9,947,260
New Center Asset Trust
7/20/01	4.27	25,000,000	24,944,188
Northern Rock PLC
8/8/01	3.97	35,000,000	34,854,808

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Preferred Receivables Funding Corp.
7/20/01	3.81%	$ 25,000,000	$ 24,949,861
8/10/01	4.01	10,105,000	10,060,426
Qwest Capital Funding, Inc.
8/15/01	4.36	5,000,000	4,973,063
8/23/01	4.37	5,000,000	4,968,200
Santander Finance, Inc.
10/18/01	4.24	12,500,000	12,342,934
Sears Roebuck Acceptance Corp.
8/16/01	4.31	5,000,000	4,972,783
Societe Generale NA
7/3/01	4.74	50,000,000	49,987,000
Triple-A One Funding Corp.
7/13/01	4.04	57,787,000	57,709,758
7/24/01	3.73	18,038,000	17,995,130
Tyco International Group SA
7/30/01	4.55	5,000,000	4,981,875
8/14/01	4.29	5,000,000	4,974,089
8/28/01	4.19	15,000,000	14,899,708
UBS Finance, Inc.
7/18/01	4.31	40,000,000	39,919,533
8/20/01	4.65	15,000,000	14,904,583
Variable Funding Capital Corp.
7/6/01	3.99	19,987,000	19,975,952
Westpac Trust Securities Ltd.
10/23/01	3.96	35,000,000	34,568,858
12/4/01	3.90	5,000,000	4,917,233
Windmill Funding Corp.
7/3/01	4.72	5,000,000	4,998,703
TOTAL COMMERCIAL PAPER			1,193,172,945
Federal Agencies - 4.3%

Fannie Mae - 4.3%
Discount Notes - 4.3%
11/1/01	3.92	23,695,000	23,383,312
2/22/02	4.05	25,000,000	24,357,556
4/19/02	3.98	25,000,000	24,223,361
5/3/02	4.03	40,000,000	38,680,800
TOTAL FEDERAL AGENCIES			110,645,029
Bank Notes - 1.9%

Bank of America NA
9/7/01	4.15	20,000,000	20,000,000
9/17/01	4.26	10,000,000	10,000,000
Bank One NA, Chicago
7/2/01	3.88 (a)	20,000,000	19,999,107
TOTAL BANK NOTES			49,999,107
Master Notes - 0.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
8/6/01	4.11% (b)	$ 10,000,000	$ 10,000,000
9/20/01	4.07 (b)	10,000,000	10,000,000
TOTAL MASTER NOTES			20,000,000
Medium-Term Notes - 4.0%

Associates Corp. of North America
10/1/01	3.71 (a)	25,000,000	25,000,000
BMW U.S. Capital Corp.
7/23/01	3.81 (a)	5,000,000	5,000,000
6/7/02	4.25	5,000,000	4,997,084
CIESCO LP
7/16/01	3.95 (a)	5,000,000	5,000,000
Citigroup, Inc.
7/12/01	3.96 (a)	5,000,000	5,000,000
GE Life & Annuity Assurance Co.
7/2/01	4.17 (a)(b)	15,000,000	15,000,000
General Motors Acceptance Corp.
7/30/01	3.69 (a)	10,000,000	9,999,533
General Motors Acceptance Corp. Mortgage Credit
7/2/01	4.11 (a)	10,000,000	9,998,862
7/2/01	4.12 (a)	5,000,000	4,999,430
7/2/01	4.13 (a)	10,000,000	9,998,856
Merrill Lynch & Co., Inc.
7/20/01	3.91 (a)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/23/01	3.82 (a)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			104,993,765
Short-Term Notes - 2.4%

Jackson National Life Insurance Co.
7/1/01	5.03 (a)(b)	7,000,000	7,000,000
Monumental Life Insurance Co.
7/2/01	4.20 (a)(b)	5,000,000	5,000,000
7/2/01	4.21 (a)(b)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/01	5.00 (a)(b)	15,000,000	15,000,000
8/28/01	4.13 (a)(b)	5,000,000	5,000,000
SMM Trust 2000 M
9/13/01	3.91 (a)(b)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/01	4.51 (a)(b)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			62,000,000
Repurchase Agreements - 4.2%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/29/01 due 7/2/01 At 4.12%	$ 678,233	$ 678,000
With:
Credit Suisse First Boston, Inc. At 4.21%, dated 6/29/01 due 7/2/01 (Commercial Paper Obligations) (principal amount $62,040,000) 0%, 7/9/01 - 3/19/02	60,021,050	60,000,000
Goldman Sachs & Co. At 4.2%, dated 6/29/01 due 7/2/01 (Commercial Paper Obligations) (principal amount $49,110,000) 0%, 7/11/01 - 7/31/01	48,016,780	48,000,000
TOTAL REPURCHASE AGREEMENTS		108,678,000
TOTAL INVESTMENT PORTFOLIO - 99.2%	2,575,568,158
NET OTHER ASSETS - 0.8%	21,680,368
NET ASSETS - 100%	$ 2,597,248,526
Total Cost for Income Tax Purposes $ 2,575,568,158
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 4.17%, 7/2/01	3/30/01	$ 15,000,000
Goldman Sachs Group, Inc. 4.07%, 9/20/01	5/24/01	$ 10,000,000
4.11%, 8/6/01	5/8/01	$ 10,000,000
Jackson National Life Insurance Co. 5.03%, 7/1/01	7/6/99	$ 7,000,000
Monumental Life Insurance Co. 4.20%, 7/2/01	9/17/98	$ 5,000,000
4.21%, 7/2/01	3/12/99	$ 5,000,000
New York Life Insurance Co. 4.13%, 8/28/01	8/28/00	$ 5,000,000
5.00%, 7/1/01	12/20/00	$ 15,000,000
SMM Trust 2000 M 3.91%, 9/13/01	12/11/00	$ 15,000,000
Transamerica Occidental Life Insurance Co. 4.51%, 8/1/01	4/28/00	$ 10,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,000,000 or 3.7% of net assets.

Income Tax Information
At December 31, 2000, the fund had a capital loss carryforward of approximately $70,000 all of which will expire on December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $108,678,000) - See accompanying schedule		$ 2,575,568,158
Receivable for investments sold		5,004,468
Receivable for fund shares sold		24,659,375
Interest receivable		6,605,645
Prepaid expenses		37,990
Total assets		2,611,875,636
Liabilities
Payable to custodian bank	$ 32,614
Payable for fund shares redeemed	14,051,188
Accrued management fee	342,747
Distribution fees payable	1,105
Other payables and accrued expenses	199,456
Total liabilities		14,627,110
Net Assets		$ 2,597,248,526
Net Assets consist of:
Paid in capital		$ 2,597,239,165
Accumulated net realized gain (loss) on investments		9,361
Net Assets		$ 2,597,248,526
Initial Class: Net Asset Value, offering price and redemption price per share ($2,591,204,250 ÷ 2,591,179,890 shares)		$1.00
Service Class: Net Asset Value, offering price and redemption price per share ($100,524 ÷ 100,522 shares)		$1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($5,943,752 ÷ 5,943,697 shares)		$1.00

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Interest		$ 65,449,655
Expenses
Management fee	$ 2,347,792
Transfer agent fees	818,179
Distribution fees	2,496
Accounting fees and expenses	112,619
Non-interested trustees' compensation	4,219
Custodian fees and expenses	32,745
Registration fees	687
Audit	14,828
Legal	4,384
Reports to shareholders	144,958
Miscellaneous	38,042
Total expenses		3,520,949
Net investment income		61,928,706
Net Realized Gain (Loss) on Investments		79,664
Net increase in net assets resulting from operations		$ 62,008,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001	Year ended December 31, 2000
Operations Net investment income	$ 61,928,706	$ 129,065,682
Net realized gain (loss)	79,664	31,844
Net increase (decrease) in net assets resulting from operations	62,008,370	129,097,526
Distributions to shareholders from net investment income	(61,928,706)	(129,065,682)
Share transactions - net increase (decrease)	363,616,074	294,030,275
Total increase (decrease) in net assets	363,695,738	294,062,119
Net Assets
Beginning of period	2,233,552,788	1,939,490,669
End of period	$ 2,597,248,526	$ 2,233,552,788
Other Information:
	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Share transactions at net asset value of $1.00 per share Initial Class Proceeds from sales of shares	$ 3,482,474,885	$ 5,928,688,982
Reinvestment of distributions from net investment income	61,879,770	128,280,587
Cost of shares redeemed	(3,186,571,846)	(5,763,150,248)
Net increase (decrease) in net assets and shares resulting from share transactions	$ 357,782,809	$ 293,819,321
Service Class A Proceeds from sales of shares	$ -	$ 100,000
Reinvestment of distributions from net investment income	2,561	3,061
Cost of shares redeemed	(5,100)	-
Net increase (decrease) in net assets and shares resulting from share transactions	$ (2,539)	$ 103,061
Service Class 2 B Proceeds from sales of shares	$ 15,838,291	$ 102,001
Reinvestment of distributions from net investment income	42,040	5,900
Cost of shares redeemed	(10,044,527)	(8)
Net increase (decrease) in net assets and shares resulting from share transactions	$ 5,835,804	$ 107,893
Distributions From net investment income Initial Class	$ 61,879,770	$ 129,056,642
Service Class A	2,561	3,095
Service Class 2 B	46,375	5,945
Total	$ 61,928,706	$ 129,065,682

A Service Class commenced sale of shares July 7, 2000.

B Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.025	.062	.050	.053	.053	.052
Less Distributions
From net investment income	(.025)	(.062)	(.050)	(.053)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B	2.59%	6.30%	5.17%	5.46%	5.51%	5.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,591,204	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794	$ 1,126,155
Ratio of expenses to average net assets	.29% A	.33%	.27%	.30%	.31%	.30%
Ratio of net investment income to average net assets	5.04% A	6.18%	5.06%	5.33%	5.32%	5.28%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.025	.031
Less Distributions
From net investment income	(.025)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	2.54%	3.06%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 101	$ 103
Ratio of expenses to average net assets before expense reductions	.38% A	.47% A
Ratio of expenses to average net assets after voluntary waivers	.38% A	.45% A
Ratio of net investment income to average net assets	4.99% A	6.28% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 D
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.024	.058
Less Distributions
From net investment income	(.024)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	2.48%	5.89%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,944	$ 108
Ratio of expenses to average net assets before expense reductions	.57% A	.96% A
Ratio of expenses to average net assets after voluntary waivers	.57% A	.60% A
Ratio of net investment income to average net assets	4.60% A	5.94% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Money Market Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. From January 1, 2001 to April 30, 2001, as the fund's investment adviser, FMR received a monthly fee that was calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee ("prior contract"). The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate was .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee was added only when the fund's gross yield exceeded 5%. At that time the income-based fee would have equaled 6% of that portion of the fund's gross income that represented a gross yield of more than 5% per year. The maximum income-based component was .24% of average net assets.

On May 1, 2001, a new management fee contract ("present contract") took effect. FMR has voluntarily agreed to limit the fund's management fee to the lesser of the amount that is paid under the present contract or the prior contract for a period of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

six months beginning on May 1, 2001. Under the present contract the management fee rate is calculated on the basis of the group fee rate plus a total income based component, which is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The minimum income-based component is .05% of average net assets (at a fund annualized gross yield of 0%), and the maximum income-based component is .27% of average net assets (at a fund annualized gross yield of 15% or more). The individual fund fee rate has been eliminated. For the period, the total management fee was equivalent to an annualized rate of .19% of average net assets. The income based portion of this fee was equal to $416,664, or an annualized rate of .03% of the fund's average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 41
Service Class 2	2,455
$ 2,496

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 816,589
Service Class	34
Service Class 2	1,556
$ 818,179

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

4. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company and its subsidiaries, affiliates of FMR, were the record owners of approximately 61% of the outstanding shares of the fund.

Money Market Portfolio

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,776,348,518.30	92.680
Against	448,126,395.47	1.677
Abstain	1,508,636,275.13	5.643
TOTAL	26,733,111,188.90	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,496,494,437.66	91.634
Against	707,781,202.09	2.647
Abstain	1,528,835,549.15	5.719
TOTAL	26,733,111,188.90	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	26,118,185,004.24	97.700
Withheld	614,926,184.66	2.300
TOTAL	26,733,111,188.90	100.000
Ralph F. Cox
Affirmative	26,095,601,985.58	97.615
Withheld	637,509,203.32	2.385
TOTAL	26,733,111,188.90	100.000
Phyllis Burke Davis
Affirmative	26,083,791,943.91	97.571
Withheld	649,319,244.99	2.429
TOTAL	26,733,111,188.90	100.000
Robert M. Gates
Affirmative	26,102,950,511.88	97.643
Withheld	630,160,677.02	2.357
TOTAL	26,733,111,188.90	100.000
Abigail P. Johnson
Affirmative	26,037,276,918.63	97.397
Withheld	695,834,270.27	2.603
TOTAL	26,733,111,188.90	100.000
Edward C. Johnson 3d
Affirmative	26,080,170,223.36	97.558
Withheld	652,940,965.54	2.442
TOTAL	26,733,111,188.90	100.000
Donald J. Kirk
Affirmative	26,106,883,271.10	97.657
Withheld	626,227,917.80	2.343
TOTAL	26,733,111,188.90	100.000
	# of Votes Cast	% of Votes Cast
Marie L. Knowles
Affirmative	26,112,825,107.54	97.680
Withheld	620,286,081.36	2.320
TOTAL	26,733,111,188.90	100.000
Ned C. Lautenbach
Affirmative	26,118,368,287.41	97.700
Withheld	614,742,901.49	2.300
TOTAL	26,733,111,188.90	100.000
Peter S. Lynch
Affirmative	26,123,601,514.95	97.720
Withheld	609,509,673.95	2.280
TOTAL	26,733,111,188.90	100.000
Marvin L. Mann
Affirmative	26,109,956,160.87	97.669
Withheld	623,155,028.03	2.331
TOTAL	26,733,111,188.90	100.000
William O. McCoy
Affirmative	26,111,093,172.07	97.673
Withheld	622,018,016.83	2.327
TOTAL	26,733,111,188.90	100.000
Robert C. Pozen
Affirmative	26,115,314,548.99	97.689
Withheld	617,796,639.91	2.311
TOTAL	26,733,111,188.90	100.000
William S. Stavropoulos
Affirmative	26,080,088,758.45	97.557
Withheld	653,022,430.45	2.443
TOTAL	26,733,111,188.90	100.000
PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,755,221,728.54	92.794
Against	47,789,969.62	2.527
Abstain	88,510,226.64	4.679
TOTAL	1,891,521,924.80	100.000
PROPOSAL 5
To approve an amended management contract for Money Market Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,590,382,646.57	84.080
Against	199,914,788.57	10.569
Abstain	101,224,489.66	5.351
TOTAL	1,891,521,924.80	100.000
PROPOSAL 13
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,657,386,964.61	87.622
Against	102,466,078.06	5.417
Abstain	131,668,882.13	6.961
TOTAL	1,891,521,924.80	100.000

*Denotes trust-wide proposals and voting results.

Money Market Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.
Merrimack, NH

Officers

Edward C. Johnson 3d, President
Abigail P. Johnson, Senior Vice President
Robert K. Duby, Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Paul F. Maloney, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Abigail P. Johnson
Edward C. Johnson 3d
Donald J. Kirk *
Marie L. Knowles *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPMM-SANN-0801 140997
1.705628.103

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

Market Environment	3	A review of what happened in world markets during the past six months.
Performance and Investment Summary	4	How the fund has done over time, and an overview of the fund's investments at the end of the period.
Fund Talk	7	The manager's review of fund performance, strategy, and outlook.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	11	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	15	Notes to the financial statements.
Proxy Voting Results	19

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Market Environment

There's an expression in financial quarters that says, "When the United States sneezes, the world catches cold." That would seem to be a pretty fair statement judging by the performance of the global economy during the six-month period ending June 30, 2001. Considering that more than a third of all goods sold in the U.S. are imports - compared to 20% a decade ago - the sharp deceleration of the domestic economy had far-reaching ramifications. Asia, the Pacific Rim, Europe and many other parts of the world - particularly technology exporters - were negatively affected by slowing U.S. demand. Higher energy costs also put a damper on global economic growth through the first half of 2001. The news was better in the second quarter of the year, at least for U.S. stocks. The second quarter gains of U.S. equity stock funds were the biggest since the fourth quarter of 1999, according to Lipper Inc.

U.S. Stock Markets

Despite extreme volatility during the first half of 2001, opportunities for strong returns were still abundant for equity investors. In short, big was anything but better during the first half of the year. Small- and mid-cap value stocks were the top performers, while large-cap growth fell from favor. The technology and telecommunications industries were the primary victims of this fallout. The "irrational exuberance" - a phrase coined by Federal Reserve Board chairman Alan Greenspan a few years ago to describe the extraordinary run-up in these new economy stocks - quickly evaporated as economic growth slowed and earnings disappointments piled up. In response, investors turned to the long-neglected value arena, where many companies demonstrated real earnings growth and reasonable valuations. A look at the numbers reveals the performance discrepancy between the large-cap growth and mid- to small-cap value styles: For the six-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 12.72%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 14.24%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 6.70%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 12.40%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 1.86%.

Foreign Stock Markets

The performance of international equity markets echoed that of their U.S. counterparts during the first half of 2001. Slowing economic growth led to a sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and a decline in capital expenditures took a heavy toll on corporate earnings, causing the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index to drop 14.45%. Europe accounted for much of the weakness. The global slowdown reduced export activity, and the European Central Bank's reluctance to cut interest rates due to inflation fears was greeted negatively by investors. Japan also suffered a sharp drop in exports, particularly in technology-related sectors. The Tokyo Stock Exchange Index (TOPIX), a benchmark of the Japanese stock market, fell 6.86%. On the other hand, South Korea posted one of the best performances, as the Korea Composite Stock Price Index (KOSPI) jumped 11.30% during the past six months thanks to renewed strength in semiconductor demand. Latin American stocks rebounded in the second quarter of 2001, helping the Morgan Stanley Capital International Emerging Markets Free - Latin America Index record a 6.16% gain for the first half of the year.

U.S. Bond Markets

Investment-grade bonds extended their recent dominance over most major stock indexes for the six-month period ending June 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 3.62% during this time frame. Treasuries relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 1.95%. Overwhelming evidence of deteriorating economic growth spurred the Federal Reserve Board to aggressively ease interest rates, with a total of six cuts during the first six months of 2001. This strong positive signal of support for the economy triggered one of the best months ever for corporate bonds in January. Further yield spread tightening in the spring ensured top billing for the Lehman Brothers Credit Bond Index, which returned 5.38%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a still-robust housing market aided discount mortgage securities. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.06% and 3.78%, respectively. High-yield bonds also chipped in with a positive six-month return, despite a negative second quarter. Overall, the Merrill Lynch High Yield Master II Index gained 3.38% in the first half of 2001.

Foreign Bond Markets

In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. Russia stood out among the index's top performers, helped by a continuation of economic reforms and several credit rating upgrades. Argentina was at the opposite end of the spectrum, plagued by its slumping economy and potential debt defaults. Meanwhile, international government bonds fell 6.78%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. European government bond performance was held back somewhat as the euro had a difficult time competing with the strong U.S. dollar.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Initial Class	-24.50%	6.26%	8.17%
MSCI EAFE	-23.40%	3.10%	6.49%
Variable Annuity International Funds Average	-24.01%	4.94%	8.77%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 20 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Initial Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $21,925 - a 119.25% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,756 - an 87.56% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
TotalFinaElf SA Series B (France)	4.0
Vodafone Group PLC (United Kingdom)	2.9
GlaxoSmithKline PLC (United Kingdom)	2.4
Nestle SA (Reg.) (Switzerland)	2.4
Sony Corp. (Japan)	2.0
13.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.6
Information Technology	15.5
Telecommunication Services	10.5
Consumer Discretionary	10.0
Health Care	9.9

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Top Five Countries as of June 30, 2001
(excluding cash equivalents)	% of fund's net assets
Japan	23.3
United Kingdom	13.4
France	12.4
Netherlands	7.5
Germany	7.3
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Overseas - Service Class	-24.60%	6.18%	8.13%
MSCI EAFE	-23.40%	3.10%	6.49%
Variable Annuity International Funds Average	-24.01%	4.94%	8.77%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 20 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Overseas Portfolio - Service Class on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $21,847 - a 118.47% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,756 - an 87.56% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
TotalFinaElf SA Series B (France)	4.0
Vodafone Group PLC (United Kingdom)	2.9
GlaxoSmithKline PLC (United Kingdom)	2.4
Nestle SA (Reg.) (Switzerland)	2.4
Sony Corp. (Japan)	2.0
13.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.6
Information Technology	15.5
Telecommunication Services	10.5
Consumer Discretionary	10.0
Health Care	9.9

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Top Five Countries as of June 30, 2001
(excluding cash equivalents)	% of fund's net assets
Japan	23.3
United Kingdom	13.4
France	12.4
Netherlands	7.5
Germany	7.3
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Overseas - Service Class 2	-24.73%	6.12%	8.10%
MSCI EAFE	-23.40%	3.10%	6.49%
Variable Annuity International Funds Average	-24.01%	4.94%	8.77%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 20 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Overseas Portfolio - Service Class 2 on June 30, 1991. As the chart shows, by June 30, 2001, the value of the investment would have grown to $21,781 - a 117.81% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,756 - an 87.56% increase.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
TotalFinaElf SA Series B (France)	4.0
Vodafone Group PLC (United Kingdom)	2.9
GlaxoSmithKline PLC (United Kingdom)	2.4
Nestle SA (Reg.) (Switzerland)	2.4
Sony Corp. (Japan)	2.0
13.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	20.6
Information Technology	15.5
Telecommunication Services	10.5
Consumer Discretionary	10.0
Health Care	9.9

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Top Five Countries as of June 30, 2001
(excluding cash equivalents)	% of fund's net assets
Japan	23.3
United Kingdom	13.4
France	12.4
Netherlands	7.5
Germany	7.3
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Rick Mace, Portfolio Manager of Overseas Portfolio

Q. How did the fund perform, Rick?

A. For the six-month period that ended June 30, 2001, the fund outperformed the -14.45% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE ®) Index. The fund's return also outperformed the Lipper Inc. variable annuity international funds average, which fell 14.34%. For the 12-month period that ended June 30, 2001, the fund lagged the MSCI EAFE index and the Lipper peer group, which declined 23.40% and 24.01%, respectively.

Q. What factors helped the fund outperform its index and peer group during the past six months?

A. Relatively good stock selection in the telecommunication services, information technology and financial sectors was the difference. Our overweighting of telecom stocks hurt the fund's performance on an absolute basis, but our mix of stocks in the sector outperformed those in the index. The same was true in technology, where we emphasized semiconductor stocks - such as Samsung Electronics in South Korea - that rebounded from weakness in 2000. Turning to financials, our overweighted positions in Japan's Nomura Securities and Nikko Securities did relatively well compared to other financials. These brokerage firms were major beneficiaries of proposed tax cuts on investment income derived from appreciated securities and dividends, a move aimed at attracting more retail investors to the nation's faltering stock market.

Q. What other strategies did you pursue during the six-month period?

A. Given the poor market environment, it was difficult to find good investment ideas. However, I did a number of things. I continued to consolidate the portfolio, reducing the number of names in the fund to focus on my favorite securities. This consolidation freed up a lot of cash in the fund, which I used to purchase futures contracts as a way of keeping the fund fully invested and diversified. Additionally, in another strategy that worked out well, I overweighted Japan relative to the MSCI EAFE index for most of the period, compared to an underweighting six months ago. As I have said in the past, this country positioning versus the index is a function of our bottom-up security selection process, and not a bet on an individual country. Elsewhere, I sold off our positions in oil tanker stocks - such as Teekay Shipping, based in the Marshall Islands, and U.S.-based Overseas Shipholding - because I felt the supply and demand fundamentals of oil grew less favorable, and I believed these stocks had reached their upside potential.

Q. What happened in the Japanese markets to cause you to look for more compelling opportunities in that country?

A. Basically, many Japanese stocks hit historically low valuations and I decided to buy them. Our team of international analysts has been doing a lot of historical valuation work, looking at past market corrections and economic slowdowns to determine a number of patterns, such as where stocks typically trough - or reach a bottom in their valuation. For example, energy stocks historically trough somewhere below the marginal cost of production. Our overweighting in Japan for much of the period was a direct result of this valuation work. We believed that a lot of stocks hit their valuation "buy" prices. The overweighting also was a result of my intention to make the fund more concentrated, and many of the best investment opportunities I found were in Japan.

Q. What were some of the fund's top-performing stocks? Which disappointed?

A. Top-contributor Samsung Electronics benefited from its cheap valuation and the market's cyclical perception that its share price had bottomed. The issuance of strong sales and earnings forecasts in the pharmaceuticals industry boosted shares of France-based drug company Sanofi-Synthelabo. The fund's biggest detractors were Finland's Nokia, the U.K.'s Vodafone and Sweden's Ericsson. These three telecom companies generally suffered from a slowdown in corporate capital spending on telecom equipment, massive restructuring costs and increased competitive pricing pressures.

Q. What's your outlook for the next six months, Rick?

A. I expect to continue to see volatile international equity markets, as various sectors vie for market leadership and global economies continue to struggle. While this market environment is challenging, it can provide rare opportunities to own very good companies at very cheap prices. Along with Fidelity's international research staff, I will be looking to identify these companies while keeping an eye on the corporate earnings front. The future performance of overseas stocks should be closely tied to the health of corporate earnings.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks growth of capital primarily through investments in foreign securities

Start date: January 28, 1987

Size: as of June 30, 2001, more than
$2.1 billion

Manager: Richard Mace, since 1996; joined Fidelity in 1987

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value (Note 1)
Australia - 2.7%
BHP Ltd.	954,093	$ 5,059,113
BHP Ltd. (a)	1,016,203	5,523,294
BRL Hardy Ltd.	598,360	3,191,148
Cable & Wireless Optus Ltd. (a)	4,076,100	7,717,682
News Corp. Ltd.	796,575	7,398,192
News Corp. Ltd. sponsored ADR	649,800	21,053,520
WMC Ltd.	1,670,100	8,165,374
TOTAL AUSTRALIA		58,108,323
Canada - 1.8%
Canadian Natural Resources Ltd.	274,100	8,119,805
Nortel Networks Corp.	971,652	8,832,317
Rio Alto Exploration Ltd. (a)	571,300	9,905,301
Talisman Energy, Inc.	312,500	11,919,997
TOTAL CANADA		38,777,420
Finland - 1.6%
Nokia AB	1,402,000	30,984,199
Sampo Oyj (A Shares)	327,500	2,796,352
TOTAL FINLAND		33,780,551
France - 10.9%
Alcatel SA (RFD)	87,300	1,810,602
Aventis SA	72,060	5,751,829
AXA SA de CV	740,104	21,158,863
BNP Paribas SA	274,240	23,951,814
Castorama Dubois Investissements SA	67,650	14,593,014
Nexans SA	76,900	1,862,026
Sanofi-Synthelabo SA	575,700	37,906,391
Suez SA	246,500	7,958,203
Television Francaise 1 SA	113,340	3,318,280
TotalFinaElf SA Series B	626,944	87,809,781
Vivendi Environnement	248,000	10,473,937
Vivendi Universal SA	331,300	19,379,380
TOTAL FRANCE		235,974,120
Germany - 4.8%
Allianz AG (Reg. D)	86,700	25,394,395
BASF AG	266,500	10,551,097
Deutsche Boerse AG	126,710	4,489,122
Deutsche Lufthansa AG (Reg.)	383,700	6,066,702
Deutsche Telekom AG (Reg.)	544,760	12,366,054
Infineon Technologies AG	72,700	1,710,916
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	36,000	10,068,780
SAP AG	119,300	16,613,472
Schering AG (a)	167,200	8,807,293
Siemens AG (Reg. D)	141,900	8,740,472
TOTAL GERMANY		104,808,303
Hong Kong - 2.7%
China Mobile (Hong Kong) Ltd. (a)	4,883,500	26,165,790

	Shares	Value (Note 1)
China Unicom Ltd. sponsored ADR	461,600	$ 8,170,320
CNOOC Ltd.	3,628,000	3,441,993
Hutchison Whampoa Ltd.	1,552,600	15,675,489
Johnson Electric Holdings Ltd.	3,368,000	4,620,264
TOTAL HONG KONG		58,073,856
Ireland - 1.3%
Bank of Ireland, Inc.	1,360,338	13,522,195
Elan Corp. PLC sponsored ADR (a)	230,700	14,072,700
TOTAL IRELAND		27,594,895
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	176,450	8,940,722
Italy - 1.5%
Olivetti Spa	1,883,500	3,357,265
San Paolo IMI Spa	241,600	3,136,424
Telecom Italia Spa	2,058,124	18,111,499
Unicredito Italiano Spa	2,037,700	8,813,692
TOTAL ITALY		33,418,880
Japan - 21.3%
Advantest Corp.	30,400	2,605,645
Anritsu Corp.	473,000	7,148,853
Asahi Breweries Ltd.	602,000	6,752,710
Asahi Chemical Industry Co. Ltd.	527,000	2,214,144
Canon, Inc.	610,000	25,009,999
Credit Saison Co. Ltd.	463,300	11,255,604
Daiwa Securities Group, Inc.	1,821,000	19,053,920
Fujitsu Ltd.	790,000	8,297,787
Furukawa Electric Co. Ltd.	896,000	7,148,172
Hitachi Ltd.	663,000	6,546,462
Ito-Yokado Co. Ltd.	499,000	23,005,532
JAFCO Co. Ltd.	126,900	12,118,176
Japan Telecom Co. Ltd.	227	4,713,999
KDDI Corp.	1,067	4,979,105
Konami Corp.	113,300	5,168,994
Kyocera Corp.	173,500	15,450,175
Matsushita Electric Industrial Co. Ltd.	504,000	7,963,200
Mitsubishi Electric Corp.	2,546,000	12,615,683
Mitsubishi Estate Co. Ltd. (a)	646,000	5,941,004
Mitsui Fudosan Co. Ltd.	288,000	3,103,528
NEC Corp.	790,000	10,673,107
Nikko Securities Co. Ltd.	4,510,000	36,124,839
Nikon Corp.	232,000	2,202,437
Nippon Telegraph & Telephone Corp.	4,130	21,971,599
Nomura Securities Co. Ltd.	1,846,000	35,374,758
NTT DoCoMo, Inc.	635	11,048,348
ORIX Corp.	208,500	20,278,263
Rohm Co. Ltd.	57,700	8,965,891
Sony Corp.	668,200	43,967,559
Sumitomo Electric Industries Ltd.	328,000	3,718,666
Takeda Chemical Industries Ltd. (a)	540,000	25,112,251
Terumo Corp.	47,300	868,481
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokyo Electron Ltd.	42,500	$ 2,572,763
Toshiba Corp.	2,990,000	15,798,669
Toyota Motor Corp.	779,400	27,454,364
Yamanouchi Pharmaceutical Co. Ltd.	117,000	3,283,355
TOTAL JAPAN		460,508,042
Korea (South) - 1.8%
Hynix Semiconductor, Inc. (a)	2,266,580	4,871,273
Hynix Semiconductor, Inc. unit (a)(c)	467,800	5,028,850
Samsung Electronics Co. Ltd.	165,600	24,448,442
SK Telecom Co. Ltd. sponsored ADR	253,200	4,279,080
TOTAL KOREA (SOUTH)		38,627,645
Netherlands - 7.5%
Akzo Nobel NV	169,500	7,200,360
ASML Holding NV (a)	301,900	6,794,532
Heineken NV	149,250	6,039,617
ING Groep NV (Certificaten Van Aandelen)	432,462	28,364,802
Koninklijke Ahold NV	993,687	31,236,750
Koninklijke Philips Electronics NV	696,924	18,538,859
Royal Dutch Petroleum Co. (Hague Registry)	654,400	38,138,434
STMicroelectronics NV (NY Shares)	102,400	3,481,600
Unilever NV (Certificaten Van Aandelen) (a)	105,700	6,358,033
Vendex KBB NV	699,457	8,913,880
VNU NV	106,700	3,626,093
Wolters Kluwer NV (Certificaten Van Aandelen)	119,800	3,231,581
TOTAL NETHERLANDS		161,924,541
Norway - 0.2%
Norsk Hydro AS	125,300	5,316,214
Singapore - 0.8%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	368,100	9,309,249
Overseas Union Bank Ltd.	862,296	4,468,712
United Overseas Bank Ltd.	539,472	3,402,209
TOTAL SINGAPORE		17,180,170
Spain - 2.3%
Banco Popular Espanol SA (Reg.)	187,600	6,581,005
Banco Santander Central Hispano SA	1,723,968	15,672,110
Telefonica SA	2,166,800	26,803,697
TOTAL SPAIN		49,056,812
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson AB (B Shares)	2,872,600	15,483,314
Switzerland - 6.5%
Credit Suisse Group (Reg.)	146,734	24,176,134

	Shares	Value (Note 1)
Julius Baer Holding AG (Bearer)	982	$ 3,786,189
Nestle SA (Reg.)	240,520	51,228,681
Novartis AG (Reg.)	434,970	15,776,302
Swiss Reinsurance Co. (Reg.)	3,270	6,549,116
Swisscom AG	20,580	4,911,202
UBS AG (Reg. D)	122,658	17,610,502
Zurich Financial Services AG	48,440	16,556,298
TOTAL SWITZERLAND		140,594,424
Taiwan - 2.8%
Siliconware Precision Industries Co. Ltd.	8,255,000	4,675,356
Taiwan Semiconductor Manufacturing Co. Ltd.	14,837,166	27,579,977
United Microelectronics Corp.	19,136,400	25,400,333
Winbond Electronics Corp.	3,111,000	2,611,324
TOTAL TAIWAN		60,266,990
United Kingdom - 11.9%
Amvescap PLC	280,900	4,910,012
AstraZeneca PLC	260,200	12,164,350
BHP Billiton PLC	3,156,500	15,826,304
British Telecommunications PLC	1,344,900	8,694,769
Carlton Communications PLC	1,076,700	5,120,329
Diageo PLC	760,700	8,397,923
GlaxoSmithKline PLC	1,872,894	52,628,331
HSBC Holdings PLC (United Kingdom) (Reg.)	1,214,200	14,546,120
Lloyds TSB Group PLC	4,214,300	42,438,908
Reed International PLC	537,300	4,790,946
Rio Tinto PLC (Reg. D)	594,700	10,622,363
Shell Transport & Trading Co. PLC (Reg. D)	871,900	7,265,839
Spirent PLC	1,081,100	3,381,598
Vodafone Group PLC	27,979,103	62,533,109
WPP Group PLC	465,700	4,613,899
TOTAL UNITED KINGDOM		257,934,800
United States of America - 3.0%
Bristol-Myers Squibb Co.	430,600	22,520,380
Micron Technology, Inc. (a)	567,100	23,307,810
Pfizer, Inc.	374,600	15,002,730
Phelps Dodge Corp.	81,200	3,369,800
TOTAL UNITED STATES OF AMERICA		64,200,720
TOTAL COMMON STOCKS (Cost $1,866,412,662)		1,870,570,742
Investment Companies - 0.1%

Multi-National - 0.1%
European Warrant Fund, Inc. (Cost $5,021,599)	306,000	1,897,200
Government Obligations - 1.5%
Moody's Ratings (unaudited)			Principal Amount (e)	Value (Note 1)
Germany - 1.0%
Germany Federal Republic 4.45% 7/13/01	-	EUR	24,000,000	$ 20,357,775
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 3.54% to 3.68% 7/12/01 to 8/16/01 (d)	-		11,500,000	11,453,633
TOTAL GOVERNMENT OBLIGATIONS (Cost $32,716,175)				31,811,408
Cash Equivalents - 20.0%
	Shares
Fidelity Cash Central Fund, 4.09% (b)	252,041,856	252,041,856
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	180,436,325	180,436,325
TOTAL CASH EQUIVALENTS (Cost $432,478,181)		432,478,181
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $2,336,628,617)		2,336,757,531
NET OTHER ASSETS - (8.1)%		(174,343,346)
NET ASSETS - 100%		$ 2,162,414,185
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
741 CAC 40 Index Contracts (France)	Sept. 2001	$ 33,048,416	$ 112,285
248 DAX 30 Index Contracts (Germany)	Sept. 2001	32,210,885	(893,741)
867 Dow Jones Euro Stoxx 50 Index Contracts	Sept. 2001	31,600,277	(1,533,476)
409 FTSE 100 Index Contracts (United Kingdom)	Sept. 2001	32,712,404	(1,810,443)
138 Nikkei 225 Index Contracts (Japan)	Sept. 2001	8,914,800	69,277
334 Topix Index Contracts (Japan)	Sept. 2001	34,706,862	(339,063)
		$ 173,193,644	$ (4,395,161)
The face value of futures purchased as a percentage of net assets - 8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,028,850 or 0.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,228,838.
(e) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $989,597,072 and $1,118,033,215, respectively.
The market value of futures contracts opened and closed during the period amounted to $572,681,490 and $420,666,736, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,925 for the period.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $12,966,274.
Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,363,260,925. Net unrealized depreciation aggregated $26,503,394, of which $270,270,441 related to appreciated investment securities and $296,773,835 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $184,695,932) (cost $2,336,628,617) - See accompanying schedule		$ 2,336,757,531
Cash		13,301
Foreign currency held at value (cost $31,931,785)		31,015,361
Receivable for investments sold		6,433,255
Receivable for fund shares sold		1,934,134
Dividends receivable		3,702,422
Interest receivable		897,847
Receivable for daily variation on futures contracts		1,894,505
Other receivables		192,113
Total assets		2,382,840,469
Liabilities
Payable for investments purchased	$ 24,530,070
Payable for fund shares redeemed	13,747,413
Accrued management fee	1,318,457
Distribution fees payable	27,022
Other payables and accrued expenses	366,997
Collateral on securities loaned, at value	180,436,325
Total liabilities		220,426,284
Net Assets		$ 2,162,414,185
Net Assets consist of:
Paid in capital		$ 2,328,658,059
Distributions in excess of net investment income		(88,471,969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,401,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,370,520)
Net Assets		$ 2,162,414,185
Initial Class: Net Asset Value, offering price and redemption price per share ($1,850,314,154 ÷ 118,645,989 shares)		$15.60
Service Class: Net Asset Value, offering price and redemption price per share ($293,365,903 ÷ 18,864,733 shares)		$15.55
Service Class 2: Net Asset Value, offering price and redemption price per share ($18,734,128 ÷ 1,209,369 shares)		$15.49

Statement of Operations

	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends		$ 20,601,997
Interest		9,082,136
Security lending		727,320
		30,411,453
Less foreign taxes withheld		(3,064,834)
Total income		27,346,619
Expenses
Management fee	$ 8,627,540
Transfer agent fees	775,122
Distribution fees	158,755
Accounting and security lending fees	576,107
Custodian fees and expenses	523,125
Registration fees	1,728
Audit	48,197
Legal	5,593
Reports to shareholders	232,881
Miscellaneous	701
Total expenses before reductions	10,949,749
Expense reductions	(661,887)	10,287,862
Net investment income		17,058,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(130,955,286)
Foreign currency transactions	(741,626)
Futures contracts	(1,775,736)	(133,472,648)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(158,480,845)
Assets and liabilities in foreign currencies	(1,049,619)
Futures contracts	(2,493,578)	(162,024,042)
Net gain (loss)		(295,496,690)
Net increase (decrease) in net assets resulting from operations		$ (278,437,933)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Operations Net investment income	$ 17,058,757	$ 24,067,131
Net realized gain (loss)	(133,472,648)	265,613,586
Change in net unrealized appreciation (depreciation)	(162,024,042)	(848,849,479)
Net increase (decrease) in net assets resulting from operations	(278,437,933)	(559,168,762)
Distributions to shareholders From net investment income	(28,968,027)	(34,503,154)
In excess of net investment income	(91,583,892)	(6,990,235)
From net realized gain	(190,776,039)	(261,723,629)
Total distributions	(311,327,958)	(303,217,018)
Share transactions - net increase (decrease)	215,064,932	518,278,056
Total increase (decrease) in net assets	(374,700,959)	(344,107,724)
Net Assets
Beginning of period	2,537,115,144	2,881,222,868
End of period (including under (over) distribution of net investment income of $(88,471,969) and $11,909,270, respectively)	$ 2,162,414,185	$ 2,537,115,144
Other Information:
	Six months ended June 30, 2001 (Unaudited)		Year ended December 31, 2000
	Shares	Dollars	Shares	Dollars
Share transactions Initial Class Sold	109,651,878	$ 1,903,147,125	180,026,822	$ 4,102,377,245
Reinvested	15,519,663	275,163,625	11,650,005	284,959,118
Redeemed	(119,910,078)	(2,073,704,388)	(178,033,342)	(4,052,515,974)
Net increase (decrease)	5,261,463	$ 104,606,362	13,643,485	$ 334,820,389
Service Class Sold	57,275,196	$ 966,249,746	68,519,615	$ 1,560,576,350
Reinvested	1,933,710	34,207,331	747,241	18,247,616
Redeemed	(53,243,095)	(900,457,119)	(61,639,680)	(1,408,864,371)
Net increase (decrease)	5,965,811	$ 99,999,958	7,627,176	$ 169,959,595
Service Class 2 A Sold	1,783,928	$ 30,258,744	734,419	$ 15,878,729
Reinvested	110,941	1,957,001	421	10,284
Redeemed	(1,305,951)	(21,757,133)	(114,389)	(2,390,941)
Net increase (decrease)	588,918	$ 10,458,612	620,451	$ 13,498,072
Distributions From net investment income Initial Class		$ 25,621,675		$ 32,471,354
Service Class		3,164,127		2,030,655
Service Class 2 A		182,225		1,145
Total		$ 28,968,027		$ 34,503,154
In excess of net investment income Initial Class		$ 81,004,230		$ 6,578,599
Service Class		10,003,549		411,405
Service Class 2 A		576,113		231
Total		$ 91,583,892		$ 6,990,235
From net realized gain Initial Class		$ 168,537,721		$ 245,909,165
Service Class		21,039,655		15,805,556
Service Class 2 A		1,198,663		8,908
Total		$ 190,776,039		$ 261,723,629
		$ 311,327,958		$ 303,217,018

A Service Class 2 commenced sale of shares January 12, 2000.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84	$ 17.06
Income from Investment Operations
Net investment income D	.12	.19 F	.24	.23	.30	.32 G
Net realized and unrealized gain (loss)	(2.12)	(4.93)	7.95	2.13	1.70	1.88
Total from investment operations	(2.00)	(4.74)	8.19	2.36	2.00	2.20
Less Distributions
From net investment income	(.22)	(.31)	(.31)	(.38)	(.33)	(.20)
In excess of net investment income	(.71)	(.06)	-	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	(1.31)	(.22)
Total distributions	(2.40)	(2.70)	(.81)	(1.50)	(1.64)	(.42)
Net asset value, end of period	$ 15.60	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Total Return B, C	(11.44)%	(19.07)%	42.55%	12.81%	11.56%	13.15%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,850,314	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322	$ 1,667,601
Ratio of expenses to average net assets	.92% A	.89%	.91%	.91%	.92%	.93%
Ratio of expenses to average net assets after all expense reductions	.86% A, H	.87% H	.87% H	.89% H	.90% H	.92% H
Ratio of net investment income to average net assets	1.47% A	.84%	1.10%	1.19%	1.55%	1.84%
Portfolio turnover rate	100% A	136%	78%	84%	67%	92%

Financial Highlights - Service Class

	Six months ended June 30, 2001	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income D	.11	.17 F	.22	.15	.01
Net realized and unrealized gain (loss)	(2.11)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(2.00)	(4.76)	8.16	2.34	(.16)
Less Distributions
From net investment income	(.22)	(.30)	(.31)	(.38)	-
In excess of net investment income	(.70)	(.06)	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(2.39)	(2.69)	(.81)	(1.50)	-
Net asset value, end of period	$ 15.55	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C	(11.48)%	(19.18)%	42.44%	12.69%	(0.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 293,366	$ 257,257	$ 144,371	$ 34,720	$ 931
Ratio of expenses to average net assets	1.02% A	.99%	1.01%	1.01%	1.02% A
Ratio of expenses to average net assets after all expense reductions	.96% A, H	.97% H	.98% H	.97% H	1.01% A, H
Ratio of net investment income to average net assets	1.36% A	.74%	1.00%	.80%	.31% A
Portfolio turnover rate	100% A	136%	78%	84%	67%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2001	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2000 E
Net asset value, beginning of period	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income D	.10	.12 F
Net realized and unrealized gain (loss)	(2.12)	(3.68)
Total from investment operations	(2.02)	(3.56)
Less Distributions
From net investment income	(.22)	(.30)
In excess of net investment income	(.71)	(.06)
From net realized gain	(1.47)	(2.33)
Total distributions	(2.40)	(2.69)
Net asset value, end of period	$ 15.49	$ 19.91
Total Return B, C	(11.61)%	(15.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 18,734	$ 12,351
Ratio of expenses to average net assets	1.18% A	1.15% A
Ratio of expenses to average net assets after all expense reductions	1.12% A, G	1.13% A, G
Ratio of net investment income to average net assets	1.21% A	.58% A
Portfolio turnover rate	100% A	136%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, passive foreign investment companies (PFIC), foreign currency transactions, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

Overseas Portfolio

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors. FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 138,038
Service Class 2	20,717
$ 158,755

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 677,203
Service Class	91,800
Service Class 2	6,119
$ 775,122

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Overseas Portfolio

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $661,848 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced the fund's custody expenses by $39.

8. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company and its subsidiaries (FILI), affiliates of FMR, were the record owners of approximately 12% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 33% of the total outstanding shares of the fund.

Overseas Portfolio

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 29, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,776,348,518.30	92.680
Against	448,126,395.47	1.677
Abstain	1,508,636,275.13	5.643
TOTAL	26,733,111,188.90	100.000

PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	24,496,494,437.66	91.634
Against	707,781,202.09	2.647
Abstain	1,528,835,549.15	5.719
TOTAL	26,733,111,188.90	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	26,118,185,004.24	97.700
Withheld	614,926,184.66	2.300
TOTAL	26,733,111,188.90	100.000
Ralph F. Cox
Affirmative	26,095,601,985.58	97.615
Withheld	637,509,203.32	2.385
TOTAL	26,733,111,188.90	100.000
Phyllis Burke Davis
Affirmative	26,083,791,943.91	97.571
Withheld	649,319,244.99	2.429
TOTAL	26,733,111,188.90	100.000
Robert M. Gates
Affirmative	26,102,950,511.88	97.643
Withheld	630,160,677.02	2.357
TOTAL	26,733,111,188.90	100.000
Abigail P. Johnson
Affirmative	26,037,276,918.63	97.397
Withheld	695,834,270.27	2.603
TOTAL	26,733,111,188.90	100.000
Edward C. Johnson 3d
Affirmative	26,080,170,223.36	97.558
Withheld	652,940,965.54	2.442
TOTAL	26,733,111,188.90	100.000
Donald J. Kirk
Affirmative	26,106,883,271.10	97.657
Withheld	626,227,917.80	2.343
TOTAL	26,733,111,188.90	100.000
	# of Votes Cast	% of Votes Cast
Marie L. Knowles
Affirmative	26,112,825,107.54	97.680
Withheld	620,286,081.36	2.320
TOTAL	26,733,111,188.90	100.000
Ned C. Lautenbach
Affirmative	26,118,368,287.41	97.700
Withheld	614,742,901.49	2.300
TOTAL	26,733,111,188.90	100.000
Peter S. Lynch
Affirmative	26,123,601,514.95	97.720
Withheld	609,509,673.95	2.280
TOTAL	26,733,111,188.90	100.000
Marvin L. Mann
Affirmative	26,109,956,160.87	97.669
Withheld	623,155,028.03	2.331
TOTAL	26,733,111,188.90	100.000
William O. McCoy
Affirmative	26,111,093,172.07	97.673
Withheld	622,018,016.83	2.327
TOTAL	26,733,111,188.90	100.000
Robert C. Pozen
Affirmative	26,115,314,548.99	97.689
Withheld	617,796,639.91	2.311
TOTAL	26,733,111,188.90	100.000
William S. Stavropoulos
Affirmative	26,080,088,758.45	97.557
Withheld	653,022,430.45	2.443
TOTAL	26,733,111,188.90	100.000
PROPOSAL 4
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,815,569,546.71	94.215
Against	25,464,262.95	1.321
Abstain	86,021,534.20	4.464
TOTAL	1,927,055,343.86	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for High Income Portfolio and Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,775,689,405.28	92.145
Against	44,179,285.29	2.293
Abstain	107,186,653.29	5.562
TOTAL	1,927,055,343.86	100.000
PROPOSAL 7
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for High Income Portfolio and Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,774,000,083.53	92.058
Against	45,297,103.43	2.350
Abstain	107,758,156.90	5.592
TOTAL	1,927,055,343.86	100.000
PROPOSAL 8
To approve an amended sub-advisory agreement with Fidelity International Investment Advisors (FIIA) for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,774,591,133.57	92.088
Against	44,316,720.04	2.300
Abstain	108,147,490.25	5.612
TOTAL	1,927,055,343.86	100.000
PROPOSAL 9
To approve an amended sub-advisory agreement between Fidelity International Investment Advisors (FIIA) and Fidelity International Investment Advisors U.K. Limited (FIIA(U.K.)L) for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,771,807,754.08	91.944
Against	44,657,180.60	2.317
Abstain	110,590,409.18	5.739
TOTAL	1,927,055,343.86	100.000
PROPOSAL 10
To approve a new sub-advisory agreement between Fidelity International Investment Advisors (FIIA) and Fidelity Investments Japan Limited (FIJ) for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,770,295,043.97	91.865
Against	45,881,834.47	2.381
Abstain	110,878,465.42	5.754
TOTAL	1,927,055,343.86	100.000
PROPOSAL 12
To eliminate a fundamental investment policy for Overseas Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,726,857,388.38	89.611
Against	83,196,273.38	4.317
Abstain	117,001,682.10	6.072
TOTAL	1,927,055,343.86	100.000
PROPOSAL 13
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,759,986,437.38	91.330
Against	51,725,023.93	2.685
Abstain	115,343,882.55	5.985
TOTAL	1,927,055,343.86	100.000

*Denotes trust-wide proposals and voting results.

Overseas Portfolio

Semiannual Report

Overseas Portfolio

Overseas Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President

Richard R. Mace Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Marie F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Chase Manhattan Bank
New York, NY

VIPOVRS-SANN-0801 141556
1.705696.103

Fidelity® Variable Insurance Products:

Value Portfolio

Semiannual Report

June 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

Market Environment	3	A review of what happened in world markets during the past six months.
Performance and Investment Summary	4	How the fund has done over time, and an overview of the fund's investments at the end of the period.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	11	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	15	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Market Environment

There's an expression in financial quarters that says, "When the United States sneezes, the world catches cold." That would seem to be a pretty fair statement judging by the performance of the global economy during the six-month period ending June 30, 2001. Considering that more than a third of all goods sold in the U.S. are imports - compared to 20% a decade ago - the sharp deceleration of the domestic economy had far-reaching ramifications. Asia, the Pacific Rim, Europe and many other parts of the world - particularly technology exporters - were negatively affected by slowing U.S. demand. Higher energy costs also put a damper on global economic growth through the first half of 2001. The news was better in the second quarter of the year, at least for U.S. stocks. The second quarter gains of U.S. equity stock funds were the biggest since the fourth quarter of 1999, according to Lipper Inc.

U.S. Stock Markets

Despite extreme volatility during the first half of 2001, opportunities for strong returns were still abundant for equity investors. In short, big was anything but better during the first half of the year. Small- and mid-cap value stocks were the top performers, while large-cap growth fell from favor. The technology and telecommunications industries were the primary victims of this fallout. The "irrational exuberance" - a phrase coined by Federal Reserve Board chairman Alan Greenspan a few years ago to describe the extraordinary run-up in these new economy stocks - quickly evaporated as economic growth slowed and earnings disappointments piled up. In response, investors turned to the long-neglected value arena, where many companies demonstrated real earnings growth and reasonable valuations. A look at the numbers reveals the performance discrepancy between the large-cap growth and mid- to small-cap value styles: For the six-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 12.72%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 14.24%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 6.70%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 12.40%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 1.86%.

Foreign Stock Markets

The performance of international equity markets echoed that of their U.S. counterparts during the first half of 2001. Slowing economic growth led to a sell-off in the so-called TMT sectors - meaning technology, media and telecommunications. As a result, margin pressures and a decline in capital expenditures took a heavy toll on corporate earnings, causing the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index to drop 14.45%. Europe accounted for much of the weakness. The global slowdown reduced export activity, and the European Central Bank's reluctance to cut interest rates due to inflation fears was greeted negatively by investors. Japan also suffered a sharp drop in exports, particularly in technology-related sectors. The Tokyo Stock Exchange Index (TOPIX), a benchmark of the Japanese stock market, fell 6.86%. On the other hand, South Korea posted one of the best performances, as the Korea Composite Stock Price Index (KOSPI) jumped 11.30% during the past six months thanks to renewed strength in semiconductor demand. Latin American stocks rebounded in the second quarter of 2001, helping the Morgan Stanley Capital International Emerging Markets Free - Latin America Index record a 6.16% gain for the first half of the year.

U.S. Bond Markets

Investment-grade bonds extended their recent dominance over most major stock indexes for the six-month period ending June 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 3.62% during this time frame. Treasuries relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 1.95%. Overwhelming evidence of deteriorating economic growth spurred the Federal Reserve Board to aggressively ease interest rates, with a total of six cuts during the first six months of 2001. This strong positive signal of support for the economy triggered one of the best months ever for corporate bonds in January. Further yield spread tightening in the spring ensured top billing for the Lehman Brothers Credit Bond Index, which returned 5.38%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a still-robust housing market aided discount mortgage securities. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.06% and 3.78%, respectively. High-yield bonds also chipped in with a positive six-month return, despite a negative second quarter. Overall, the Merrill Lynch High Yield Master II Index gained 3.38% in the first half of 2001.

Foreign Bond Markets

In general, emerging-markets debt outperformed developed nation investment-grade government bonds during the past six months. The J.P. Morgan Emerging Markets Bond Index Global returned 5.82% in that time frame. Russia stood out among the index's top performers, helped by a continuation of economic reforms and several credit rating upgrades. Argentina was at the opposite end of the spectrum, plagued by its slumping economy and potential debt defaults. Meanwhile, international government bonds fell 6.78%, according to the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. European government bond performance was held back somewhat as the euro had a difficult time competing with the strong U.S. dollar.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio - Initial Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Initial Class shares will appear once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Mellon Financial Corp.	4.7
PNC Financial Services Group, Inc.	4.5
Exxon Mobil Corp.	4.0
Kimberly-Clark Corp.	2.3
Charles Schwab Corp.	2.2
17.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.0
Industrials	18.6
Consumer Discretionary	15.0
Energy	7.5
Information Technology	7.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	92.3%
Short-Term Investments and Net Other Assets	7.7%

* Foreign investments	1.2%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio - Service Class

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class shares will appear once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Mellon Financial Corp.	4.7
PNC Financial Services Group, Inc.	4.5
Exxon Mobil Corp.	4.0
Kimberly-Clark Corp.	2.3
Charles Schwab Corp.	2.2
17.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.0
Industrials	18.6
Consumer Discretionary	15.0
Energy	7.5
Information Technology	7.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	92.3%
Short-Term Investments and Net Other Assets	7.7%

* Foreign investments	1.2%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio - Service Class 2

Performance and Investment Summary

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns for Service Class 2 shares will appear once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Investment Summary

Top Five Stocks as of June 30, 2001
% of fund's net assets
Mellon Financial Corp.	4.7
PNC Financial Services Group, Inc.	4.5
Exxon Mobil Corp.	4.0
Kimberly-Clark Corp.	2.3
Charles Schwab Corp.	2.2
17.7
Top Five Market Sectors as of June 30, 2001
% of fund's net assets
Financials	21.0
Industrials	18.6
Consumer Discretionary	15.0
Energy	7.5
Information Technology	7.1

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

Asset Allocation as of June 30, 2001
% of fund's net assets *
Stocks	92.3%
Short-Term Investments and Net Other Assets	7.7%

* Foreign investments	1.2%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve DuFour, Portfolio Manager of Value Portfolio

Q. How did the fund perform, Steve?

A. From its inception on May 9, 2001, through June 30, 2001, the fund underperformed its benchmark, the Russell 3000® Value Index, which was flat during the same period. Going forward, we'll look at the fund's performance at six- and 12-month intervals and compare it to its Lipper peer group.

Q. What makes this fund different from other value funds?

A. I think the two differentiating factors are Fidelity's research capability, which is where many of my ideas come from, and my contrarian nature, or willingness to look away from the crowd to find the best value opportunities. Reflecting my contrarian approach, I positioned the fund to participate in the recovery I expected in some beaten-down industries that had grown out of favor, such as brokerage stocks and semiconductors. By and large, investors have been retreating from these stocks, while I have been utilizing the market's volatility in some areas to opportunistically purchase stocks that I believe have been unfairly punished. This buying allowed the fund to own what I believe is a group of high-quality companies that should benefit from an economic recovery. Also, since I'm not tied to things like a dividend yield requirement, I have the flexibility to be more nimble and to move around the market capitalization spectrum. For example, during the brief period since the fund's inception, I had the latitude to own a significant percentage of mid- and small-cap stocks, which I believed would enhance the fund's performance in the months ahead. In general, these stocks outperformed large-cap stocks during the past six months.

Q. Can you describe your definition of value?

A. I define value in terms of a company's worth in comparison to its trading price. I want to own great companies that are selling at a discount to their intrinsic value. My favorite types of value investments are companies with a catalyst for change, such as a new management team, a product launch, a significant cost-cutting measure, or a merger or acquisition. Other examples would be companies poised to benefit from a reduction in industry capacity that should lead to improved pricing, or fallen angels - former growth stocks that have fallen out of favor for short-term or nonrecurring reasons.

Q. How do you analyze a company?

A. Ultimately, the factors that play into my analysis depend on the industry I'm looking at. For some industries, I focus on price-to-earnings ratios. In other industries, I focus on dividend yield or price-to-cash-flow ratios. I don't have a set computer model or algorithm that spits out company names. It's a very hands-on process, and my goal is to finish the analysis of a company and come up with a buy/sell price before I invest. This way, when things change with the company, I already know at what price I'm willing to buy it at and at what price I'll start selling and taking profits.

Q. Will the fund be fairly concentrated or diversified?

A. The fund will be diversified, but the degree of concentration among my top-10 ideas will vary. I expect the top-10 holdings to be in the range of 25%-50% of the fund's net assets, with the top holding representing between 2%-10%. However, if I find a stock I think could be a real winner, I'm going to make the most of it, and the fund's top-10 weighting could be skewed closer to 50%. On the other hand, if the market doesn't hand me what appears to be a clear-cut winner - which is the situation currently - then the assets will be spread over a greater number of holdings. While I anticipate having between 70-170 stocks in the fund at any time, the fund currently leans toward the higher end of that range to take advantage of the market's penchant for mid- and small-cap stocks.

Q. What's your outlook for value stocks, Steve?

A. I'm optimistic that the economy will recover at some point in the near future and that, when it stabilizes, the fund should benefit from my current positioning of the portfolio. A number of recent economic stimulants - including the Federal Reserve Board's interest-rate cuts and the federal government's income-tax cut - bode well for the economy. However, I'll be closely following the economic health of consumers. The jury is still out on the direction of consumer spending due to potentially higher unemployment, higher energy prices and the uncertain economic backdrop.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks capital appreciation

Start date: May 9, 2001

Size: as of June 30, 2001, more than $1 million

Manager: Steve DuFour, since inception; joined Fidelity in 1993

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.5%
Dana Corp.	250	$ 5,835
Delphi Automotive Systems Corp.	760	12,107
Snap-On, Inc.	50	1,208
		19,150
Automobiles - 0.2%
Winnebago Industries, Inc.	100	3,075
Hotels Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	100	2,585
Hilton Hotels Corp.	200	2,320
Marriott International, Inc. Class A	110	5,207
McDonald's Corp.	450	12,177
MGM Mirage, Inc. (a)	170	5,093
		27,382
Household Durables - 2.7%
Black & Decker Corp.	130	5,130
Clayton Homes, Inc.	350	5,502
D.R. Horton, Inc.	100	2,270
Fortune Brands, Inc.	160	6,138
Leggett & Platt, Inc.	100	2,203
The Stanley Works	70	2,932
Whirlpool Corp.	140	8,750
		32,925
Leisure Equipment & Products - 0.5%
Mattel, Inc.	300	5,676
Media - 5.8%
AT&T Corp. - Liberty Media Group Class A (a)	1,070	18,714
Dow Jones & Co., Inc.	70	4,180
E.W. Scripps Co. Class A	240	16,560
Gannett Co., Inc.	60	3,954
Interpublic Group of Companies, Inc.	140	4,109
McGraw-Hill Companies, Inc.	40	2,646
News Corp. Ltd. sponsored ADR	310	11,517
NTL, Inc. (a)	380	4,579
The New York Times Co. Class A	120	5,040
		71,299
Multiline Retail - 0.5%
Costco Wholesale Corp. (a)	20	839
The May Department Stores Co.	140	4,796
		5,635
Specialty Retail - 1.2%
Gap, Inc.	420	12,180
Pier 1 Imports, Inc.	250	2,875
		15,055

	Shares	Value (Note 1)
Textiles & Apparel - 0.4%
Jones Apparel Group, Inc. (a)	120	$ 5,184
TOTAL CONSUMER DISCRETIONARY		185,381
CONSUMER STAPLES - 7.1%
Beverages - 2.0%
The Coca-Cola Co.	550	24,750
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	110	4,622
Wm. Wrigley Jr. Co.	100	4,685
		9,307
Household Products - 2.3%
Kimberly-Clark Corp.	510	28,509
Personal Products - 2.1%
Avon Products, Inc.	250	11,570
Gillette Co.	480	13,915
		25,485
TOTAL CONSUMER STAPLES		88,051
ENERGY - 7.5%
Energy Equipment & Services - 0.3%
Schlumberger Ltd. (NY Shares)	80	4,212
Oil & Gas - 7.2%
Chevron Corp.	190	17,195
Conoco, Inc. Class B	360	10,404
Exxon Mobil Corp.	570	49,790
Occidental Petroleum Corp.	310	8,243
Phillips Petroleum Co.	50	2,850
		88,482
TOTAL ENERGY		92,694
FINANCIALS - 21.0%
Banks - 15.5%
Banknorth Group, Inc.	120	2,701
Charter One Financial, Inc.	150	4,785
City National Corp.	100	4,429
Fifth Third Bancorp	100	6,035
First Tennessee National Corp.	150	5,207
First Union Corp.	200	6,988
FleetBoston Financial Corp.	410	16,175
Hibernia Corp. Class A	150	2,670
Mellon Financial Corp.	1,260	57,947
Pacific Century Financial Corp.	210	5,416
PNC Financial Services Group, Inc.	840	55,264
Popular, Inc.	160	5,192
SouthTrust Corp.	220	5,720
Synovus Financial Corp.	170	5,335
Trustmark Corp.	180	3,870
U.S. Bancorp	200	4,558
		192,292
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - 3.9%
Charles Schwab Corp.	1,740	$ 26,622
Citigroup, Inc.	100	5,284
Morgan Stanley Dean Witter & Co.	250	16,058
		47,964
Insurance - 0.9%
Allstate Corp.	100	4,399
Conseco, Inc.	480	6,552
		10,951
Real Estate - 0.7%
Equity Office Properties Trust	280	8,856
TOTAL FINANCIALS		260,063
HEALTH CARE - 3.2%
Biotechnology - 0.2%
Serologicals Corp. (a)	120	2,550
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	160	5,726
Guidant Corp. (a)	220	7,920
		13,646
Health Care Providers & Services - 0.1%
Owens & Minor, Inc.	50	950
Pharmaceuticals - 1.8%
American Home Products Corp.	150	8,766
Merck & Co., Inc.	100	6,391
Pharmacia Corp.	150	6,893
		22,050
TOTAL HEALTH CARE		39,196
INDUSTRIALS - 17.9%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	430	15,932
Raytheon Co.	50	1,328
		17,260
Air Freight & Couriers - 0.5%
United Parcel Service, Inc. Class B	100	5,780
Airlines - 1.5%
Delta Air Lines, Inc.	310	13,665
Northwest Airlines Corp. (a)	200	4,730
		18,395
Building Products - 1.5%
Masco Corp.	620	15,475
York International Corp.	80	2,802
		18,277
Commercial Services & Supplies - 2.7%
Avery Dennison Corp.	210	10,721
Cendant Corp. (a)	380	7,410

	Shares	Value (Note 1)
Ecolab, Inc.	130	$ 5,326
Pitney Bowes, Inc.	230	9,688
		33,145
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	190	5,510
Molex, Inc. Class A (non-vtg.)	50	1,473
		6,983
Industrial Conglomerates - 0.9%
Textron, Inc.	210	11,558
Machinery - 7.2%
Circor International, Inc.	50	903
Deere & Co.	120	4,542
Dover Corp.	130	4,895
Eaton Corp.	120	8,412
Flowserve Corp. (a)	250	7,688
Illinois Tool Works, Inc.	190	12,027
Ingersoll-Rand Co.	110	4,532
Navistar International Corp. (a)	890	25,036
PACCAR, Inc.	150	7,671
Pall Corp.	220	5,177
Parker-Hannifin Corp.	50	2,122
Pentair, Inc.	100	3,380
SPX Corp. (a)	20	2,504
		88,889
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	210	6,336
Norfolk Southern Corp.	320	6,624
Swift Transportation Co., Inc. (a)	200	3,826
Werner Enterprises, Inc.	210	4,612
		21,398
TOTAL INDUSTRIALS		221,685
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	150	2,906
Corning, Inc.	350	5,849
JDS Uniphase Corp. (a)	150	1,977
Motorola, Inc.	310	5,134
Tellabs, Inc. (a)	50	933
		16,799
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. Class A (a)	60	2,403
SCI Systems, Inc. (a)	745	18,998
Solectron Corp. (a)	330	6,039
Thermo Electron Corp. (a)	190	4,184
		31,624
Semiconductor Equipment & Products - 3.2%
Altera Corp. (a)	100	2,966
Analog Devices, Inc. (a)	100	4,325
Atmel Corp. (a)	150	1,943
Cypress Semiconductor Corp. (a)	340	8,109
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Kulicke & Soffa Industries, Inc. (a)	125	$ 2,125
National Semiconductor Corp. (a)	375	10,920
Texas Instruments, Inc.	160	5,040
Xilinx, Inc. (a)	100	4,205
		39,633
TOTAL INFORMATION TECHNOLOGY		88,056
MATERIALS - 6.7%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	120	5,490
Dow Chemical Co.	320	10,640
E.I. du Pont de Nemours and Co.	390	18,814
Praxair, Inc.	130	6,110
Valspar Corp.	50	1,775
		42,829
Construction Materials - 0.4%
Vulcan Materials Co.	100	5,375
Containers & Packaging - 0.2%
Packaging Corp. of America (a)	150	2,330
Metals & Mining - 1.6%
Newmont Mining Corp.	320	5,955
Nucor Corp.	70	3,422
Phelps Dodge Corp.	110	4,565
Quanex Corp.	230	5,957
		19,899
Paper & Forest Products - 1.0%
Boise Cascade Corp.	100	3,517
Wausau-Mosinee Paper Corp.	520	6,703
Westvaco Corp.	100	2,429
		12,649
TOTAL MATERIALS		83,082
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
ALLTEL Corp.	50	3,063
BellSouth Corp.	570	22,954
		26,017
UTILITIES - 4.0%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	300	13,851
Northeast Utilities	100	2,075
Southern Co.	490	11,393
Wisconsin Energy Corp.	200	4,754
		32,073

	Shares	Value (Note 1)
Gas Utilities - 0.9%
KeySpan Corp.	130	$ 4,742
Sempra Energy	220	6,015
		10,757
Multi-Utilities - 0.2%
Utilicorp United, Inc.	100	3,055
Water Utilities - 0.3%
American Water Works, Inc.	130	4,286
TOTAL UTILITIES		50,171
TOTAL COMMON STOCKS (Cost $1,142,096)		1,134,396
Convertible Preferred Stocks - 0.7%

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Raytheon Co. $4.12 (Cost $8,952)	170	8,266
Cash Equivalents - 10.3%

Fidelity Cash Central Fund, 4.09% (b) (Cost $128,066)	128,066	128,066
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,279,114)		1,270,728
NET OTHER ASSETS - (2.6)%		(32,529)
NET ASSETS - 100%		$ 1,238,199
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,178,870 and $25,745, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $18 for the period.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,279,114. Net unrealized depreciation aggregated $8,386, of which $33,380 related to appreciated investment securities and $41,766 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $1,279,114) - See accompanying schedule		$ 1,270,728
Receivable for fund shares sold		36,135
Dividends receivable		1,096
Interest receivable		90
Receivable from investment adviser for expense reductions		20,374
Total assets		1,328,423
Liabilities
Payable to custodian bank	$ 10,782
Payable for investments purchased	61,552
Distribution fees payable	116
Other payables and accrued expenses	17,774
Total liabilities		90,224
Net Assets		$ 1,238,199
Net Assets consist of:
Paid in capital		$ 1,248,008
Undistributed net investment income		653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,076)
Net unrealized appreciation (depreciation) on investments		(8,386)
Net Assets		$ 1,238,199
Initial Class: Net Asset Value, offering price and redemption price per share ($297,145 ÷ 30,001 shares)		$9.90
Service Class: Net Asset Value, offering price and redemption price per share ($373,630 ÷ 37,729 shares)		$9.90
Service Class 2: Net Asset Value, offering price and redemption price per share ($567,424 ÷ 57,310 shares)		$9.90

Statement of Operations

	May 9, 2001 (commencement of operations) to June 30, 2001 (Unaudited)
Investment Income Dividends		$ 2,209
Interest		842
Total income		3,051
Expenses
Management fee	$ 839
Transfer agent fees	111
Distribution fees	191
Accounting fees and expenses	8,409
Custodian fees and expenses	2,884
Audit	10,861
Total expenses before reductions	23,295
Expense reductions	(20,897)	2,398
Net investment income		653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,076)
Change in net unrealized appreciation (depreciation) on investment securities		(8,386)
Net gain (loss)		(10,462)
Net increase (decrease) in net assets resulting from operations		$ (9,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	May 9, 2001 (commencement of operations) to June 30, 2001 (Unaudited)
Operations Net investment income	$ 653
Net realized gain (loss)	(2,076)
Change in net unrealized appreciation (depreciation)	(8,386)
Net increase (decrease) in net assets resulting from operations	(9,809)
Share transactions - net increase (decrease)	1,248,008
Total increase (decrease) in net assets	1,238,199
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $653)	$ 1,238,199

Other Information:	Six months ended June 30, 2001 (Unaudited) A
	Shares	Dollars
Share transactions Initial Class Sold	30,001	$ 300,008
Reinvested	-	-
Redeemed	-	-
Net increase (decrease)	30,001	$ 300,008
Service Class Sold	37,731	$ 376,442
Reinvested	-	-
Redeemed	(2)	(20)
Net increase (decrease)	37,729	$ 376,422
Service Class 2 Sold	57,312	$ 571,598
Reinvested	-	-
Redeemed	(2)	(20)
Net increase (decrease)	57,310	$ 571,578

A Share transactions are for the period May 9, 2001 (commencement of operations) to June 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

Six months ended June 30, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 297
Ratio of expenses to average net assets before expense reductions	15.58% A, G
Ratio of expenses to average net assets after voluntary waivers	1.50% A
Ratio of expenses to average net assets after all expense reductions	1.48% A, F
Ratio of net investment income to average net assets	.57% A
Portfolio turnover rate	17% A

Financial Highlights - Service Class

Six months ended June 30, 2001 E
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.11)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 374
Ratio of expenses to average net assets before expense reductions	15.68% A, G
Ratio of expenses to average net assets after voluntary waivers	1.60% A
Ratio of expenses to average net assets after all expense reductions	1.59% A, F
Ratio of net investment income to average net assets	.47% A
Portfolio turnover rate	17% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to June 30, 2001.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2001 D
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income G	.00
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.10)
Net asset value, end of period	$ 9.90
Total Return B, C	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 567
Ratio of expenses to average net assets before expense reductions	15.83% A, F
Ratio of expenses to average net assets after voluntary waivers	1.75% A
Ratio of expenses to average net assets after all expense reductions	1.74% A, E
Ratio of net investment income to average net assets	.32% A
Portfolio turnover rate	17% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period May 9, 2001 (commencement of operations) to June 30, 2001.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F The annualized expense ratio before expense reductions reflects certain fixed expenses and may not be representative of full period ratios.

G Net investment income per share has been calculated based on average shares outstanding during the period.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Value Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Each class calculates its net asset value per share as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each Service Class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. For the period, this fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, each class paid FDC the following amounts, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 44
Service Class 2	147
$ 191

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 32
Service Class	33
Service Class 2	46
$ 111

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Value Portfolio

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.50%	$ 6,103
Service Class	1.60%	6,312
Service Class 2	1.75%	8,462
		$ 20,877

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced the fund's custody expenses by $20.

6. Beneficial Interest.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 80% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 20% of the total outstanding shares of the fund.

Value Portfolio

Semiannual Report

Value Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Jr., Vice President

Stephen M. DuFour, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0801 141403
1.761034.100